UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
December 31, 2008 (Unaudited)	Columbia Asset Allocation Fund II

		Shares	Value ($)*
Common Stocks — 61.5%
CONSUMER DISCRETIONARY — 5.5%
Diversified Consumer Services — 0.5%
	Apollo Group, Inc., Class A (a)	600	45,972
	H&R Block, Inc.	9,300	211,296
	Weight Watchers International, Inc.	6,300	185,346
Diversified Consumer Services Total			442,614
Hotels, Restaurants & Leisure — 0.9%
	Brinker International, Inc.	8,700	91,698
	Darden Restaurants, Inc.	1,400	39,452
	International Game Technology, Inc.	4,000	47,560
	McDonald’s Corp.	7,800	485,082
	Yum! Brands, Inc.	3,500	110,250
Hotels, Restaurants & Leisure Total			774,042
Household Durables — 0.3%
	KB Home	200	2,724
	NVR, Inc. (a)	500	228,125
Household Durables Total			230,849
Leisure Equipment & Products — 0.2%
	Hasbro, Inc.	7,500	218,775
Leisure Equipment & Products Total			218,775
Media — 1.7%
	CBS Corp., Class B	6,800	55,692
	Comcast Corp., Class A	9,100	153,608
	DIRECTV Group, Inc. (a)	18,000	412,380
	DISH Network Corp., Class A (a)	13,800	153,042
	Gannett Co., Inc.	2,700	21,600
	McGraw-Hill Companies, Inc.	4,400	102,036
	News Corp., Class A	900	8,181
	Time Warner, Inc.	22,600	227,356
	Viacom, Inc., Class B (a)	5,200	99,112
	Walt Disney Co.	11,000	249,590
Media Total			1,482,597
Multiline Retail — 0.3%
	Big Lots, Inc. (a)	5,900	85,491
	Dollar Tree, Inc. (a)	100	4,180
	Macy’s, Inc.	11,300	116,955
	Target Corp.	1,600	55,248
Multiline Retail Total			261,874
Specialty Retail — 1.4%
	Best Buy Co., Inc.	7,400	208,014
	GameStop Corp., Class A (a)	800	17,328

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — (continued)
	Gap, Inc.	18,400	246,376
	Home Depot, Inc.	18,500	425,870
	Lowe’s Companies, Inc.	4,600	98,992
	RadioShack Corp.	1,800	21,492
	Ross Stores, Inc.	200	5,946
	Sherwin-Williams Co.	900	53,775
	TJX Companies, Inc.	6,700	137,819
Specialty Retail Total			1,215,612
Textiles, Apparel & Luxury Goods — 0.2%
	Coach, Inc. (a)	10,000	207,700
Textiles, Apparel & Luxury Goods Total			207,700
CONSUMER DISCRETIONARY TOTAL			4,834,063
CONSUMER STAPLES — 7.4%
Beverages — 1.3%
	Coca-Cola Co.	11,400	516,078
	Coca-Cola Enterprises, Inc.	13,200	158,796
	Pepsi Bottling Group, Inc.	4,400	99,044
	PepsiCo, Inc.	6,300	345,051
Beverages Total			1,118,969
Food & Staples Retailing — 1.6%
	CVS Caremark Corp.	4,400	126,456
	Kroger Co.	11,200	295,792
	Safeway, Inc.	1,000	23,770
	Sysco Corp.	4,100	94,054
	Wal-Mart Stores, Inc.	15,100	846,506
	Walgreen Co.	2,800	69,076
Food & Staples Retailing Total			1,455,654
Food Products — 0.6%
	Bunge Ltd.	4,000	207,080
	Dean Foods Co. (a)	2,900	52,113
	General Mills, Inc.	1,100	66,825
	H.J. Heinz Co.	1,600	60,160
	Kellogg Co.	2,500	109,625
	Kraft Foods, Inc., Class A	2,900	77,865
Food Products Total			573,668
Household Products — 2.0%
	Church & Dwight Co., Inc.	1,300	72,956
	Colgate-Palmolive Co.	1,600	109,664
	Energizer Holdings, Inc. (a)	2,800	151,592

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — (continued)
	Kimberly-Clark Corp.	4,600	242,604
	Procter & Gamble Co.	18,600	1,149,852
Household Products Total			1,726,668
Personal Products — 0.2%
	Avon Products, Inc.	1,700	40,851
	Estee Lauder Companies, Inc., Class A	100	3,096
	Herbalife Ltd.	6,200	134,416
Personal Products Total			178,363
Tobacco — 1.7%
	Altria Group, Inc.	42,100	634,026
	Philip Morris International, Inc.	12,900	561,279
	Reynolds American, Inc.	7,300	294,263
Tobacco Total			1,489,568
CONSUMER STAPLES TOTAL			6,542,890
ENERGY — 7.8%
Energy Equipment & Services — 0.6%
	BJ Services Co.	2,800	32,676
	Diamond Offshore Drilling, Inc.	700	41,258
	ENSCO International, Inc.	3,600	102,204
	FMC Technologies, Inc. (a)	1,100	26,213
	Halliburton Co.	7,100	129,078
	Schlumberger Ltd.	3,600	152,388
Energy Equipment & Services Total			483,817
Oil, Gas & Consumable Fuels — 7.2%
	Anadarko Petroleum Corp.	400	15,420
	Apache Corp.	4,600	342,838
	Chevron Corp.	15,200	1,124,344
	Cimarex Energy Co.	4,100	109,798
	ConocoPhillips	12,600	652,680
	Devon Energy Corp.	1,700	111,707
	Encore Acquisition Co. (a)	2,100	53,592
	EOG Resources, Inc.	2,300	153,134
	Exxon Mobil Corp.	32,000	2,554,560
	Hess Corp.	1,400	75,096
	Marathon Oil Corp.	7,200	196,992
	Massey Energy Co.	4,200	57,918
	Murphy Oil Corp.	1,200	53,220
	Newfield Exploration Co. (a)	1,000	19,750
	Occidental Petroleum Corp.	8,300	497,917
	Sunoco, Inc.	1,500	65,190

3

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Valero Energy Corp.	4,900	106,036
	W&T Offshore, Inc.	12,300	176,136
	Walter Industries, Inc.	600	10,506
	XTO Energy, Inc.	600	21,162
Oil, Gas & Consumable Fuels Total			6,397,996
ENERGY TOTAL			6,881,813
FINANCIALS — 8.4%
Capital Markets — 1.6%
	Ameriprise Financial, Inc.	300	7,008
	Bank of New York Mellon Corp.	4,700	133,151
	BlackRock, Inc., Class A	600	80,490
	Charles Schwab Corp.	12,200	197,274
	Eaton Vance Corp.	700	14,707
	Franklin Resources, Inc.	900	57,402
	Goldman Sachs Group, Inc.	4,600	388,194
	Morgan Stanley	11,400	182,856
	Northern Trust Corp.	2,200	114,708
	State Street Corp.	2,900	114,057
	T. Rowe Price Group, Inc.	2,200	77,968
	TD Ameritrade Holding Corp. (a)	1,000	14,250
Capital Markets Total			1,382,065
Commercial Banks — 2.1%
	BB&T Corp.	7,400	203,204
	Citigroup, Inc.	20,900	140,239
	Comerica, Inc.	900	17,865
	First Horizon National Corp.	1	8
	PNC Financial Services Group, Inc.	4,700	230,300
	SunTrust Banks, Inc.	4,800	141,792
	U.S. Bancorp	14,700	367,647
	Wells Fargo & Co.	26,600	784,168
Commercial Banks Total			1,885,223
Consumer Finance — 0.2%
	American Express Co.	7,600	140,980
	Capital One Financial Corp.	1,700	54,213
	SLM Corp. (a)	3,000	26,700
Consumer Finance Total			221,893
Diversified Financial Services — 0.9%
	JPMorgan Chase & Co.	23,400	737,802

4

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
	Moody’s Corp.	1,200	24,108
Diversified Financial Services Total			761,910
Insurance — 2.3%
	AFLAC, Inc.	6,600	302,544
	Allstate Corp.	8,400	275,184
	American Financial Group, Inc.	500	11,440
	Arch Capital Group Ltd. (a)	300	21,030
	Assurant, Inc.	1,100	33,000
	Axis Capital Holdings Ltd.	5,500	160,160
	Chubb Corp.	3,700	188,700
	Genworth Financial, Inc., Class A	700	1,981
	Loews Corp.	3,500	98,875
	Marsh & McLennan Companies, Inc.	1,900	46,113
	MetLife, Inc.	5,100	177,786
	Progressive Corp.	9,200	136,252
	Prudential Financial, Inc.	5,700	172,482
	RenaissanceRe Holdings Ltd.	500	25,780
	Travelers Companies, Inc.	6,400	289,280
	Unum Group	5,000	93,000
Insurance Total			2,033,607
Real Estate Investment Trusts (REITs) — 1.2%
	Annaly Capital Management, Inc.	16,100	255,507
	AvalonBay Communities, Inc.	100	6,058
	Boston Properties, Inc.	500	27,500
	Equity Residential Property Trust	2,000	59,640
	Federal Realty Investment Trust	100	6,208
	Kimco Realty Corp.	2,900	53,012
	Public Storage, Inc.	2,600	206,700
	Rayonier, Inc.	3,100	97,185
	Simon Property Group, Inc.	4,000	212,520
	Ventas, Inc.	1,900	63,783
	Vornado Realty Trust	1,000	60,350
Real Estate Investment Trusts (REITs) Total			1,048,463
Thrifts & Mortgage Finance — 0.1%
	Hudson City Bancorp, Inc.	5,900	94,164
Thrifts & Mortgage Finance Total			94,164
FINANCIALS TOTAL			7,427,325
HEALTH CARE — 8.9%
Biotechnology — 2.5%
	Amgen, Inc. (a)	13,200	762,300

5

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Biotechnology — (continued)
	Biogen Idec, Inc. (a)	8,600	409,618
	Celgene Corp. (a)	500	27,640
	Cephalon, Inc. (a)	6,000	462,240
	Genzyme Corp. (a)	1,400	92,918
	Gilead Sciences, Inc. (a)	9,400	480,716
Biotechnology Total			2,235,432
Health Care Equipment & Supplies — 1.1%
	Advanced Medical Optics, Inc. (a)	900	5,949
	Baxter International, Inc.	2,300	123,257
	Becton Dickinson & Co.	2,000	136,780
	Boston Scientific Corp. (a)	29,700	229,878
	Hill-Rom Holdings, Inc.	9,700	159,662
	Medtronic, Inc.	1,400	43,988
	St. Jude Medical, Inc. (a)	4,900	161,504
	Varian Medical Systems, Inc. (a)	600	21,024
	Zimmer Holdings, Inc. (a)	2,900	117,218
Health Care Equipment & Supplies Total			999,260
Health Care Providers & Services — 0.1%
	Aetna, Inc.	1,300	37,050
	McKesson Corp.	400	15,492
	WellPoint, Inc. (a)	1,200	50,556
Health Care Providers & Services Total			103,098
Life Sciences Tools & Services — 0.4%
	Life Technologies Corp. (a)	3,100	72,261
	Thermo Fisher Scientific, Inc. (a)	6,500	221,455
Life Sciences Tools & Services Total			293,716
Pharmaceuticals — 4.8%
	Abbott Laboratories	2,200	117,414
	Bristol-Myers Squibb Co.	1,000	23,250
	Eli Lilly & Co.	15,100	608,077
	Forest Laboratories, Inc. (a)	10,900	277,623
	Johnson & Johnson	16,700	999,161
	King Pharmaceuticals, Inc. (a)	9,200	97,704
	Merck & Co., Inc.	9,900	300,960
	Mylan, Inc. (a)	44,500	440,105
	Pfizer, Inc.	56,500	1,000,615
	Schering-Plough Corp.	12,100	206,063

6

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
	Wyeth	5,200	195,052
Pharmaceuticals Total			4,266,024
HEALTH CARE TOTAL			7,897,530
INDUSTRIALS — 6.9%
Aerospace & Defense — 1.1%
	Boeing Co.	7,800	332,826
	General Dynamics Corp.	400	23,036
	Honeywell International, Inc.	5,400	177,282
	Lockheed Martin Corp.	600	50,448
	Northrop Grumman Corp.	3,400	153,136
	Precision Castparts Corp.	100	5,948
	Raytheon Co.	400	20,416
	United Technologies Corp.	4,100	219,760
Aerospace & Defense Total			982,852
Air Freight & Logistics — 0.9%
	C.H. Robinson Worldwide, Inc.	500	27,515
	FedEx Corp.	6,300	404,145
	United Parcel Service, Inc., Class B	7,100	391,636
Air Freight & Logistics Total			823,296
Airlines — 0.4%
	Southwest Airlines Co.	34,600	298,252
Airlines Total			298,252
Commercial Services & Supplies — 0.9%
	Brink’s Co.	2,600	69,888
	R.R. Donnelley & Sons Co.	33,600	456,288
	Steelcase, Inc., Class A	2,500	14,050
	Waste Management, Inc.	6,100	202,154
Commercial Services & Supplies Total			742,380
Construction & Engineering — 0.2%
	Fluor Corp.	4,500	201,915
Construction & Engineering Total			201,915
Electrical Equipment — 0.6%
	Emerson Electric Co.	6,500	237,965
	Rockwell Automation, Inc.	8,800	283,712
	Roper Industries, Inc.	900	39,069
Electrical Equipment Total			560,746
Industrial Conglomerates — 0.9%
	3M Co.	4,400	253,176
	General Electric Co.	27,500	445,500

7

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Industrial Conglomerates — (continued)
	Tyco International Ltd.	5,700	123,120
Industrial Conglomerates Total			821,796
Machinery — 0.5%
	AGCO Corp. (a)	200	4,718
	Caterpillar, Inc.	2,000	89,340
	Cummins, Inc.	2,500	66,825
	Dover Corp.	1,000	32,920
	Oshkosh Corp.	30,500	271,145
	Terex Corp. (a)	100	1,732
Machinery Total			466,680
Professional Services — 0.4%
	Dun & Bradstreet Corp.	800	61,760
	Manpower, Inc.	6,900	234,531
	Robert Half International, Inc.	900	18,738
Professional Services Total			315,029
Road & Rail — 1.0%
	Burlington Northern Santa Fe Corp.	2,800	211,988
	CSX Corp.	4,700	152,609
	J.B. Hunt Transport Services, Inc.	300	7,881
	Norfolk Southern Corp.	1,600	75,280
	Ryder System, Inc.	6,600	255,948
	Union Pacific Corp.	3,200	152,960
Road & Rail Total			856,666
Trading Companies & Distributors — 0.0%
	WESCO International, Inc. (a)	1,000	19,230
Trading Companies & Distributors Total			19,230
INDUSTRIALS TOTAL			6,088,842
INFORMATION TECHNOLOGY — 9.5%
Communications Equipment — 0.9%
	Cisco Systems, Inc. (a)	38,400	625,920
	Harris Corp.	200	7,610
	QUALCOMM, Inc.	5,500	197,065
Communications Equipment Total			830,595
Computers & Peripherals — 2.1%
	Apple, Inc. (a)	3,700	315,795
	Hewlett-Packard Co.	16,600	602,414
	International Business Machines Corp.	8,400	706,944
	Seagate Technology	7,300	32,339

8

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — (continued)
	Western Digital Corp. (a)	16,700	191,215
Computers & Peripherals Total			1,848,707
Internet Software & Services — 1.1%
	Akamai Technologies, Inc. (a)	300	4,527
	eBay, Inc. (a)	19,700	275,012
	Google, Inc., Class A (a)	900	276,885
	IAC/InterActiveCorp (a)	2,600	40,898
	Sohu.com, Inc. (a)	4,300	203,562
	Yahoo!, Inc. (a)	16,100	196,420
Internet Software & Services Total			997,304
IT Services — 0.8%
	Accenture Ltd., Class A	9,500	311,505
	Affiliated Computer Services, Inc., Class A (a)	100	4,595
	Computer Sciences Corp. (a)	6,100	214,354
	MasterCard, Inc., Class A	400	57,172
	Visa, Inc., Class A	700	36,715
	Western Union Co.	2,700	38,718
IT Services Total			663,059
Office Electronics — 0.0%
	Xerox Corp.	3,700	29,489
Office Electronics Total			29,489
Semiconductors & Semiconductor Equipment — 1.1%
	Analog Devices, Inc.	1,000	19,020
	Intel Corp.	36,700	538,022
	LSI Corp. (a)	27,100	89,159
	Texas Instruments, Inc.	21,200	329,024
Semiconductors & Semiconductor Equipment Total			975,225
Software — 3.5%
	Adobe Systems, Inc. (a)	11,000	234,190
	Autodesk, Inc. (a)	2,300	45,195
	BMC Software, Inc. (a)	2,900	78,039
	CA, Inc.	6,336	117,406
	Compuware Corp. (a)	1,200	8,100
	Intuit, Inc. (a)	3,800	90,402
	Microsoft Corp.	63,700	1,238,328
	Oracle Corp. (a)	39,600	702,108

9

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Symantec Corp. (a)	40,800	551,616
Software Total			3,065,384
INFORMATION TECHNOLOGY TOTAL			8,409,763
MATERIALS — 2.0%
Chemicals — 1.9%
	Air Products & Chemicals, Inc.	500	25,135
	Ashland, Inc.	27,700	291,127
	Celanese Corp., Series A	6,000	74,580
	CF Industries Holdings, Inc.	5,800	285,128
	Dow Chemical Co.	6,900	104,121
	E.I. Du Pont de Nemours & Co.	11,100	280,830
	Eastman Chemical Co.	400	12,684
	Monsanto Co.	2,700	189,945
	Mosaic Co.	8,000	276,800
	Praxair, Inc.	500	29,680
	Terra Industries, Inc.	3,700	61,679
	Valhi, Inc.	500	5,350
Chemicals Total			1,637,059
Construction Materials — 0.0%
	Eagle Materials, Inc.	400	7,364
Construction Materials Total			7,364
Containers & Packaging — 0.1%
	Owens-Illinois, Inc. (a)	3,500	95,655
Containers & Packaging Total			95,655
Metals & Mining — 0.0%
	United States Steel Corp.	600	22,320
Metals & Mining Total			22,320
Paper & Forest Products — 0.0%
	International Paper Co.	500	5,900
Paper & Forest Products Total			5,900
MATERIALS TOTAL			1,768,298
TELECOMMUNICATION SERVICES — 2.3%
Diversified Telecommunication Services — 2.0%
	AT&T, Inc.	34,900	994,650
	Qwest Communications International, Inc.	12,400	45,136
	Verizon Communications, Inc.	20,800	705,120
Diversified Telecommunication Services Total			1,744,906

10

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 0.3%
	NII Holdings, Inc. (a)	4,800	87,264
	Sprint Nextel Corp. (a)	93,000	170,190
Wireless Telecommunication Services Total			257,454
TELECOMMUNICATION SERVICES TOTAL			2,002,360
UTILITIES — 2.8%
Electric Utilities — 1.5%
	American Electric Power Co., Inc.	2,400	79,872
	Duke Energy Corp.	4,000	60,040
	Edison International	12,500	401,500
	Exelon Corp.	3,600	200,196
	FirstEnergy Corp.	6,500	315,770
	FPL Group, Inc.	2,900	145,957
	Pepco Holdings, Inc.	5,500	97,680
	Southern Co.	400	14,800
Electric Utilities Total			1,315,815
Gas Utilities — 0.5%
	Energen Corp.	5,800	170,114
	ONEOK, Inc.	3,800	110,656
	Questar Corp.	3,300	107,877
Gas Utilities Total			388,647
Independent Power Producers & Energy Traders — 0.0%
	AES Corp. (a)	1,400	11,536
Independent Power Producers & Energy Traders Total			11,536
Multi-Utilities — 0.8%
	CenterPoint Energy, Inc.	12,200	153,964
	Consolidated Edison, Inc.	600	23,358
	Integrys Energy Group, Inc.	600	25,788
	MDU Resources Group, Inc.	3,900	84,162
	NiSource, Inc.	14,700	161,259
	PG&E Corp.	2,300	89,033
	Public Service Enterprise Group, Inc.	4,200	122,514
	Sempra Energy	1,200	51,156
Multi-Utilities Total			711,234
UTILITIES TOTAL			2,427,232

	Total Common Stocks (cost of $60,629,215)		54,280,116

Par ($)
Mortgage-Backed Securities — 14.3%
Federal Home Loan Mortgage Corp.
	5.000% 07/01/20	192,170	197,780

11

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	5.000% 12/01/35	256,000	261,971
	5.000% 06/01/37	920,458	941,731
	5.000% 07/01/38	1,357,331	1,388,565
	5.500% 01/01/21	152,564	157,473
	5.500% 07/01/21	115,614	119,244
	5.500% 09/01/37	901,253	923,490
	6.000% 12/01/37	1,124,325	1,159,445
	6.500% 07/01/29	115,717	121,106
	6.500% 11/01/32	226,531	236,371
	6.500% 11/01/37	1,269,578	1,320,091
	8.000% 09/01/25	33,921	35,994
Federal National Mortgage Association
	5.000% 10/01/20	300,383	309,153
	5.000% 04/01/38	1,045,451	1,068,528
	5.199% 08/01/36(b)	26,121	25,933
	5.500% 04/01/36	154,094	158,145
	5.500% 11/01/36	348,641	357,808
	5.500% 05/01/37	825,806	847,472
	5.500% 06/01/37	1,006,385	1,032,789
	6.000% 04/01/36	168,776	173,952
	6.000% 06/01/36	329,089	339,182
	6.000% 10/01/36	1,291,971	1,331,592
	6.000% 11/01/36	19,047	19,631
	6.500% 09/01/34	11,407	11,881
	6.500% 01/01/37	5,465	5,682
	7.500% 10/01/11	19,930	20,708
	8.500% 08/01/11	16,051	16,696
	10.000% 09/01/18	42,864	48,303
Government National Mortgage Association
	7.500% 12/15/23	20,096	21,298

	Total Mortgage-Backed Securities (cost of $12,213,959)		12,652,014
Government & Agency Obligations — 4.2%
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Province of Ontario
	3.125% 09/08/10	225,000	227,306
Province of Quebec
	5.000% 07/17/09	325,000	325,469

12

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
United Mexican States
	7.500% 04/08/33	191,000	218,218
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			770,993
U.S. GOVERNMENT AGENCIES — 0.7%
Federal Home Loan Mortgage Corp.
	5.500% 08/13/14	175,000	201,778
	5.500% 08/23/17	285,000	336,105
Federal National Mortgage Association
	5.375% 08/15/09(c)	45,000	46,350
U.S. GOVERNMENT AGENCIES TOTAL			584,233
U.S. GOVERNMENT OBLIGATIONS — 2.6%
U.S. Treasury Bonds
	5.375% 02/15/31	1,221,000	1,677,730
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11	684,618	671,942
U.S. GOVERNMENT OBLIGATIONS TOTAL			2,349,672

	Total Government & Agency Obligations (cost of $3,221,073)		3,704,898
Corporate Fixed-Income Bonds & Notes — 8.6%
BASIC MATERIALS — 0.2%
Chemicals — 0.1%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	85,000	85,512
Chemicals Total			85,512
Iron/Steel — 0.1%
Nucor Corp.
	5.850% 06/01/18	100,000	97,043
Iron/Steel Total			97,043
BASIC MATERIALS TOTAL			182,555
COMMUNICATIONS — 1.3%
Media — 0.5%
Comcast Cable Holdings LLC
	9.875% 06/15/22	51,000	60,564
Comcast Corp.
	7.050% 03/15/33	100,000	104,309
News America, Inc.
	6.550% 03/15/33	125,000	112,071
Time Warner Cable, Inc.
	7.300% 07/01/38	150,000	155,830
Viacom, Inc.
	6.125% 10/05/17	60,000	49,729
Media Total			482,503

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Telecommunication Services — 0.8%
AT&T, Inc.
	5.100% 09/15/14	175,000	172,023
British Telecommunications PLC
	5.150% 01/15/13	125,000	119,075
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	112,000	140,010
Telefonica Emisones SAU
	5.984% 06/20/11	75,000	73,970
Verizon Global Funding Corp.
	7.750% 12/01/30	100,000	110,890
Vodafone Group PLC
	5.000% 12/16/13	100,000	96,197
Telecommunication Services Total			712,165
COMMUNICATIONS TOTAL			1,194,668
CONSUMER CYCLICAL — 0.5%
Entertainment — 0.1%
Walt Disney Co.
	4.500% 12/15/13	100,000	100,660
Lodging — 0.1%
Marriott International, Inc.
	5.625% 02/15/13	125,000	95,000
Lodging Total			95,000
Retail — 0.3%
CVS Caremark Corp.
	5.750% 06/01/17	100,000	94,147
Wal-Mart Stores, Inc.
	5.800% 02/15/18	100,000	110,655
Retail Total			204,802
CONSUMER CYCLICAL TOTAL			400,462
CONSUMER NON-CYCLICAL — 0.7%
Beverages — 0.3%
Bottling Group LLC
	6.950% 03/15/14	125,000	135,726
Diageo Capital PLC
	5.750% 10/23/17	100,000	96,760
Beverages Total			232,486

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — 0.2%
ConAgra Foods, Inc.
	6.750% 09/15/11	95,000	96,031
Kraft Foods, Inc.
	6.500% 08/11/17	100,000	100,514
Food Total			196,545
Household Products/Wares — 0.1%
Fortune Brands, Inc.
	5.375% 01/15/16	100,000	83,525
Household Products/Wares Total			83,525
Pharmaceuticals — 0.1%
Wyeth
	5.500% 02/01/14	100,000	101,579
Pharmaceuticals Total			101,579
CONSUMER NON-CYCLICAL TOTAL			614,135
ENERGY — 0.8%
Oil & Gas — 0.4%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	125,000	109,016
Nexen, Inc.
	5.875% 03/10/35	150,000	112,933
Talisman Energy, Inc.
	6.250% 02/01/38	135,000	98,023
Valero Energy Corp.
	6.875% 04/15/12	75,000	75,422
Oil & Gas Total			395,394
Oil & Gas Services — 0.2%
Halliburton Co.
	5.900% 09/15/18	75,000	79,126
Weatherford International Ltd.
	5.150% 03/15/13	100,000	88,057
Oil & Gas Services Total			167,183
Pipelines — 0.2%
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	140,000	96,330

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — (continued)
TransCanada Pipelines Ltd.
	6.350% 05/15/67(b)	185,000	82,693
Pipelines Total			179,023
ENERGY TOTAL			741,600
FINANCIALS — 3.1%
Banks — 2.2%
Bank of New York Mellon Corp.
	5.125% 08/27/13	160,000	163,494
Capital One Financial Corp.
	5.500% 06/01/15	250,000	218,134
Citigroup, Inc.
	5.000% 09/15/14	190,000	167,121
Credit Suisse/New York
	6.000% 02/15/18	175,000	160,707
Deutsche Bank AG
	4.875% 05/20/13	150,000	147,268
Goldman Sachs Group, Inc.
	6.345% 02/15/34	130,000	94,335
JPMorgan Chase & Co.
	6.000% 01/15/18	140,000	147,773
Keycorp
	6.500% 05/14/13	110,000	101,408
Merrill Lynch & Co., Inc.
	6.050% 08/15/12	200,000	197,316
Morgan Stanley
	4.750% 04/01/14	100,000	76,189
SunTrust Preferred Capital I
	5.853% 12/15/11(b)	165,000	89,100
USB Capital IX
	6.189% 04/15/49(b)	285,000	133,950
Wachovia Corp.
	4.875% 02/15/14	150,000	137,801
Wells Fargo & Co.
	5.250% 10/23/12	140,000	142,595
Banks Total			1,977,191
Diversified Financial Services — 0.3%
AGFC Capital Trust I
	6.000% 01/15/67(b)(d)	210,000	50,158
General Electric Capital Corp.
	5.000% 01/08/16	175,000	169,472

16

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11(e)(f)	150,000	14,250
Diversified Financial Services Total			233,880
Insurance — 0.4%
Chubb Corp.
	5.750% 05/15/18	50,000	48,008
Principal Life Income Funding Trusts
	5.300% 04/24/13	110,000	103,040
Prudential Financial, Inc.
	6.000% 12/01/17	125,000	100,275
UnitedHealth Group, Inc.
	5.250% 03/15/11	115,000	108,131
Insurance Total			359,454
Real Estate — 0.0%
ERP Operating LP
	5.200% 04/01/13	16,000	11,880
Real Estate Total			11,880
Real Estate Investment Trusts (REITs) — 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	58,000	47,957
Simon Property Group LP
	5.750% 12/01/15	100,000	65,319
Real Estate Investment Trusts (REITs) Total			113,276
FINANCIALS TOTAL			2,695,681
INDUSTRIALS — 0.6%
Aerospace & Defense — 0.1%
United Technologies Corp.
	5.375% 12/15/17	120,000	121,308
Aerospace & Defense Total			121,308
Machinery — 0.1%
Caterpillar Financial Services Corp.
	5.450% 04/15/18	100,000	93,628
Machinery Total			93,628
Transportation — 0.4%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	100,000	92,212
Union Pacific Corp.
	3.875% 02/15/09	125,000	125,230

17

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — (continued)
United Parcel Service, Inc.
	4.500% 01/15/13	100,000	103,154
Transportation Total			320,596
INDUSTRIALS TOTAL			535,532
TECHNOLOGY — 0.2%
Networking Equipment — 0.1%
Cisco Systems, Inc.
	5.250% 02/22/11	100,000	103,813
Total Networking Equipment			103,813
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	100,000	110,096
Software Total			110,096
TECHNOLOGY TOTAL			213,909
UTILITIES — 1.2%
Electric — 0.9%
Commonwealth Edison Co.
	5.950% 08/15/16	125,000	116,650
Consolidated Edison Co. of New York, Inc
	5.850% 04/01/18	100,000	100,698
Indiana Michigan Power Co.
	5.650% 12/01/15	200,000	182,843
NY State Electric & Gas Corp.
	5.750% 05/01/23	18,000	14,665
Pacific Gas & Electric Co.
	5.800% 03/01/37	100,000	103,721
Progress Energy, Inc.
	7.750% 03/01/31	125,000	125,151
Southern California Edison Co.
	5.000% 01/15/14	125,000	127,236
Electric Total			770,964
Gas — 0.3%
Atmos Energy Corp.
	6.350% 06/15/17	110,000	97,462

18

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Gas — (continued)
Sempra Energy
	4.750% 05/15/09	150,000	148,137
Gas Total			245,599
UTILITIES TOTAL			1,016,563

	Total Corporate Fixed-Income Bonds & Notes (cost of $8,659,510)		7,595,105
Collateralized Mortgage Obligations — 6.2%
AGENCY — 2.1%
Federal Home Loan Mortgage Corp.
	4.500% 03/15/21	1,100,000	1,121,240
Federal National Mortgage Association
	5.500% 08/25/17	278,451	286,840
	6.000% 04/25/17	227,037	237,390
	7.000% 01/25/21	20,106	21,422
Vendee Mortgage Trust
	I.O.:
	0.301% 03/15/29(b)	6,963,234	101,333
	0.440% 03/15/28(b)	4,867,574	99,175
AGENCY TOTAL			1,867,400
NON - AGENCY — 4.1%
Bear Stearns Adjustable Rate Mortgage Trust
	5.526% 02/25/47(b)	893,980	459,188
Countrywide Alternative Loan Trust
	5.250% 03/25/35	732,230	567,478
	5.250% 08/25/35	118,882	81,846
	5.500% 10/25/35	1,124,843	724,259
Lehman Mortgage Trust
	6.500% 01/25/38	478,692	310,402
WaMu Mortgage Pass-Through Certificates
	5.706% 02/25/37(b)	932,626	508,728
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	939,610	768,352

19

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Wells Fargo Alternative Loan Trust
	5.500% 02/25/35	262,113	204,025
NON-AGENCY TOTAL			3,624,278

	Total Collateralized Mortgage Obligations (cost of $7,167,091)		5,491,678
Commercial Mortgage-Backed Securities — 3.7%
Bear Stearns Commercial Mortgage Securities
	5.464% 04/12/38(b)	400,000	203,660
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.529% 01/12/37	750,000	682,853
	5.525% 04/15/43(b)	828,000	419,403
	5.447% 05/15/45	180,000	124,921
	5.447% 06/12/47	287,000	176,514
LB-UBS Commercial Mortgage Trust
	5.084% 02/15/31	1,200,000	1,045,759
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.533% 12/15/30(b)	1,882,520	23,372
Merrill Lynch Mortgage Trust
	5.242% 11/12/37(b)	790,000	470,583
Morgan Stanley Capital I
	5.370% 12/15/43	226,000	106,801

	Total Commercial Mortgage-Backed Securities (cost of $4,716,171)		3,253,866
Asset-Backed Securities — 1.2%
Citicorp Residential Mortgage Securities, Inc.
	6.080% 06/25/37	290,000	208,363
First Plus Home Loan Trust
	7.720% 05/10/24	7,213	7,205
Ford Credit Auto Owner Trust
	5.470% 06/15/12	392,000	363,634
USAA Auto Owner Trust
	4.500% 10/15/13	543,000	485,227

	Total Asset-Backed Securities (cost of $1,238,016)		1,064,429

20

		Par ($)	Value ($)
Short-Term Obligation — 0.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due on 01/02/09, at 0.010%, collateralized by a U.S. Government Agency Obligation maturing 07/28/11, market value $301,238 (repurchase proceeds $293,000)	293,000	293,000

	Total Short-Term Obligation (cost of $293,000)		293,000

	Total Investments — 100.0% (cost of $98,138,035)(g)(h)		88,335,106

	Other Assets & Liabilities, Net — 0.0%		16,119

	Net Assets — 100.0%		88,351,225

21

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                 Level 1 – quoted prices in active markets for identical securities

•                 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$56,629,787	$(107)
	Level 2 – Other Significant Observable Inputs	31,705,319	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$88,335,106	$(107)

*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2008.
(c)	A portion of this security, with a market value of $25,750, is pledged as collateral for open futures contracts.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the value of this security, which is not illiquid, represents 0.1% of net assets.

(e)	The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued. At December 31, 2008, the value of this security represents less than 0.1% of net assets.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(g)	Cost for federal income tax purposes is $98,138,035.
(h)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$9,143,377	$(18,946,306)	$(9,802,929)

At December 31, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
5-Year U.S. Treasury Note	4	$476,219	$476,326	Mar-09	$(107)

Acronym	Name

I.O.	Interest Only

23

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia California Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.1%
EDUCATION — 3.8%
Education — 3.8%
CA Education Facilities Authority
	Pitzer College,
	Series 2005 A:
	5.000% 04/01/25	1,270,000	1,133,145
	5.000% 10/01/25	1,250,000	1,094,950
CA Public Works Board
	Series 2005 C,
	5.000% 04/01/16	1,000,000	1,083,970
	Series 2005 D,
	5.000% 05/01/15	1,000,000	1,094,850
CA University
	Series 2003 A,
	Insured: FGIC
	5.000% 11/01/12	1,325,000	1,410,635
	Series 2005 A,
	Insured: AMBAC
	5.000% 11/01/12	1,000,000	1,064,630
PR University of Puerto Rico
	Series 2006 Q,
	5.000% 06/01/12	1,000,000	964,400
Education Total			7,846,580
EDUCATION TOTAL			7,846,580
HEALTH CARE — 7.6%
Continuing Care Retirement — 0.4%
CA Health Facilities Financing Authority
	Nevada Methodist Homes,
	Series 2006,
	5.000% 07/01/26	1,000,000	853,890
Continuing Care Retirement Total			853,890
Hospitals — 7.2%
CA Loma Linda Hospital
	Loma Linda University Medical Center,
	Series 2005:
	5.000% 12/01/16	2,000,000	1,674,520
	5.000% 12/01/18	2,000,000	1,597,920
	5.000% 12/01/22	1,000,000	702,760
CA Municipal Finance Authority
	Community Hospitals of Central California,
	Series 2013,
	5.000% 02/01/13	1,150,000	1,102,137
CA Rancho Mirage Joint Powers Financing Authority
	Series 1997 B,
	Insured: MBIA
	4.875% 07/01/22	1,500,000	1,188,795

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
CA Statewide Communities Development Authority
	Adventist Health System/West,
	Series 2005 A,
	5.000% 03/01/17	1,000,000	910,150
	John Muir Health,
	Series 2006 A,
	5.000% 08/15/17	3,000,000	2,889,930
	Kaiser Foundation Health Plan,
	Series 2004 E,
	3.875% 04/01/32(a)	5,000,000	5,019,850
Hospitals Total			15,086,062
HEALTH CARE TOTAL			15,939,952
HOUSING — 0.4%
Single-Family — 0.4%
CA Department of Veteran Affairs
	Series 2006,
	4.500% 12/01/23	1,000,000	888,040
Single-Family Total			888,040
HOUSING TOTAL			888,040
INDUSTRIALS — 0.2%
Oil & Gas — 0.2%
CA Roseville Natural Gas Financing Authority
	Series 2007,
	5.000% 02/15/11	500,000	470,710
Oil & Gas Total			470,710
INDUSTRIALS TOTAL			470,710
OTHER — 4.0%
Other — 0.9%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/16	2,000,000	1,769,580
Other Total			1,769,580
Refunded/Escrowed(b) — 1.7%
CA Health Facilities Finance Authority
	Cedars-Sinai Medical Center,
	Series 1999 A,
	Pre-refunded 12/01/09,
	6.125% 12/01/19	1,000,000	1,055,370
CA Lucia Mar Unified School District
	Series 2004 A,
	Pre-refunded 08/01/14,
	Insured: FGIC
	5.250% 08/01/20	1,230,000	1,441,941

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(b) — (continued)
CA Orange County Water District
	Series 2003 B,
	Pre-refunded 08/15/13,
	Insured: MBIA
	5.375% 08/15/17	650,000	752,134
CA State Department Water Resources
	Series 2001,
	Escrowed to Maturity,
	Insured: AMBAC
	5.500% 12/01/09	5,000	5,217
	Series 2003 Y,
	Escrowed to Maturity,
	Insured: FGIC
	5.000% 12/01/10	15,000	16,063
CA Statewide Communities Development Authority
	Series 1999,
	Escrowed to Maturity,
	6.000% 07/01/09	330,000	337,617
Refunded/Escrowed Total			3,608,342
Tobacco — 1.4%
CA County Tobacco Securitization Agency
	Series 2006,
	(c) 06/01/21
	(5.250% 12/01/10)	1,000,000	623,120
CA Golden State Tobacco Securitization Corp.
	Series 2005 A,
	Insured: AMBAC
	5.000% 06/01/14	1,250,000	1,283,025
	Series 2007 A-1,
	5.000% 06/01/33	1,000,000	546,070
CA Tobacco Securitization Authority of Southern California
	San Diego County Tobacco,
	Series 2006 A1,
	5.000% 06/01/37	1,000,000	525,670
Tobacco Total			2,977,885
OTHER TOTAL			8,355,807
RESOURCE RECOVERY — 1.0%
Disposal — 1.0%
CA Los Angeles Sanitation Equipment
	Series 2003,
	Insured: FSA
	5.000% 02/01/10	1,000,000	1,041,060
	Series 2005,
	Insured: FGIC
	5.000% 02/01/13	1,000,000	1,085,880
Disposal Total			2,126,940
RESOURCE RECOVERY TOTAL			2,126,940

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — 50.3%
Local Appropriated — 12.1%
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: FSA
	6.000% 09/01/11	1,000,000	1,084,580
CA County of Riverside Certificates of Participation
	Series 2005 A,
	Insured: FGIC
	5.000% 11/01/17	1,465,000	1,566,671
CA County of San Diego Certificates of Participation
	Series 2001,
	Insured: AMBAC
	5.000% 11/01/11	1,000,000	1,040,770
	Series 2005,
	Insured: AMBAC
	5.000% 11/15/19	2,030,000	2,008,766
CA Culver City School Facilities Financing Authority
	Series 2005,
	5.500% 08/01/23	1,490,000	1,594,062
CA Foothill-De Anza Community College District
	Series 2005,
	Insured: FGIC:
	5.250% 08/01/18	1,000,000	1,115,100
	5.250% 08/01/21	1,000,000	1,060,850
CA Kings River Conservative District
	Series 2004,
	5.000% 05/01/14	3,135,000	2,881,034
CA Los Angeles Community Redevelopment Agency
	Series 2005,
	Insured: AMBAC
	5.000% 09/01/15	1,095,000	1,091,430
CA Los Angeles County Capital Asset Leasing Corp.
	Series 2002 B,
	Insured: AMBAC
	6.000% 12/01/12	1,000,000	1,091,420
CA Los Angeles Municipal Improvement Corp.
	Series 2002 G,
	Insured: FGIC
	5.250% 09/01/13	1,500,000	1,644,525
CA Oakland Joint Powers Financing Authority
	Series 2008 B,
	5.000% 08/01/22	2,000,000	1,786,780
CA Sacramento City Financing Authority
	Series 2006,
	Insured: AMBAC
	5.250% 12/01/22	1,000,000	1,042,780

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local Appropriated — (continued)
CA San Francisco City & County Public Utilities Communication
	Series 2003 A,
	Insured: MBIA
	5.000% 10/01/13	1,000,000	1,063,380
CA San Francisco Building Authority
	Series 2005 A,
	5.000% 12/01/12	3,000,000	3,119,580
CA San Mateo County Joint Powers Financing Authority
	Series 2008 A,
	5.000% 07/15/20	435,000	438,571
CA Santa Clara County Financing Authority
	Series 1998 A,
	Insured: AMBAC
	4.500% 05/15/12	1,075,000	1,087,255
CA Vista Certificates of Participation
	Series 2007,
	Insured: MBIA
	4.750% 05/01/21	750,000	626,648
Local Appropriated Total			25,344,202
Local General Obligations — 21.0%
CA Antelope Valley Community College District
	Series 2007,
	Insured: MBIA
	5.250% 08/01/20	500,000	530,900
CA Center Community College District
	Series 2004 A,
	Insured: MBIA
	5.250% 08/01/22	965,000	990,283
CA Central Valley School District Financing Authority
	Series 1998 A,
	Insured: MBIA
	6.150% 08/01/09	1,000,000	1,029,330
CA Compton Community College District
	Series 2004 A,
	Insured: MBIA
	5.250% 07/01/17	1,330,000	1,317,884
CA Desert Sands Unified School District
	Series 2006,
	Insured: AMBAC
	(d) 06/01/16	1,000,000	730,090
CA East Bay Municipal Utility District
	Series 2003 F,
	Insured: AMBAC
	5.000% 04/01/15	1,000,000	1,072,720

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
CA East Side Union High School District Santa Clara County
	Series 2006,
	Insured: FSA
	5.250% 09/01/20	1,280,000	1,336,269
CA Foothill-De Anza Community College District
	Series 2002,
	Insured: FGIC
	5.000% 08/01/14	975,000	1,039,087
CA Los Angeles Community College District
	Series 2003 B,
	Insured: FSA
	5.000% 08/01/12	500,000	542,595
CA Los Angeles Unified School District
	Series 2006 G,
	Insured: AMBAC
	5.000% 07/01/20	1,000,000	1,041,540
CA Los Angeles
	Series 2004 A,
	Insured: MBIA
	4.000% 09/01/13	1,000,000	1,056,160
CA Los Gatos Joint Union High School District
	Series 2005,
	Insured: FSA
	5.000% 12/01/17	2,000,000	2,160,900
CA Pajaro Valley Unified School District
	Series 2005,
	Insured: FSA
	5.250% 08/01/18	1,535,000	1,650,985
CA Palomar Pomerado Health
	San Diego County,
	Series 2007 A,
	Insured: MBIA
	(d) 08/01/19	2,500,000	1,444,150
CA Pasadena Area Community College District
	Series 2006 C,
	Insured: AMBAC
	(d) 08/01/11	2,000,000	1,847,680
CA Rancho Santiago Community College District
	Series 2005,
	Insured: FSA
	5.250% 09/01/19	1,000,000	1,109,180
CA Rescue Unified School District
	Series 2005,
	Insured: MBIA
	(d) 09/01/26	1,100,000	377,135

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
CA San Bernardino Community College District
	Series 2005,
	Guarantor: PSFG
	5.000% 08/01/17	3,000,000	3,251,400
CA San Diego Community College District
	Series 2005,
	Insured: FSA
	(d) 05/01/15	1,000,000	785,480
CA San Mateo County Community College District
	Series 2006 A,
	Insured: MBIA
	(d) 09/01/15	1,000,000	748,300
CA San Mateo Foster City School Facilities Financing Authority
	Series 2005,
	Insured: FSA:
	4.000% 08/15/12	1,000,000	1,055,280
	5.500% 08/15/19	2,000,000	2,260,780
CA San Ramon Valley Unified School District
	Series 2004,
	Insured: FSA
	5.250% 08/01/16	1,800,000	1,987,344
CA Santa Ana Unified School District
	Series 2008 A,
	(d) 08/01/20	3,250,000	1,691,300
CA Santa Barbara County Community College District
	Series 2008 A,
	5.000% 08/01/22	300,000	308,712
CA Saugus Union School District
	Series 2006,
	Insured: FGIC
	5.250% 08/01/21	1,000,000	1,045,270
CA Simi Valley School Financing Authority
	Series 2007,
	Insured: FSA:
	5.000% 08/01/18	1,045,000	1,140,084
	5.000% 08/01/23	2,405,000	2,419,237
CA South San Francisco School District
	Series 2006,
	Insured: MBIA
	5.250% 09/15/20	1,000,000	1,061,420
CA Southwestern Community College District
	Series 2005,
	Insured: FGIC
	5.250% 08/01/17	1,230,000	1,375,595
CA Ventura County Community College District
	Series 2005 B,
	Insured: MBIA
	5.000% 08/01/18	1,000,000	1,061,500

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
CA West Contra Costa Unified School District
	Series 2005,
	Insured: FGIC
	(d) 08/01/17	1,000,000	641,700
CA William S. Hart Union High School District
	Series 2005 B,
	Insured: FSA
	(d) 09/01/22	2,000,000	926,680
CA Yosemite Community College District
	Series 2005 A,
	Insured: FGIC
	5.000% 08/01/16	2,505,000	2,742,825
Local General Obligations Total			43,779,795
Special Non-Property Tax — 4.8%
CA Bay Area Government Association
	Series 2006,
	Insured: FGIC
	5.000% 08/01/17	2,000,000	2,082,960
CA Los Angeles County Metropolitan Transportation Authority
	Series 1999 A-1,
	Insured: FSA
	5.250% 07/01/10	3,500,000	3,596,075
CA Napa County Flood Protection & Watershed Improvement Authority
	Series 2005,
	Insured: AMBAC
	4.500% 06/15/12	1,000,000	1,060,730
CA Orange County Local Transportation Authority
	Series 1992,
	Insured: AMBAC
	6.200% 02/14/11	1,150,000	1,161,028
CA Statewide Communities Development Authority
	Series 2003,
	5.000% 07/01/13	1,000,000	1,107,130
CA State
	Series 2004 A,
	Insured: FGIC
	5.250% 07/01/14	1,000,000	1,094,190
Special Non-Property Tax Total			10,102,113
Special Property Tax — 4.0%
CA Culver City Redevelopment Finance Authority
	Series 1993,
	Insured: AMBAC
	5.500% 11/01/14	2,025,000	2,025,364

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
CA Indian Wells Redevelopment Agency
	Series 2003 A,
	Insured: AMBAC
	5.000% 09/01/14	450,000	449,969
CA Long Beach Bond Finance Authority
	Series 2002 B,
	Insured: AMBAC
	5.500% 11/01/19	1,070,000	1,023,059
CA Oakland Redevelopment Agency
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	3,700,000	3,934,210
CA Redwood City Redevelopment Agency
	Series 2003 A,
	Insured: AMBAC
	5.250% 07/15/13	1,000,000	1,017,650
Special Property Tax Total			8,450,252
State Appropriated — 2.7%
CA Infrastructure & Economic Development Bank
	California Science Center,
	Series 2006 B,
	Insured: FGIC:
	5.000% 05/01/22	1,360,000	1,302,431
	5.000% 05/01/23	1,240,000	1,173,090
CA Public Works Board
	Series 2005 A,
	5.000% 06/01/15	1,200,000	1,194,816
	Series 2006 A:
	5.000% 04/01/28	1,000,000	855,080
	Insured: FGIC
	5.000% 10/01/16	1,000,000	1,021,180
State Appropriated Total			5,546,597
State General Obligations — 5.7%
CA State
	Series 2005,
	5.000% 06/01/11	2,000,000	2,081,520
	Series 2007:
	4.500% 08/01/26	1,000,000	840,090
	5.000% 08/01/18	3,750,000	3,827,550
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	1,000,000	903,330
	Series 2004 A,
	5.250% 07/01/19	1,000,000	859,360
	Series 2007 A,
	5.500% 07/01/21	1,500,000	1,261,500

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — (continued)
PR Public Buildings Authority
	Series 2004 J,
	Insured: AMBAC
	5.000% 07/01/36(a)	1,255,000	1,142,728
	Series 2007,
	6.250% 07/01/23	1,000,000	908,680
State General Obligations Total			11,824,758
TAX-BACKED TOTAL			105,047,717
TRANSPORTATION — 2.7%
Airports — 2.2%
CA Sacramento County Airport Systems
	Series 2008 A,
	5.000% 07/01/23	1,000,000	1,005,640
CA San Francisco City & County Airports Commission
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/13	2,000,000	2,133,440
	Series 2008 34-D,
	5.000% 05/01/18	500,000	533,540
CA San Jose Airport Revenue
	Series 2007,
	Insured: AMBAC
	5.000% 03/01/22	1,000,000	954,420
Airports Total			4,627,040
Transportation — 0.5%
CA State Department of Transportation
	Series 2004 A,
	Insured: FGIC,
	4.500% 02/01/13	1,000,000	1,058,370
Transportation Total			1,058,370
TRANSPORTATION TOTAL			5,685,410
UTILITIES — 27.1%
Independent Power Producers Bonds — 1.5%
CA Sacramento Power Authority
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/15	3,000,000	3,111,060
Independent Power Producers Total			3,111,060
Joint Power Authority — 6.3%
CA M S R Public Power Agency
	Series 2008 L,
	Insured: FSA
	5.000% 07/01/21	3,500,000	3,606,785
CA Southern California Public Power Authority
	Series 1989,
	6.750% 07/01/13	3,000,000	3,483,990

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Joint Power Authority — (continued)
	Series 1998 A-S,
	Insured: MBIA
	5.250% 07/01/09	1,000,000	1,013,120
	Series 2005 A,
	Insured: FSA
	5.000% 01/01/18	2,000,000	2,092,720
CA Southern Public Power Authority Project
	Series 2008 A,
	5.000% 07/01/22	2,000,000	1,995,140
	Series 2008 B,
	6.000% 07/01/27	1,000,000	1,028,420
Joint Power Authority Total			13,220,175
Municipal Electric — 12.7%
CA Anaheim Public Financing Authority
	Series 1999,
	Insured: AMBAC
	5.000% 10/01/13	1,500,000	1,605,390
CA Department of Water Resources
	Series 2002 A,
	6.000% 05/01/13	2,375,000	2,592,051
	Series 2002 G 11,
	5.000% 05/01/18	2,000,000	2,121,420
	Series 2008,
	5.000% 05/01/17	1,000,000	1,069,270
CA Imperial Irrigation District
	Series 2008,
	5.250% 11/01/21	2,500,000	2,589,775
CA Los Angeles Department of Water & Power
	Series 2001 A,
	Insured: MBIA
	5.250% 07/01/15	1,300,000	1,373,164
	Series 2007 A A-1,
	Insured: AMBAC
	5.000% 07/01/19	1,000,000	1,054,500
	Series A, Sub-Series A-1,
	Insured: MBIA
	5.000% 07/01/14	1,000,000	1,080,110
CA Modesto Irrigation District
	Series 2001 A,
	Insured: FSA
	5.250% 07/01/18	1,185,000	1,247,366
CA Northern Power Agency
	Series 2008 1C,
	Insured: AGO
	5.000% 07/01/22	3,000,000	3,019,170
CA Riverside Electric Revenue
	Series 2008 D,
	Insured: FSA
	5.000% 10/01/23	1,000,000	1,005,140

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Municipal Electric — (continued)
CA Sacramento Municipal Utility District
	Series 2008 U,
	Insured: FSA
	5.000% 08/15/21	2,500,000	2,528,425
	Series 2006,
	Insured: MBIA
	5.000% 07/01/15	1,000,000	963,210
CA Walnut Energy Center Authority
	Series 2004 A,
	Insured: AMBAC
	5.000% 01/01/16	2,055,000	2,164,429
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 AA,
	Insured: MBIA
	6.250% 07/01/10	2,000,000	2,030,280
Municipal Electric Total			26,443,700
Water & Sewer — 6.6%
CA Clovis Public Financing Authority
	Series 2007,
	Insured: AMBAC
	5.000% 08/01/21	1,000,000	960,940
CA Fresno
	Series 2008 A,
	Insured: AGO
	5.000% 09/01/23	1,000,000	1,005,260
CA Kern County Water Agency Improvement District No. 004
	Series 2008 A,
	Insured: AGO
	5.000% 05/01/22	2,020,000	1,807,153
CA Metropolitan Water District
	Series 2008 B,
	5.000% 07/01/22	2,500,000	2,626,350
CA Rancho Water District Financing Authority
	Series 2001 A,
	Insured: FSA
	5.500% 08/01/10	1,000,000	1,053,970
CA Sacramento County Sanitation District
	Series 2006,
	Insured: FGIC
	5.000% 12/01/17	1,000,000	1,082,740
CA Sacramento County Water Financing Authority
	Series 2007 A,
	Insured: FGIC
	5.000% 06/01/18	2,000,000	2,089,160

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — (continued)
CA San Diego Public Facilities Financing Authority
	Series 1995,
	Insured: FGIC
	5.200% 05/15/13	1,000,000	1,001,520
	Series 2002,
	Insured: MBIA
	5.000% 08/01/11	1,000,000	1,046,110
CA Department Water Resources Central Valley Project
	Series 2003 Y,
	Insured: FGIC
	5.000% 12/01/10	985,000	1,039,628
Water & Sewer Total			13,712,831
UTILITIES TOTAL			56,487,766

	Total Municipal Bonds (cost of $210,563,547)		202,848,922
		Shares
Investment Company — 1.8%
	Columbia Tax-Exempt Reserves, Capital Class (7day yield of 1.355%)(e)(f)	3,865,248	3,865,248

	Total Investment Company (cost of $3,865,248)		3,865,248

Municipal Preferred Stocks — 0.8%
HOUSING — 0.8%
Multi-Family — 0.8%
Munimae TE Bond Subsidiary LLC
	Series 2004 A-2,
	4.900% 06/30/49(g)	2,000,000	1,592,780
Multi-Family Total			1,592,780
HOUSING TOTAL			1,592,780

	Total Municipal Preferred Stocks (cost of $2,000,000)		1,592,780

		Par ($)
Short-Term Obligation — 0.5%
VARIABLE RATE DEMAND NOTE (h) — 0.5%
CA Department of Water Resources
	Power Supply Revenue,
	Series 2002 B-1,
	LOC: Bank of New York,
	LOC: California State Teachers’ Retirement System
	0.750% 05/01/22	1,100,000	1,100,000

	Total Short-Term Obligation (cost of $1,100,000)		1,100,000

13

Value ($)

Total Investments — 100.2% (cost of $217,528,795)(i)(j)	209,406,950

Other Assets & Liabilities, Net — (0.2)%	(479,385)

Net Assets — 100.0%	208,927,565

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$3,865,249	$—
	Level 2 – Other Significant Observable Inputs	205,541,701	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$209,406,950	$—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2008.
(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

14

(c)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(d)	Zero coupon bond.
(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(f)	Investments in affiliates during the nine month period ended December 31, 2008: Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 1.355%)

Shares as of 03/31/08:	12,266,085
Shares purchased:	56,581,517
Shares sold:	(64,982,354)
Shares as of 12/31/08:	3,865,248
Net realized gain/loss	$—
Dividend income earned:	$184,161
Value at end of period:	$3,865,248

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the value of this security, which is not illiquid, represents 0.8% of net assets.

(h)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at December 31, 2008.

(i)	Cost for federal income tax purposes is $217,528,795.
(j)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$2,204,846	$(10,326,691)	$(8,121,845)

Acronym	Name

AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee

15

INVESTMENT PORTFOLIO
December 31, 2008 (Unaudited)	Corporate Bond Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 92.7%
BASIC MATERIALS — 2.2%
Chemicals — 0.8%
Lubrizol Corp.
	6.500% 10/01/34	200,000	162,300
Chemicals Total			162,300
Iron/Steel — 1.4%
Nucor Corp.
	5.000% 06/01/13	180,000	178,243
	5.850% 06/01/18	110,000	106,747
Iron/Steel Total			284,990
BASIC MATERIALS TOTAL			447,290
COMMUNICATIONS — 9.7%
Media — 7.5%
Comcast Cable Holdings LLC
	9.875% 06/15/22	72,000	85,503
Comcast Corp.
	5.700% 05/15/18	45,000	42,201
	6.300% 11/15/17	50,000	48,675
	6.950% 08/15/37	135,000	142,162
Rogers Cable, Inc.
	6.250% 06/15/13	6,000	5,743
Time Warner Cable, Inc.
	6.200% 07/01/13(a)	270,000	255,392
	7.300% 07/01/38	210,000	218,162
Time Warner, Inc.
	6.875% 05/01/12	535,000	513,972
Viacom, Inc.
	5.750% 04/30/11	105,000	95,360
	6.875% 04/30/36	145,000	114,590
Media Total			1,521,760
Telecommunication Services — 2.2%
AT&T, Inc.
	5.625% 06/15/16	130,000	130,583
Deutsche Telekom International Finance BV
	8.500% 06/15/10	30,000	30,902
Telefonica Emisiones SAU
	6.221% 07/03/17	100,000	98,520

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
	6.421% 06/20/16	190,000	189,670
Telecommunication Services Total			449,675
COMMUNICATIONS TOTAL			1,971,435
CONSUMER CYCLICAL — 6.0%
Airlines — 0.3%
Continental Airlines, Inc.
	7.461% 04/01/15	98,239	67,785
Airlines Total			67,785
Home Builders — 0.2%
D.R. Horton, Inc.
	5.625% 09/15/14	10,000	6,900
Lennar Corp.
	6.500% 04/15/16	35,000	21,350
Home Builders Total			28,250
Retail — 5.5%
Best Buy Co., Inc.
	6.750% 07/15/13(b)	260,000	242,728
CVS Pass-Through Trust
	5.298% 01/11/27(b)	120,332	92,369
	6.036% 12/10/28(b)	219,350	133,416
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12	30,000	22,283
Starbucks Corp.
	6.250% 08/15/17	180,000	162,515
Wal-Mart Stores, Inc.
	4.125% 02/15/11	405,000	414,377
	5.250% 09/01/35	55,000	54,761
Retail Total			1,122,449
CONSUMER CYCLICAL TOTAL			1,218,484
CONSUMER NON-CYCLICAL — 6.0%
Beverages — 0.1%
PepsiCo, Inc.
	7.900% 11/01/18	10,000	12,256
Beverages Total			12,256
Food — 2.0%
ConAgra Foods, Inc.
	7.000% 10/01/28	275,000	269,777

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — (continued)
Kraft Foods, Inc.
	6.500% 08/11/17	100,000	100,514
Kroger Co.
	8.000% 09/15/29	25,000	28,242
Food Total			398,533
Household Products/Wares — 0.7%
Clorox Co.
	5.950% 10/15/17	70,000	66,240
Fortune Brands, Inc.
	5.125% 01/15/11	90,000	86,445
Household Products/Wares Total			152,685
Pharmaceuticals — 3.2%
Abbott Laboratories
	5.600% 05/15/11	395,000	417,061
Wyeth
	5.500% 02/01/14	225,000	228,552
Pharmaceuticals Total			645,613
CONSUMER NON-CYCLICAL TOTAL			1,209,087
ENERGY — 13.6%
Oil & Gas — 6.6%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	240,000	188,639
Hess Corp.
	7.300% 08/15/31	295,000	268,407
Marathon Oil Corp.
	6.000% 07/01/12	125,000	126,368
	6.000% 10/01/17	160,000	136,428
Nexen, Inc.
	5.875% 03/10/35	160,000	120,462
Qatar Petroleum
	5.579% 05/30/11(b)	50,004	46,713
Talisman Energy, Inc.
	5.850% 02/01/37	190,000	132,161
Valero Energy Corp.
	6.625% 06/15/37 (a)	160,000	117,680
	6.875% 04/15/12	203,000	204,143
Oil & Gas Total			1,341,001
Oil & Gas Services — 1.7%
Halliburton Co.
	5.900% 09/15/18	265,000	279,577

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas Services — (continued)
Weatherford International Ltd.
	5.150% 03/15/13	70,000	61,640
Oil & Gas Services Total			341,217
Pipelines — 5.3%
Duke Capital LLC
	4.370% 03/01/09	168,000	167,313
Enbridge Energy Partners LP
	7.500% 04/15/38	80,000	62,428
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	115,000	93,006
ONEOK Partners LP
	6.850% 10/15/37	90,000	71,428
Plains All American Pipeline LP
	6.500% 05/01/18 (a)	365,000	291,087
	6.650% 01/15/37	100,000	68,807
TEPPCO Partners LP
	7.625% 02/15/12	136,000	131,000
TransCanada Pipelines Ltd.
	6.350% 05/15/67(c)	395,000	176,562
Pipelines Total			1,061,631
ENERGY TOTAL			2,743,849
FINANCIALS — 33.2%
Banks — 23.3%
Bank of New York Mellon Corp.
	5.125% 08/27/13	125,000	127,730
Capital One Capital IV
	6.745% 02/17/37(c)	225,000	102,700
Capital One Financial Corp.
	5.700% 09/15/11	390,000	363,677
Chinatrust Commercial Bank
	5.625% 12/29/49(b)(c)	45,000	28,394
Citigroup, Inc.
	5.000% 09/15/14	30,000	26,387
	6.125% 05/15/18	45,000	45,500
	6.500% 08/19/13	250,000	252,271
Goldman Sachs Capital II
	5.793% 12/29/49(c)	115,000	44,208
Goldman Sachs Group, Inc.
	6.250% 09/01/17	80,000	77,571

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
	6.750% 10/01/37	245,000	198,908
HSBC Holdings PLC
	6.800% 06/01/38	290,000	306,455
	7.350% 11/27/32	53,000	55,454
JPMorgan Chase & Co.
	6.000% 01/15/18	255,000	269,159
Keycorp
	6.500% 05/14/13	1,000,000	921,887
Lloyds TSB Group PLC
	6.267% 12/31/49(b)(c)	270,000	99,476
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	155,000	143,133
Merrill Lynch & Co., Inc.
	6.050% 08/15/12	35,000	34,530
Morgan Stanley
	5.750% 10/18/16	250,000	210,068
National City Corp.
	4.900% 01/15/15	15,000	12,499
	5.750% 02/01/09	110,000	109,451
	6.875% 05/15/19	175,000	140,323
Northern Trust Co.
	6.500% 08/15/18	180,000	192,312
Northern Trust Corp.
	5.500% 08/15/13	125,000	128,346
Regions Financial Corp.
	7.750% 09/15/24	32,000	26,335
Regions Financing Trust II
	6.625% 05/15/47(c)	75,000	40,828
Scotland International Finance No. 2
	4.250% 05/23/13(b)	127,000	108,891
Union Planters Corp.
	4.375% 12/01/10	120,000	112,693
USB Capital IX
	6.189% 04/15/42(c)	450,000	211,500
Wachovia Capital Trust III
	5.800% 03/15/42(c)	360,000	212,400
Wachovia Corp.
	4.375% 06/01/10	135,000	128,582
Banks Total			4,731,668

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 5.0%
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(b)	250,000	235,469
Eaton Vance Corp.
	6.500% 10/02/17	390,000	345,577
Fund American Companies, Inc.
	5.875% 05/15/13	110,000	80,057
International Lease Finance Corp.
	4.750% 07/01/09	40,000	37,241
	4.875% 09/01/10	350,000	274,360
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13(d)(e)	370,000	35,150
	6.875% 05/02/18(d)(e)	45,000	4,275
Diversified Financial Services Total			1,012,129
Insurance — 3.3%
ING Groep NV
	5.775% 12/29/49(c)	85,000	36,405
Liberty Mutual Group, Inc.
	7.500% 08/15/36(b)	285,000	173,540
New York Life Global Funding
	4.650% 05/09/13(b)	140,000	135,283
Principal Life Income Funding Trusts
	5.300% 04/24/13	350,000	327,855
Insurance Total			673,083
Real Estate Investment Trusts (REITs) — 1.6%
Camden Property Trust
	5.375% 12/15/13	199,000	125,320
Highwoods Properties, Inc.
	5.850% 03/15/17	55,000	34,023
Hospitality Properties Trust
	5.625% 03/15/17	140,000	64,559
Liberty Property LP
	5.500% 12/15/16	160,000	95,220
Real Estate Investment Trusts (REITs) Total			319,122
FINANCIALS TOTAL			6,736,002
INDUSTRIALS — 8.2%
Aerospace & Defense — 1.2%
Raytheon Co.
	5.375% 04/01/13	245,000	246,129
Aerospace & Defense Total			246,129

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Machinery — 1.3%
Caterpillar Financial Services Corp.
	4.250% 02/08/13	195,000	181,433
John Deere Capital Corp.
	4.950% 12/17/12	95,000	92,749
Machinery Total			274,182
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.
	8.250% 12/15/38	115,000	141,743
Machinery-Construction & Mining Total			141,743
Miscellaneous Manufacturing — 1.0%
General Electric Co.
	5.000% 02/01/13	198,000	200,235
Miscellaneous Manufacturing Total			200,235
Transportation — 4.0%
BNSF Funding Trust I
	6.613% 12/15/55(c)	130,000	81,900
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	50,000	46,106
	7.950% 08/15/30	115,000	124,633
Union Pacific Corp.
	4.698% 01/02/24	10,300	9,345
	5.700% 08/15/18	165,000	158,851
	6.650% 01/15/11	385,000	383,657
Transportation Total			804,492
INDUSTRIALS TOTAL			1,666,781
TECHNOLOGY — 1.8%
Software — 1.8%
Oracle Corp.
	5.000% 01/15/11	345,000	354,307
Software Total			354,307
TECHNOLOGY TOTAL			354,307
UTILITIES — 12.0%
Electric — 10.7%
AEP Texas Central Co.
	6.650% 02/15/33	160,000	146,798
Columbus Southern Power Co.
	6.600% 03/01/33	41,000	38,255
Commonwealth Edison Co.
	4.700% 04/15/15	50,000	44,822

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
	5.900% 03/15/36	95,000	79,004
	5.950% 08/15/16	180,000	167,976
	6.950% 07/15/18	95,000	89,944
Duke Energy Corp.
	5.300% 10/01/15	285,000	297,261
Exelon Generation Co. LLC
	6.200% 10/01/17	470,000	404,206
MidAmerican Energy Holdings Co.
	5.000% 02/15/14	197,000	186,358
	6.125% 04/01/36	70,000	65,089
Oncor Electric Delivery Co.
	5.950% 09/01/13(b)	155,000	144,557
Pacific Gas & Electric Co.
	4.200% 03/01/11	190,000	187,696
Progress Energy, Inc.
	7.100% 03/01/11	120,000	118,935
Southern Power Co.
	6.375% 11/15/36	45,000	36,725
Windsor Financing LLC
	5.881% 07/15/17(b)	153,527	161,982
Electric Total			2,169,608
Gas — 1.3%
Atmos Energy Corp.
	6.350% 06/15/17	100,000	88,602
Nakilat, Inc.
	6.067% 12/31/33(b)	260,000	174,257
Gas Total			262,859
UTILITIES TOTAL			2,432,467

	Total Corporate Fixed-Income Bonds & Notes (cost of $21,439,558)		18,779,702
Government & Agency Obligations — 7.8%
FOREIGN GOVERNMENT OBLIGATIONS — 7.4%
European Investment Bank
	5.125% 05/30/17	195,000	222,914
Kreditanstalt fuer Wiederaufbau
	4.375% 03/15/18	460,000	498,912

8

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Province of Nova Scotia
	5.125% 01/26/17	395,000	447,113
Province of Ontario
	3.375% 05/20/11	115,000	116,204
Province of Quebec
	5.125% 11/14/16	200,000	212,259
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,497,402
U.S. GOVERNMENT OBLIGATIONS — 0.4%
U.S. Treasury Notes
	2.000% 11/30/13(f)	70,000	71,816
	3.750% 11/15/18(g)	15,000	16,980
U.S. GOVERNMENT OBLIGATIONS TOTAL			88,796

	Total Government & Agency Obligations (cost of $1,455,197)		1,586,198

	Shares
Securities Lending Collateral — 0.1%
State Street Navigator Securities Lending Prime Portfolio (h) (7 day yield of 2.204%)	16,450	16,450

Total Securities Lending Collateral (cost of $16,450)		16,450

Total Investments — 100.6% (cost of $22,911,205)(i)(j)		20,382,350

Obligation to Return Collateral for Securities Loaned — (0.1)%		(16,450)

9

Other Assets & Liabilities, Net — (0.5)%	(98,026)

Net Assets — 100.0%	20,267,874

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Credit default swaps are marked to market daily based upon quotations from market makers.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

10

On April 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Portfolio’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$105,246	$68,037
	Level 2 – Other Significant Observable Inputs	20,209,319	(62,487)
	Level 3 – Significant Unobservable Inputs	67,785	—
	Total	$20,382,350	$5,550

	*Other financial instruments consist of futures contracts and credit default swap contracts which are not included in the investment portfolio.

	The following table reconciles asset balances for the nine month period ending December 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of March 31, 2008	$241,333	$—
	Accretion of discounts	1,026	—
	Realized loss	(11,970)	—
	Change in unrealized depreciation	(20,731)	—
	Net sales	(141,873)	—
	Transfers in and/or out of Level 3	—	—
	Balance as of December 31, 2008	$67,785	$—

(a)	A portion of this security is pledged as collateral for credit default swaps. At December 31, 2008 the total market value of securities pledged amounted to $438,575.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities, which are not illiquid, amounted to $1,777,075, which represents 8.8% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2008.

(d)	The issuer filed for bankruptcy protection under Chapter 11. Income is not being accrued. At December 31, 2008, the value of these securities amounted to $39,425, which represents 0.2% of net assets.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

11

(f)	The security or a portion of this security is pledged as collateral for open futures contracts. At December 31, 2008, the total market value of securities pledged amounted to $46,167.

(g)	All or a portion of this security was on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 is $15,920.

(h)	Investment made with cash collateral received from securities lending activity.

(i)	Cost for federal income tax purposes is $22,911,205.

(j)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$444,302	$(2,973,157)	$(2,528,855)

At December 31, 2008, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	8	$1,006,000	$937,963	Mar-2009	$68,037

At December 31, 2008, the Fund had entered into the following credit default  swap contracts:

Swap	Referenced	Buy/Sale	Receive(Pay)	Expiration	Notional	Net Unrealized
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	Depreciation
Barclays	SLM Corp. 5.125% 08/27/12	Sell	4.750%	03/20/09	$500,000	$(2,352)
JPMorgan	Capital One Financial 6.250% 11/15/13	Buy	(2.750)%	12/20/13	430,000	(41,300)
Barclays	Limited Brands Inc. 6.125% 12/01/12	Buy	(6.150)%	03/20/14	500,000	(11,689)
Barclays.	The Home Depot Inc. 5.875% 12/16/36	Buy	(2.930)%	12/20/13	435,000	(7,146)
						$(62,487)

12

INVESTMENT PORTFOLIO
December 31, 2008 (Unaudited)	Columbia Daily Cash Reserves

		Par ($)	Value ($)*
Commercial Paper(a) – 46.3%
Barton Capital Corp.
	1.50% 03/05/09	13,000,000	12,965,875
Chariot Funding LLC
	2.00% 01/09/09	30,000,000	29,986,667
Ciesco LLC
	2.00% 02/06/09	30,000,000	29,940,000
CRC Funding LLC
	1.55% 02/23/09	23,000,000	22,947,515
Credit Suisse Credit Suisse/New York NY
	2.00% 01/26/09	30,000,000	30,000,000
Fairway Finance LLC
	3.40% 01/23/09	30,000,000	29,937,667
Falcon Asset Securitization Co. LLC
	1.40% 01/23/09	5,000,000	4,995,722
Gemini Securitization Corp. LLC
	2.00% 02/11/09	5,000,000	4,988,611
	2.25% 02/05/09	14,000,000	13,969,375
General Electric Capital Corp.
	0.70% 06/26/09	10,000,000	9,965,778
	1.75% 02/17/09	3,300,000	3,292,460
Govco LLC
	1.60% 02/17/09	9,000,000	8,981,200
National Australia Funding Delaware, Inc.
	1.85% 02/24/09	10,000,000	9,972,250
Nordea North America, Inc.
	2.00% 01/26/09	5,000,000	4,993,055
Old Line Funding LLC
	1.50% 02/12/09	30,000,000	29,947,500
Sheffield Receivables Corp.
	1.50% 02/12/09	10,000,000	9,982,500
Thames Asset Global Securitization Inc.
	0.90% 03/12/09	9,412,000	9,395,529
Union Bank of California Treasury
	2.35% 02/04/09	10,000,000	10,000,000
Westpac Banking Corp.
	1.02% 03/23/09	20,000,000	19,954,100

	Total Commercial Paper (cost of $296,215,804)		296,215,804

Certificates of Deposit(b) – 26.3%
Allied Irish Banks/New York NY
	1.86% 03/16/09	20,000,000	20,000,409

1

		Par ($)	Value ($)
Certificates of Deposit(b) – (continued)
	2.26% 03/06/09	2,000,000	2,000,036
	2.41% 02/05/09	5,000,000	5,000,048
Banco Bilbao Vizcaya Argentina/NY
	2.23% 02/12/09	5,000,000	5,000,000
Bank of Ireland/Stamford CT
	2.05% 03/12/09	10,000,000	10,000,000
	2.36% 01/30/09	20,000,000	20,000,000
BNP Paribas/Chicago IL
	2.17% 02/17/09	3,000,000	3,000,000
	2.47% 01/05/09	25,000,000	25,000,000
Calyon New York
	1.10% 02/02/09	10,000,000	10,000,000
Lloyds TSB Bank PLC/New York NY
	1.80% 01/26/09	30,000,000	30,000,000
National Australia Bank Ltd.
	1.70% 01/20/09	15,000,000	15,000,079
Societe Generale NY
	2.05% 02/02/09	10,000,000	10,000,089
Toronto Dominion Bank/NY
	2.00% 04/07/09	3,000,000	3,000,000
UBS AG
	1.57% 03/18/09	5,000,000	5,000,000
	1.60% 03/17/09	5,000,000	5,000,000

	Total Certificates of Deposit (cost of $168,000,661)		168,000,661

U.S. Government Agencies (c)– 12.5%
Federal Home Loan Bank
	2.45% 02/24/09	10,000,000	9,963,250
	2.48% 02/09/09	6,000,000	5,983,880
	2.60% 03/25/09	6,000,000	5,964,033
	2.80% 04/13/09	6,000,000	5,952,400
Federal Home Loan Mortgage
	2.45% 02/11/09	6,000,000	5,983,258
	2.60% 03/02/09	10,000,000	9,956,667
	2.61% 02/19/09	20,000,000	19,928,950
	2.65% 03/18/09	6,000,000	5,966,433
	2.75% 04/07/09	10,000,000	9,926,667
	Total U.S. Government Agencies (cost of $79,625,538)		79,625,538

2

		Par ($)	Value ($)
Short-Term Obligations – 15.0%
	Repurchase agreement with Barclays Capital, dated 12/31/08, due 01/02/08 at 0.060%, collateralized by a U.S. Treasury Obligation maturing 11/15/16, market value $67,251,723 (repurchase proceeds $65,933,220)	65,933,000	65,933,000

	Repurchase agreement with Barclays Capital, dated 12/31/08, due 01/02/08 at 0.290%, collateralized by asset backed securities with various maturities to 10/28/18, market value $31,500,000 (repurchase proceeds $30,000,483)	30,000,000	30,000,000

	Total Short-Term Obligations (cost of $95,933,000)		95,933,000

	Total Investments – 100.1% (cost of $639,775,003)(d)		639,775,003

	Other Assets & Liabilities, Net – (0.1)%		(500,127)

	Net Assets – 100.00%		639,274,876

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

3

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$—	$—
	Level 2 – Other Significant Observable Inputs	639,775,003	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$639,775,003	$—

(a)	The rate shown represents the discount rate at the date of purchase.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2008.

(c)	The rate shown represents the annualized yield at the date of purchase.

(d)	Cost for federal income tax purposes is $639,775,003.

4

INVESTMENT PORTFOLIO
December 31, 2008 (Unaudited)	Columbia Georgia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 94.4%
EDUCATION – 8.6%
Education – 8.5%
GA Athens Housing Authority
	Ugaree East Campus Housing,
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/19	1,150,000	1,192,975
GA Atlanta Development Authority
	Science Park LLC,
	Series 2007,
	5.000% 07/01/22	2,480,000	2,259,181
GA Bleckley & Dodge County Development Authority
	Series 2008,
	5.000% 07/01/21	1,260,000	1,142,051
GA Bullock County Development Authority
	Series 2008,
	Insured: AGO
	5.250% 07/01/20	1,000,000	1,067,820
GA Private Colleges & Universities Authority
	Series 2003,
	5.250% 06/01/19	2,250,000	2,356,920
PR University of Puerto Rico
	Series 2006 Q,
	5.000% 06/01/12	1,000,000	964,400
South Regional Joint Development Authority
	Series 2008,
	Insured: AGO
	5.000% 08/01/23	1,125,000	1,100,239
Education Total			10,083,586
Prep School – 0.1%
GA Gainesville Redevelopment Authority
	Riverside Military Academy Project,
	Series 2007,
	5.125% 03/01/27	250,000	150,313
Prep School Total			150,313
EDUCATION TOTAL			10,233,899
HEALTH CARE – 5.3%
Hospitals – 5.3%
GA Chatham County Hospital Authority
	Memorial Health University Medical Center,
	Series 2004 A,
	5.375% 01/01/26	1,000,000	626,120
	Memorial Medical Center,
	Series 2001 A,
	6.125% 01/01/24	3,000,000	2,097,510

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)

GA Clayton County Hospital Authority
	Good Samaritan Community,
	Series 1998 A,
	Insured: MBIA
	5.250% 08/01/09	1,060,000	1,069,254
GA Savannah Hospital Authority
	St. Joseph’s Candler Health Systems,
	Series 1998 A,
	Insured: FSA:
	5.250% 07/01/11	1,225,000	1,238,646
	5.250% 07/01/12	1,310,000	1,325,209
Hospitals Total			6,356,739
HEALTH CARE TOTAL			6,356,739
HOUSING – 8.9%
Multi-Family – 8.8%
GA Clayton County Housing Authority
	GCC Ventures LLC,
	Series 2001,
	Guarantor: FNMA
	4.350% 12/01/31(a)	3,550,000	3,634,454
GA Cobb County Development Authority
	Kennesaw State University Foundation:
	Series 2004 A,
	Insured: MBIA
	5.250% 07/15/19	2,000,000	2,102,780
	Series 2004,
	Insured: MBIA
	5.000% 07/15/19	1,870,000	1,943,211
	KSU Village II Real Estate,
	Series 2007 A,
	Insured: AMBAC
	5.250% 07/15/27	3,000,000	2,347,320
GA Lawrenceville Housing Authority
	Knollwood Park LP,
	Series 1997, AMT,
	Guarantor: FNMA
	6.250% 12/01/29(a)	490,000	483,439
Multi-Family Total			10,511,204
Single-Family – 0.1%
GA Housing & Finance Authority
	Series 1998 B-3,
	Insured: FHA
	4.400% 06/01/17	145,000	145,825
Single-Family Total			145,825
HOUSING TOTAL			10,657,029

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – 3.6%
Forest Products & Paper – 2.1%
GA Richmond County Development Authority
	International Paper Co.,
	Series 2001 A,
	5.150% 03/01/15	3,000,000	2,461,500
Forest Products & Paper Total			2,461,500
Oil & Gas – 1.5%
GA Main Street Natural Gas, Inc.
	Series 2007 A:
	5.250% 09/15/18	1,000,000	824,710
	5.250% 09/15/19	1,250,000	1,004,238
Oil & Gas Total			1,828,948
INDUSTRIALS TOTAL			4,290,448
OTHER – 8.0%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	260,000	234,845
Other Total			234,845
Refunded/Escrowed(b) – 7.8%
GA Atlanta Airport Facilities
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/30	3,000,000	3,169,170
GA Forsyth County School District
	Series 1999,
	Pre-refunded 02/01/10,
	6.000% 02/01/15	2,000,000	2,145,980
GA Gainesville & Hall County Hospital Authority
	Northeast Georgia Health System, Inc.,
	Series 2001,
	Pre-refunded 05/15/11,
	5.000% 05/15/15	1,000,000	1,073,780
GA Gwinnett County Development Authority
	Series 2004,
	Pre-refunded 01/01/14,
	Insured: MBIA
	5.250% 01/01/15	2,000,000	2,282,240
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1983 D,
	Escrowed to Maturity,
	7.000% 07/01/11	540,000	610,616
Refunded/Escrowed Total			9,281,786
OTHER TOTAL			9,516,631

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – 0.7%
Disposal – 0.7%
GA Atlanta Solid Waste Management Authority
	Series 2008,
	Insured: FSA
	5.000% 12/01/17	795,000	875,907
Disposal Total			875,907
RESOURCE RECOVERY TOTAL			875,907
TAX-BACKED – 25.6%
Local Appropriated – 5.4%
GA Atlanta Public Safety & Judicial Facilities Authority
	Series 2006,
	Insured: FSA
	5.000% 12/01/17	1,310,000	1,430,415
GA College Park Business & Industrial Development Authority
	Series 2005,
	Insured: AMBAC
	5.250% 09/01/19	3,230,000	3,448,639
GA East Point Building Authority
	Series 2000,
	Insured: FSA
	(c) 02/01/18	2,490,000	1,530,329
Local Appropriated Total			6,409,383
Local General Obligations – 11.1%
GA Barrow County School District
	Series 2006,
	5.000% 02/01/14	1,000,000	1,115,390
GA Chatham County School District
	Series 2002,
	Insured: FSA
	5.250% 08/01/14	1,000,000	1,133,870
	Series 2004,
	Insured: FSA
	5.250% 08/01/19	2,000,000	2,264,500
GA Cherokee County School Systems
	Series 1993,
	Insured: AMBAC
	5.875% 02/01/09	220,000	220,645

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
GA Douglas County School District
	Series 2007,
	Insured: FSA
	LOC: Georgia St Aid Intercept Programe :
	5.000% 04/01/21	2,000,000	2,103,340
	5.000% 04/01/23	1,500,000	1,546,200
GA Fulton County School District
	Series 1998,
	5.375% 01/01/17	1,390,000	1,596,609
GA Gwinnett County School District
	Series 2008,
	5.000% 02/01/17	1,000,000	1,137,130
GA Lowndes County
	Series 2008,
	Insured: FSA
	5.000% 04/01/14	1,000,000	1,112,870
MI Detroit
	Series 2001 B,
	Insured: MBIA
	5.375% 04/01/14	1,000,000	1,014,960
Local General Obligations Total			13,245,514
Special Non-Property Tax – 6.0%
GA Cobb-Marietta County Coliseum & Exhibit Hall Authority
	Series 2005,
	Insured: MBIA
	5.250% 10/01/19	2,430,000	2,545,352
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1992 N,
	Insured: MBIA
	6.250% 07/01/18	2,000,000	2,213,920
PR Commonwealth Infrastructure Financing Authority
	Series 2005 C,
	Insured: AMBAC
	5.500% 07/01/27	1,000,000	794,880
	Series 2006 B,
	5.000% 07/01/20	2,000,000	1,642,060
Special Non-Property Tax Total			7,196,212
Special Property Tax – 1.2%
GA Atlanta Tax Allocation
	Atlantic Station Project,
	Series 2007,
	Insured: AGO
	5.250% 12/01/20	1,545,000	1,390,469
Special Property Tax Total			1,390,469

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – 1.9%
PR Public Buildings Authority
	Series 2007,
	6.250% 07/01/23	2,575,000	2,339,851
State General Obligations Total			2,339,851
TAX-BACKED TOTAL			30,581,429
TRANSPORTATION – 3.2%
Toll Facilities – 3.2%
GA State Road & Tollway Authority
	Series 2006,
	Insured: MBIA
	5.000% 06/01/16	3,405,000	3,806,722
Toll Facilities Total			3,806,722
TRANSPORTATION TOTAL			3,806,722
UTILITIES – 30.5%
Investor Owned – 3.3%
GA Appling County Development Authority Pollution Control Revenue
	Georgia Power Company,
	Series 2006,
	Insured: AMBAC
	4.400% 07/01/16	1,000,000	994,580
GA Jasper County Indiana Pollution Control Revenue
	Series 1988 A,
	Insured: MBIA
	5.600% 11/01/16	1,000,000	963,480
GA Monroe County Development Authority Pollution Control Revenue
	Georgia Power Company
	Series 1995,
	4.500% 07/01/25	2,000,000	1,969,040
Investor Owned Total			3,927,100
Joint Power Authority – 7.3%
GA Monroe County Development Authority
	Oglethorpe Power Corp.,
	Series 1992,
	6.800% 01/01/12	1,000,000	1,077,190
GA Municipal Electric Authority Power
	Series 1992 B,
	Insured: MBIA
	6.375% 01/01/16	2,000,000	2,282,280
GA Municipal Electric Authority
	Series 1998 A,
	Insured: MBIA
	5.250% 01/01/13	1,000,000	1,067,490
	Series 2008 A,
	5.250% 01/01/21	1,395,000	1,403,649
	Series 2008 D,
	6.000% 01/01/23	1,000,000	1,044,890

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – (continued)

TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	2,000,000	1,834,600
Joint Power Authority Total			8,710,099
Water & Sewer – 19.9%
GA Augusta Water & Sewer Revenue
	Series 2007,
	Insured: FSA:
	5.000% 10/01/21	1,000,000	1,035,050
	5.000% 10/01/22	2,000,000	2,046,700
GA Cherokee County Water & Sewer Authority
	Series 1993,
	Insured: MBIA
	5.300% 08/01/09	95,000	96,460
GA Columbus County Water & Sewer Revenue
	Series 2003,
	Insured: FSA
	5.250% 05/01/13	1,220,000	1,357,457
	Series 2007,
	Insured: FSA
	5.000% 05/01/26	1,000,000	997,630
GA Coweta County Water & Sewage Authority
	Series 2005,
	Insured: FSA
	5.000% 06/01/25	2,505,000	2,527,295
GA Dekalb County Water & Sewer Revenue
	Series 2006 B:
	5.250% 10/01/21	2,000,000	2,162,360
	5.250% 10/01/24	2,000,000	2,131,640
GA Gainesville Water & Sewer Revenue
	Series 2006,
	Insured: FSA
	5.000% 11/15/16	1,000,000	1,078,470
GA Griffin Combined Public Utility Improvement Revenue
	Series 2002,
	Insured: AMBAC
	5.125% 01/01/19	2,585,000	2,684,264
GA Jackson County Water & Sewer Revenue
	Series 2006 A,
	Insured: SYNC
	5.000% 09/01/16	1,030,000	1,104,294
GA Rockdale County Water & Sewer Authority
	Series 2005,
	Insured: FSA
	5.000% 07/01/21	2,000,000	2,078,660

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
GA Upper Oconee Basin Water Authority
	Series 2005,
	Insured: MBIA:
	5.000% 07/01/17	1,140,000	1,222,399
	5.000% 07/01/22	1,855,000	1,863,162
GA Walton County Water & Sewer Authority
	Walton Hard Labor Creek Reservoir Project
	Series 2008,
	Insured: FSA
	5.000% 02/01/25	1,495,000	1,464,054
Water & Sewer Total			23,849,895
UTILITIES TOTAL			36,487,094

	Total Municipal Bonds (cost of $117,880,529)		112,805,898
		Shares
Investment Company – 4.3%

	Columbia Tax-Exempt Reserves, Capital Class

	(7 day yield of 1.355%)(d)(e)	5,108,238	5,108,238

	Total Investment Company (cost of $5,108,238)		5,108,238

	Total Investments – 98.7% (cost of $122,988,767)(f)(g)		117,914,136

	Other Assets & Liabilities, Net – 1.3%		1,574,194

	Net Assets – 100.0%		119,488,330

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

8

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$5,108,238	$—
Level 2 – Other Significant Observable Inputs	112,805,898	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$117,914,136	$—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2008.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

(d)	Investments in affiliates during the nine month period ended December 31, 2008: Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 1.355%)
Shares as of 03/31/08:	1,725,000
Shares purchased:	37,892,124
Shares sold:	(34,508,886)
Shares as of 12/31/08:	5,108,238
Net realized gain/loss:	$—
Interest income earned:	$61,745
Value at end of period:	$5,108,238

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(f)	Cost for federal income tax purposes is $122,988,767.

(g)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,650,392	$(6,725,023)	$(5,074,631)

9

Acronym	Name
AGO	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SYNC	Syncora Guarantee, Inc.

10

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia High Income Fund

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 84.8%
BASIC MATERIALS — 6.2%
Chemicals — 1.7%
Agricultural Chemicals — 0.2%
Mosaic Co.
	7.625% 12/01/16(b)	1,640,000	1,312,000
			1,312,000
Chemicals-Diversified — 1.5%
EquiStar Chemicals LP
	7.550% 02/15/26	2,925,000	365,625
INVISTA
	9.250% 05/01/12(b)	5,740,000	4,018,000
Millennium America, Inc.
	7.625% 11/15/26	4,720,000	141,600
NOVA Chemicals Corp.
	5.720% 11/15/13(c)	2,730,000	1,037,400
Phibro Animal Health Corp.
	10.000% 08/01/13(b)	3,285,000	2,628,000
Tronox Worldwide LLC/Tronox Finance Corp.
	9.500% 12/01/12(d)	5,525,000	552,500
			8,743,125
Chemicals Total			10,055,125
Forest Products & Paper — 3.3%
Paper & Related Products — 3.3%
Bowater, Inc.
	9.375% 12/15/21	5,545,000	554,500
	9.500% 10/15/12	105,000	10,500
Domtar Corp.
	7.875% 10/15/11	4,005,000	3,404,250
Georgia-Pacific Corp.
	7.750% 11/15/29	2,930,000	1,845,900
	8.000% 01/15/24	921,000	621,675
	8.875% 05/15/31	6,745,000	4,654,050
Glatfelter
	7.125% 05/01/16	3,190,000	2,775,300
NewPage Corp.
	10.000% 05/01/12	2,260,000	994,400
Norske Skog
	7.375% 03/01/14	2,820,000	1,043,400
	8.625% 06/15/11	2,580,000	1,135,200

1

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Forest Products & Paper — (continued)
Paper & Related Products — (continued)
Smurfit Capital Funding PLC
	7.500% 11/20/25	4,100,000	2,419,000
			19,458,175
Forest Products & Paper Total			19,458,175
Iron/Steel — 0.0%
Steel-Specialty — 0.0%
UCAR Finance, Inc.
	10.250% 02/15/12	138,000	125,580
			125,580
Iron/Steel Total			125,580
Metals & Mining — 1.2%
Metal-Diversified — 1.2%
Allegheny Ludlum Corp.
	6.950% 12/15/25	3,850,000	3,419,659
Allegheny Technologies, Inc.
	8.375% 12/15/11	2,320,000	2,469,313
Freeport-McMoRan Copper & Gold, Inc.
	7.084% 04/01/15(c)	1,285,000	848,100
			6,737,072
Total Metals & Mining			6,737,072
BASIC MATERIALS TOTAL			36,375,952
COMMUNICATIONS — 14.9%
Advertising — 0.5%
Advertising Agencies — 0.5%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	6,266,000	2,788,370
			2,788,370
Advertising Total			2,788,370
Media — 6.8%
Cable TV — 3.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
	8.000% 04/30/12(b)	3,900,000	3,198,000
CSC Holdings, Inc.
	6.750% 04/15/12	2,300,000	2,104,500
	8.500% 06/15/15(b)	1,080,000	950,400
Rainbow National Services LLC
	8.750% 09/01/12(b)	2,495,000	2,245,500
	10.375% 09/01/14(b)	1,556,000	1,384,840

2

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Cable TV — (continued)
Shaw Communications, Inc.
	7.500% 11/20/13	6,060,000	4,969,249
Videotron Ltee
	6.375% 12/15/15	665,000	522,025
	6.875% 01/15/14	5,500,000	4,867,500
			20,242,014
Multimedia — 1.6%
CanWest Media, Inc.
	8.000% 09/15/12	1,900,619	836,272
CanWest MediaWorks LP
	9.250% 08/01/15(b)	2,310,000	877,800
CW Media Holdings, Inc.
	PIK,
	13.500% 08/15/15(b)	1,015,000	446,600
Lamar Media Corp.
	6.625% 08/15/15	7,380,000	5,332,050
	7.250% 01/01/13	1,500,000	1,196,250
LBI Media, Inc.
	8.500% 08/01/17(b)	2,065,000	722,750
			9,411,722
Publishing-Books — 0.7%
Houghton Mifflin Co.
	7.200% 03/15/11	4,490,000	4,108,350
			4,108,350
Publishing-Newspapers — 0.6%
Morris Publishing Group LLC
	7.000% 08/01/13	5,550,000	499,500
Sun Media Corp.
	7.625% 02/15/13	3,800,000	3,059,000
			3,558,500
Publishing-Periodicals — 0.1%
Ziff Davis Media, Inc.
	(e) 05/01/12(f)(g)	3,090,000	193,125
	13.500% 07/15/11(f)	810,426	688,862
			881,987
Television — 0.3%
ION Media Networks, Inc.
	8.003% 01/15/12(b)(c)	5,235,000	1,662,113
	PIK,
	10.070% 01/15/13(b)(c)	1,429,941	155,506
			1,817,619
Media Total			40,020,192

3

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — 7.6%
Cellular Telecommunications — 3.0%
Alltel Communications, Inc.
	3.939% 05/16/15(c)(h)	4,182,750	4,104,323
Centennial Cellular Operating Co./Centennial Communications Corp.
	8.125% 02/01/14	1,535,000	1,558,025
	10.125% 06/15/13	2,800,000	2,828,000
Millicom International Cellular SA
	10.000% 12/01/13	5,115,000	4,603,500
Rogers Wireless, Inc.
	8.000% 12/15/12	3,025,000	2,896,438
Sprint Nextel Corp.
	6.000% 12/01/16	2,335,000	1,646,175
			17,636,461
Satellite Telecommunications — 1.6%
Inmarsat Finance PLC
	10.375% 11/15/12	5,755,000	5,100,369
Intelsat Subsidiary Holding Co., Ltd.
	8.500% 01/15/13(b)	4,795,000	4,435,375
Loral Cyberstar, Inc.
	10.000% 07/15/15(f)(i)	1,164,000	—
			9,535,744
Telecommunication Equipment — 1.1%
Lucent Technologies, Inc.
	6.450% 03/15/29	9,580,000	3,832,000
	6.500% 01/15/28	920,000	358,800
Nortel Networks Ltd.
	10.750% 07/15/16	5,140,000	1,362,100
	10.750% 07/15/16(b)	2,445,000	647,925
			6,200,825
Telecommunication Services — 0.5%
Colo.Com, Inc.
	13.875% 03/15/10(b)(f)(g)(i)	944,357	—

4

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
GCI, Inc.
	7.250% 02/15/14	3,225,000	2,515,500
PAETEC Holding Corp.
	9.500% 07/15/15	110,000	65,450
			2,580,950
Telephone-Integrated — 1.4%
Local Insight Regatta Holdings, Inc.
	11.000% 12/01/17	1,130,000	293,800
Qwest Corp.
	6.950% 06/30/10(c)(h)	5,675,000	5,192,625
	7.125% 11/15/43	2,950,000	1,770,000
	7.250% 09/15/25	1,410,000	944,700
			8,201,125
Telecommunication Services Total			44,155,105
COMMUNICATIONS TOTAL			86,963,667
CONSUMER CYCLICAL — 10.2%
Airlines — 0.4%
DAE Aviation Holdings, Inc.
	5.800% 07/31/14(c)(h)	777,532	388,766
	7.020% 07/31/14(c)(h)	413,752	206,876
	7.170% 07/31/14(c)(h)	1,174,363	587,181
	11.250% 08/01/15(b)	2,565,000	1,051,650
Delta Air Lines, Inc.
	2.875% 02/06/24	1,555,000	27,213
	2.875% 02/18/49	905,000	15,838
	8.000% 06/03/23	2,885,000	50,487
	8.300% 12/15/29	1,023,000	20,460
	9.250% 03/15/49	715,000	13,406
	9.750% 05/15/49	2,335,000	43,781
	10.000% 08/15/49	1,945,000	36,469
	10.375% 12/15/22	2,990,000	56,062
	10.375% 02/01/49	4,295,000	80,531
Northwest Airlines, Inc.
	7.625% 11/15/23	2,552,500	3,191
	7.875% 03/15/13	2,390,800	2,989
	8.700% 03/15/49	260,000	325
	8.875% 06/01/49	971,900	1,215
	9.875% 03/15/37	4,278,500	5,348
	10.000% 02/01/09	2,426,300	3,033
			2,594,821
Airlines Total			2,594,821

5

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Apparel — 0.5%
Textile-Apparel — 0.5%
Unifi, Inc.
	11.500% 05/15/14	4,560,000	2,690,400
			2,690,400
Apparel Total			2,690,400
Auto Manufacturers — 0.5%
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.
	3.987% 12/16/13(c)(h)	4,340,000	1,741,425
	7.450% 07/16/31	3,760,000	1,052,800
			2,794,225
Auto Manufacturers Total			2,794,225
Auto Parts & Equipment — 1.1%
Auto/Truck Parts & Equipment-Original — 0.6%
Collins & Aikman Products Co.
	12.875% 08/15/12(b)(f)(g)	6,910,000	6,910
Lear Corp.
	8.500% 12/01/13	1,375,000	426,250
	8.750% 12/01/16	2,635,000	764,150
Tenneco Automotive, Inc.
	8.625% 11/15/14	3,145,000	1,195,100
	10.250% 07/15/13	1,489,000	923,180
			3,315,590
Auto/Truck Parts & Equipment-Replacement — 0.2%
Allison Transmission
	PIK,
	11.250% 11/01/15(b)	2,690,000	1,062,550
			1,062,550
Rubber-Tires — 0.3%
Goodyear Tire & Rubber Co.
	6.318% 12/01/09(c)	305,000	277,550
	8.625% 12/01/11	1,980,000	1,643,400
			1,920,950
Auto Parts & Equipment Total			6,299,090

6

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto Parts & Equipment — (continued)
Distribution/Wholesale — 0.3%
ACE Hardware Corp.
	9.125% 06/01/16(b)	2,375,000	1,567,500
			1,567,500
Distribution/Wholesale Total			1,567,500
Entertainment — 0.4%
Gambling (Non-Hotel) — 0.4%
Isle of Capri Casinos, Inc.
	7.000% 03/01/14	5,240,000	2,227,000
			2,227,000
Motion Pictures & Services — 0.0%
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15(f)	223,074	133,845
			133,845
Entertainment Total			2,360,845
Housewares — 0.1%
Libbey Glass, Inc.
	9.568% 06/01/11(c)	1,630,000	586,800
			586,800
Housewares Total			586,800
Leisure Time — 0.7%
Recreational Centers — 0.7%
Town Sports International, Inc.
	(j) 02/01/14
	(11.000% 02/01/09)	4,200,000	3,024,000
	3.688% 02/27/14(c)(h)	2,038,688	978,570
			4,002,570
Leisure Time Total			4,002,570
Lodging — 4.1%
Casino Hotels — 3.7%
Boyd Gaming Corp.
	7.750% 12/15/12	7,001,000	6,300,900

7

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Lodging — (continued)
Casino Hotels — (continued)
Chukchansi Economic Development Authority
	8.000% 11/15/13(b)	1,475,000	682,188
FireKeepers Development Authority
	13.875% 05/01/15(b)	1,940,000	1,202,800
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	3,315,000	1,458,600
Jacobs Entertainment, Inc.
	9.750% 06/15/14	3,955,000	1,898,400
Mirage Resorts, Inc.
	7.250% 08/01/17	1,625,000	983,125
Mohegan Tribal Gaming Authority
	6.375% 07/15/09	1,795,000	1,687,300
MTR Gaming Group, Inc.
	9.000% 06/01/12	1,170,000	655,200
Penn National Gaming, Inc.
	6.750% 03/01/15	3,215,000	2,443,400
	6.875% 12/01/11	1,295,000	1,197,875
Pinnacle Entertainment, Inc.
	7.500% 06/15/15	290,000	168,200
	8.250% 03/15/12	1,260,000	957,600
	8.750% 10/01/13	245,000	193,550
Seminole Hard Rock Entertainment, Inc.
	4.496% 03/15/14(b)(c)	2,045,000	1,037,837
Wynn Las Vegas LLC
	6.625% 12/01/14	1,275,000	962,625
			21,829,600
Hotels & Motels — 0.4%
Gaylord Entertainment Co.
	6.750% 11/15/14	2,135,000	1,323,700
	8.000% 11/15/13	1,490,000	1,028,100
			2,351,800
Lodging Total			24,181,400
Retail — 2.1%
Retail-Automobiles — 0.4%
Asbury Automotive Group, Inc.
	7.625% 03/15/17	625,000	290,625
	8.000% 03/15/14	1,690,000	802,750

8

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
Retail-Automobiles — (continued)
KAR Holdings, Inc.
	8.750% 05/01/14	210,000	92,400
	10.000% 05/01/15	4,225,000	1,394,250
			2,580,025
Retail-Drug Stores — 0.7%
Rite Aid Corp.
	7.500% 03/01/17	3,185,000	2,070,250
	8.625% 03/01/15	5,300,000	1,828,500
	9.500% 06/15/17	165,000	57,337
			3,956,087
Retail-Miscellaneous/Diversified — 0.6%
Harry & David Holdings, Inc.
	9.000% 03/01/13	570,000	182,400
Sally Holdings LLC
	9.250% 11/15/14	2,000,000	1,720,000
Susser Holdings LLC
	10.625% 12/15/13	1,805,000	1,579,375
			3,481,775
Retail-Propane Distributors — 0.2%
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	1,525,000	1,189,500
			1,189,500
Retail-Toy Store — 0.2%
Toys R Us, Inc.
	7.625% 08/01/11	2,610,000	1,278,900
			1,278,900
Retail Total			12,486,287
CONSUMER CYCLICAL TOTAL			59,563,938
CONSUMER NON-CYCLICAL — 8.5%
Agriculture — 0.6%
Tobacco — 0.6%
Reynolds American, Inc.
	7.625% 06/01/16	2,165,000	1,803,040
	7.750% 06/01/18	2,185,000	1,792,640
			3,595,680
Agriculture Total			3,595,680

9

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Beverages — 0.4%
Beverages-Wine/Spirits — 0.4%
Constellation Brands, Inc.
	7.250% 05/15/17	2,575,000	2,433,375
			2,433,375
Beverages Total			2,433,375
Commercial Services — 2.1%
Commercial Services — 0.6%
Language Line Holdings, Inc.
	11.125% 06/15/12	3,895,000	3,622,350
			3,622,350
Commercial Services-Finance — 0.1%
Cardtronics, Inc.
	9.250% 08/15/13	305,000	204,350
	9.250% 08/15/13	375,000	251,250
			455,600
Marine Services — 0.4%
Great Lakes Dredge & Dock Corp.
	7.750% 12/15/13	2,945,000	2,271,331
			2,271,331
Printing-Commercial — 0.1%
Vertis, Inc.
	PIK,
	18.500% 10/01/12	1,760,000	453,200
			453,200
Protection-Safety — 0.3%
Rural/Metro Corp.
	9.875% 03/15/15	2,410,000	1,928,000
			1,928,000
Schools — 0.6%
Knowledge Learning Corp., Inc.
	7.750% 02/01/15(b)	4,700,000	3,290,000
			3,290,000
Commercial Services Total			12,020,481
Food — 0.8%
Fisheries — 0.3%
ASG Consolidated LLC/ASG Finance, Inc.
	11.500% 11/01/11	2,155,000	1,831,750
			1,831,750

10

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — (continued)
Food-Miscellaneous/Diversified — 0.1%
Dole Foods Co.
	7.250% 06/15/10	795,000	554,512
			554,512
Food-Retail — 0.4%
Stater Brothers Holdings
	7.750% 04/15/15	2,465,000	2,070,600
	8.125% 06/15/12	385,000	348,425
			2,419,025
Food Total			4,805,287
Healthcare Products — 3.2%
Medical Products — 3.2%
Biomet, Inc.
	10.000% 10/15/17	1,855,000	1,780,800
	11.625% 10/15/17	1,990,000	1,701,450
	PIK,
	10.375% 10/15/17	1,260,000	995,400
DJO Finance LLC/DJO Finance Corp.
	10.875% 11/15/14	4,700,000	3,384,000
Hanger Orthopedic Group, Inc.
	10.250% 06/01/14	3,560,000	3,186,200
Invacare Corp.
	9.750% 02/15/15	2,110,000	1,867,350
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
	11.750% 11/15/14	2,760,000	1,821,600
Universal Hospital Services, Inc.
	5.943% 06/01/15(c)	1,240,000	756,400
	PIK,
	8.500% 06/01/15	1,820,000	1,292,200
VWR Funding, Inc.
	PIK,
	10.250% 07/15/15	2,880,000	1,814,400
			18,599,800
Healthcare Products Total			18,599,800
Healthcare Services — 0.0%
Physical Therapy/Rehab Centers — 0.0%
Psychiatric Solutions, Inc.
	7.750% 07/15/15	170,000	124,950
			124,950
Healthcare Services Total			124,950

11

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL— (continued)
Household Products/Wares — 0.4%
Consumer Products-Miscellaneous — 0.1%
Jarden Corp.
	7.500% 05/01/17	1,225,000	836,063
			836,063
Office Supplies & Forms — 0.3%
ACCO Brands Corp.
	7.625% 08/15/15	2,865,000	1,489,800
			1,489,800
Household Products/Wares Total			2,325,863
Pharmaceuticals — 1.0%
Medical-Drugs — 0.7%
Angiotech Pharmaceuticals, Inc.
	5.953% 12/01/13(c)	2,137,000	1,036,445
Catalent Pharma Solutions, Inc.
	9.500% 04/15/15	3,895,000	1,480,100
Warner Chilcott Corp.
	4.801% 01/18/11(c)(h)	15,549	12,712
	5.762% 01/18/12(c)(h)	91,994	75,205
	8.750% 02/01/15	685,000	609,650
	Series B,
	5.762% 01/18/12(c)(h)	569,862	465,862
	Series C,
	5.762% 01/18/11(c)(h)	225,046	183,975
			3,863,949
Vitamins & Nutrition Products — 0.3%
NBTY, Inc.
	7.125% 10/01/15	2,635,000	1,870,850
			1,870,850
Pharmaceuticals Total			5,734,799
CONSUMER NON-CYCLICAL TOTAL			49,640,235
DIVERSIFIED — 0.9%
Holding Companies — 0.9%
Diversified Operations — 0.9%
Leucadia National Corp.
	7.125% 03/15/17	6,090,000	4,521,825

12

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
DIVERSIFIED — (continued)
Holding Companies — (continued)
Diversified Operations — (continued)
	8.125% 09/15/15	760,000	609,900
			5,131,725
Holding Companies Total			5,131,725
DIVERSIFIED TOTAL			5,131,725
ENERGY — 10.1%
Energy-Alternate Sources — 0.0%
Salton SEA Funding
	8.300% 05/30/11	2,159	2,142
			2,142
Energy-Alternate Sources Total			2,142
Oil & Gas — 4.9%
Oil & Gas Drilling — 0.8%
Parker Drilling Co.
	9.625% 10/01/13	5,885,000	4,560,875
			4,560,875
Oil Companies-Exploration & Production — 4.1%
Chaparral Energy, Inc.
	8.500% 12/01/15	5,825,000	1,165,000
	8.875% 02/01/17	3,280,000	656,000
Chesapeake Energy Corp.
	6.875% 11/15/20	1,885,000	1,357,200
	7.500% 09/15/13	1,040,000	894,400
Hilcorp Energy LP/Hilcorp Finance Co.
	7.750% 11/01/15(b)	2,570,000	1,811,850
	9.000% 06/01/16(b)	1,110,000	793,650
Linn Energy LLC
	9.875% 07/01/18(b)	2,390,000	1,398,150
Mariner Energy, Inc.
	7.500% 04/15/13	3,755,000	2,403,200
	8.000% 05/15/17	190,000	98,800
PetroHawk Energy Corp.
	7.875% 06/01/15(b)	2,090,000	1,546,600
Petroquest Energy, Inc.
	10.375% 05/15/12	2,970,000	2,049,300
SandRidge Energy, Inc.
	8.000% 06/01/18(b)	1,530,000	849,150
Stone Energy Corp.
	6.750% 12/15/14	4,905,000	2,403,450

13

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Oil Companies-Exploration & Production — (continued)
	8.250% 12/15/11	1,195,000	740,900
Venoco, Inc.
	8.750% 12/15/11	1,440,000	691,200
W&T Offshore, Inc.
	8.250% 06/15/14(b)	1,860,000	1,004,400
Whiting Petroleum Corp.
	7.000% 02/01/14	5,620,000	3,962,100
			23,825,350
Oil & Gas Total			28,386,225
Oil & Gas Services — 0.7%
Oil Field Machinery & Equipment — 0.3%
Complete Production Services, Inc.
	8.000% 12/15/16	2,650,000	1,669,500
			1,669,500
Oil-Field Services — 0.4%
Allis-Chalmers Energy, Inc.
	8.500% 03/01/17	615,000	307,500
	9.000% 01/15/14	4,075,000	2,159,750
			2,467,250
Oil & Gas Services Total			4,136,750
Pipelines — 4.3%
ANR Pipeline Co.
	7.375% 02/15/24	1,205,000	1,248,078
	9.625% 11/01/21	5,980,000	6,551,963
Copano Energy LLC/Copano Energy Finance Corp.
	7.750% 06/01/18(b)	6,145,000	4,147,875
El Paso Natural Gas Co.
	7.625% 08/01/10	5,240,000	5,027,004
	8.375% 06/15/32	1,860,000	1,604,977
	8.625% 01/15/22	1,235,000	1,112,767
MarkWest Energy Partners LP
	6.875% 11/01/14	1,065,000	670,950
	8.500% 07/15/16	4,100,000	2,613,750
	8.750% 04/15/18	2,535,000	1,571,700

14

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines (continued)
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13	1,198,000	820,630
			25,369,694
Pipelines Total			25,369,694
Retail — 0.2%
Energy-Alternate Sources — 0.2%
MXEnergy Holdings, Inc.
	10.625% 08/01/11(c)	2,830,000	1,273,500
			1,273,500
Retail Total			1,273,500
ENERGY TOTAL			59,168,311
FINANCIALS — 9.9%
Diversified Financial Services — 4.8%
Finance-Auto Loans — 1.9%
AmeriCredit Corp.
	8.500% 07/01/15	2,610,000	2,283,750
Daimler Chrysler 2nd Lien
	8.500% 08/03/13(c)(h)	6,415,000	1,126,635
Ford Motor Credit Co.
	5.700% 01/15/10	2,435,000	2,069,336
	7.375% 10/28/09	2,355,000	2,068,211
	7.875% 06/15/10	885,000	708,159
GMAC LLC
	8.000% 11/01/31	4,872,000	2,895,868
			11,151,959
Finance-Investment Banker/Broker — 0.3%
LaBranche & Co., Inc.
	11.000% 05/15/12	1,795,000	1,561,650
			1,561,650
Finance-Other Services — 1.8%
AMR Real Estate Partners, LP
	7.125% 02/15/13	6,570,000	4,533,300
	8.125% 06/01/12	7,620,000	5,867,400
			10,400,700
Investment Management/Advisor Service — 0.1%
Nuveen Investments, Inc.
	10.500% 11/15/15(b)	3,665,000	810,881
			810,881

15

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Special Purpose Entity — (continued)
Special Purpose Entity — 0.7%
Cedar Brakes LLC
	8.500% 02/15/14(b)	1,740,393	1,654,835
	9.875% 09/01/13(b)	2,606,081	2,709,099
			4,363,934
Diversified Financial Services Total			28,289,124
Insurance — 2.3%
Insurance Brokers — 0.9%
HUB International Holdings, Inc.
	9.000% 12/15/14(b)	5,845,000	3,572,756
USI Holdings Corp.
	6.024% 11/15/14(b)(c)	1,365,000	554,531
	9.750% 05/15/15(b)	2,390,000	953,013
			5,080,300
Multi-Line Insurance — 0.5%
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18	875,000	630,000
	7.750% 07/15/37	3,590,000	2,225,800
	8.300% 04/15/26	185,000	125,800
			2,981,600
Mutual Insurance — 0.0%
Lumbermens Mutual Casualty
	8.300% 12/01/37(b)(g)	180,000	1,800
	8.450% 12/01/97(b)(g)	4,600,000	46,000
	9.150% 07/01/26(b)(g)	9,865,000	98,650
			146,450
Property/Casualty Insurance — 0.9%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	6,950,000	4,899,750
			4,899,750
Insurance Total			13,108,100
Real Estate Investment Trusts (REITs) — 2.8%
REITS-Health Care — 0.6%
Omega Healthcare Investors, Inc.
	7.000% 04/01/14	4,285,000	3,470,850
			3,470,850
REITS-Hotels — 0.7%
Host Hotels & Resorts LP
	6.875% 11/01/14	1,090,000	839,300
	7.000% 08/15/12	2,045,000	1,733,138

16

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
REITS-Hotels — (continued)
Host Marriott LP
	6.375% 03/15/15	1,635,000	1,218,075
	6.750% 06/01/16	505,000	368,650
			4,159,163
REITS-Office Property — 0.4%
LNR Property
	6.690% 07/12/10	4,672,800	2,100,540
			2,100,540
REITS-Single Tenant — 1.1%
Trustreet Properties, Inc.
	7.500% 04/01/15	5,950,000	6,456,065
			6,456,065
Real Estate Investment Trusts (REITs) Total			16,186,618
FINANCIALS TOTAL			57,583,842
HEALTH CARE — 4.0%
Health Services — 4.0%
Alliance Imaging, Inc.
	7.250% 12/15/12	5,875,000	4,993,750
Community Health Systems, Inc.
	3.404% 12/29/99(c)(h)	150,000	116,288
	4.439% 07/25/14(c)(h)	912,490	707,408
	4.446% 07/25/14(c)(h)	6,481,499	5,024,782
	8.875% 07/15/15	3,985,000	3,666,200
HCA, Inc.
	6.300% 10/01/12	4,305,000	3,035,025
	6.750% 07/15/13	360,000	226,800
Skilled Healthcare Group, Inc.
	11.000% 01/15/14	1,329,000	1,249,260
Talecris Biotherapeutics
	5.640% 12/06/13(c)(h)	1,632,425	1,412,048
	6.250% 12/06/13(c)(h)	4,175	3,611
	8.640% 12/06/14(b)(c)(h)	3,340,000	2,738,800

17

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
HEALTH CARE — (continued)
Health Services — (continued)
Vanguard Health Holding Co. LLC
	9.000% 10/01/14	455,000	379,925
Health Services Total			23,553,897
HEALTH CARE TOTAL			23,553,897
INDUSTRIALS — 6.1%
Aerospace & Defense — 0.6%
Aerospace/Defense-Equipment — 0.6%
BE Aerospace, Inc.
	8.500% 07/01/18	1,620,000	1,458,000
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
	8.500% 04/01/15	1,780,000	729,800
	9.750% 04/01/17	1,115,000	301,050
Sequa Corp.
	11.750% 12/01/15(b)	2,105,000	799,900
			3,288,750
Aerospace & Defense Total			3,288,750
Building Materials — 0.8%
Building Products-Cement/Aggregation — 0.8%
Texas Industries, Inc.
	7.250% 07/15/13	70,000	54,075
	7.250% 07/15/13(b)	5,730,000	4,426,424
			4,480,500
Building Materials Total			4,480,500
Building Products — 0.1%
Chemical-Plastics — 0.1%
CPG International I, Inc.
	10.500% 07/01/13	1,230,000	688,800
			688,800
Building Products Total			688,800
Electrical Components & Equipment — 0.1%
Wire & Cable Products — 0.1%
Belden, Inc.
	7.000% 03/15/17	1,135,000	851,250
			851,250
Electrical Components & Equipment Total			851,250

18

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Environmental Control — 0.7%
Pollution Control — 0.7%
Geo Sub Corp.
	11.000% 05/15/12	6,165,000	4,315,500
			4,315,500
Environmental Control Total			4,315,500
Hand / Machine Tools — 0.2%
Machine Tools & Related Products — 0.2%
Thermadyne Holdings Corp.
	9.500% 02/01/14	2,055,000	1,438,500
			1,438,500
Hand / Machine Tools Total			1,438,500
Metal Fabricate/Hardware — 0.9%
Metal Processors & Fabrication — 0.5%
Metals USA, Inc.
	11.125% 12/01/15	1,465,000	864,350
Neenah Foundary Co.
	9.500% 01/01/17	3,770,000	1,885,000
			2,749,350
Steel Pipe & Tube — 0.4%
Mueller Water Products, Inc.
	7.375% 06/01/17	3,265,000	2,220,200
			2,220,200
Metal Fabricate/Hardware Total			4,969,550
Miscellaneous Manufacturing — 1.1%
Diversified Manufacturing Operators — 1.1%
Actuant Corp.
	6.875% 06/15/17	2,215,000	1,666,787
Polypore, Inc.
	8.750% 05/15/12	1,855,000	1,335,600
RBS Global, Inc. & Rexnord Corp.
	9.500% 08/01/14	4,920,000	3,665,400
			6,667,787
Miscellaneous Manufacturing Total			6,667,787
Packaging & Containers — 0.7%
Containers-Metal/Glass — 0.7%
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	4,120,000	3,790,400
			3,790,400
Packaging & Containers Total			3,790,400

19

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — 0.6%
Transportation-Railroad — 0.6%
Kansas City Southern de Mexico SA de CV
	7.375% 06/01/14	4,350,000	3,559,170
			3,559,170
Transportation Total			3,559,170
Trucking & Leasing — 0.3%
Transport - Equipment & Leasing — 0.3%
Greenbrier Companies, Inc.
	8.375% 05/15/15	2,130,000	1,514,963
			1,514,963
Trucking & Leasing Total			1,514,963
INDUSTRIALS TOTAL			35,565,170
INFORMATION TECHNOLOGY — 2.2%
Software — 2.2%
Sungard Data Systems, Inc.
	3.575% 12/13/12(c)(h)	1,232,879	839,591
	4.138% 12/13/12(c)(h)	4,501,002	3,065,182
	4.875% 01/15/14	3,585,000	2,473,650
	9.125% 08/15/13	2,785,000	2,409,025
	10.625% 05/15/15(b)	4,940,000	4,223,700
Software Total			13,011,148
INFORMATION TECHNOLOGY TOTAL			13,011,148
TECHNOLOGY — 1.7%
Semiconductors — 0.9%
Electronic Components-Miscellaneous — 0.9%
NXP BV/NXP Funding LLC
	7.875% 10/15/14	14,410,000	5,619,900
			5,619,900
Semiconductors Total			5,619,900
Software — 0.8%
Application Software — 0.7%
SS&C Technologies, Inc.
	11.750% 12/01/13	4,495,000	3,949,981
			3,949,981

20

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — (continued)
Transactional Software — 0.1%
Open Solutions, Inc.
	9.750% 02/01/15(b)	3,540,000	531,000
			531,000
Software Total			4,480,981
TECHNOLOGY TOTAL			10,100,881
TELECOMMUNICATION SERVICES — 1.5%
Media — 1.5%
Nielsen Finance LLC
	3.825% 08/09/13(c)(h)	1,491,902	1,004,236
	4.388% 08/09/13(c)(h)	4,373,090	2,943,636
Quebecor Media, Inc.
	7.750% 03/15/16	6,885,000	4,647,375
Quebecor World, Inc.
	9.750% 01/15/15(b)	1,885,000	148,444
Media Total			8,743,691
TELECOMMUNICATION SERVICES TOTAL			8,743,691
TRANSPORTATION — 1.0%
Automotive — 0.7%
BHM Technologies
	8.500% 10/11/26(c)(h)	1,695,343	856,148
	13.000% 11/26/10(c)(f)(h)	565,000	548,050
Navistar
	4.686% 01/19/12	1,365,333	746,383
	3.721% 01/19/12	3,754,667	2,052,552
Total Automotive			4,203,133
Railroads, Trucking & Shipping — 0.3%
CEVA Group PLC
	10.000% 09/01/14(b)	2,070,000	1,534,388
Railroads, Trucking & Shipping Total			1,534,388
TRANSPORTATION TOTAL			5,737,521
UTILITIES— 7.6%
Electric — 6.9%
Electric-Generation — 1.1%
Intergen NV
	9.000% 06/30/17(b)	5,835,000	4,784,700
Reliant Energy Mid-Atlantic Power Holdings LLC
	9.681% 07/02/26	2,490,000	1,992,000
			6,776,700

21

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES— (continued)
Electric — (continued)
Electric-Integrated — 2.9%
Energy Future Holdings Corp.
	10.875% 11/01/17(b)	4,610,000	3,273,100
Ipalco Enterprises, Inc.
	7.250% 04/01/16(b)	2,475,000	2,029,500
PNM Resources, Inc.
	9.250% 05/15/15	2,915,000	2,317,425
Public Service Co. of New Mexico
	7.950% 05/15/18	3,265,000	2,656,920
Texas Competitive Electric Holdings Co. LLC
	5.368% 10/10/14	6,458,908	4,464,721
	5.888% 10/10/14	2,745,607	1,897,901
	6.169% 10/10/14	10,547	7,291
	7.262% 10/10/14	32,575	22,517
Western Resources
	7.125% 08/01/09	375,000	371,594
			17,040,969
Independent Power Producer — 2.9%
AES Eastern Energy LP
	9.000% 01/02/17	4,080,965	3,627,978
	9.670% 01/02/29	1,175,000	951,750
Calpine Corp.
	4.335% 03/29/14	7,939,850	5,824,443
Reliant Energy, Inc.
	7.625% 06/15/14	1,130,000	937,900
	7.875% 06/15/17	6,700,000	5,427,000
			16,769,071
Electric Total			40,586,740
Gas Utilities — 0.7%
Retail-Propane Distributors — 0.7%
Star Gas Partners LP/Star Gas Finance Co.
	10.250% 02/15/13	5,640,000	3,891,600
			3,891,600
Gas Utilities Total			3,891,600
UTILITIES TOTAL			44,478,340

	Total Corporate Fixed-Income Bonds & Notes
	(cost of $738,824,940)		495,618,318

22

		Shares	Value ($)
Preferrred Stocks — 1.1%
COMMUNICATIONS — 0.0%
Media — 0.0%
Publishing-Periodicals — 0.0%
	Ziff Davis Holdings, Inc. 10.00% (k)(f)(i)	328	—
			—
Media Total			—
COMMUNICATIONS TOTAL			—
FINANCIALS — 1.1%
Banking — 0.1%
	Preferred Blocker, Inc. 9.00%(b)	1,218	304,500
			304,500
Banking Total			304,500
Real Estate Investment Trusts (REITs) — 1.0%
REITS-Diversified — 1.0%
	Sovereign Real Estate Investment Corp., 12.00% (b)	7,527,000	6,247,410
			6,247,410
Real Estate Investment Trusts (REITs) Total			6,247,410
FINANCIALS TOTAL			6,551,910

	Total Preferrred Stocks
	(cost of $10,046,460)		6,551,910
Common Stocks — 0.6%
COMMUNICATIONS — 0.2%
Media — 0.2%
	Haights Cross Communications (f)	275,078	935,265
	Verits Holdings, Inc. (f)	1,908	19

23

		Shares	Value ($)
Common Stocks — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
	Ziff Davis Media, Inc. (f)(g)	12,260	123
Media Total			935,407
COMMUNICATIONS TOTAL			935,407
CONSUMER CYCLICAL — 0.2%
Airlines — 0.2%
	Delta Air Lines, Inc. (l)	117,955	1,351,764
Airlines Total			1,351,764
CONSUMER CYCLICAL TOTAL			1,351,764
CONSUMER DISCRETIONARY— 0.0%
Media — 0.0%
	AH Belo Corp., Class A	18,600	40,548
Media Total			40,548
CONSUMER DISCRETIONARY TOTAL			40,548
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
	Adelphia Recovery Trust (f)(k)	1,410,902	14,109
Diversified Financial Services Total			14,109
FINANCIALS TOTAL			14,109
INFORMATION TECHNOLOGY — 0.0%
Communications Equipment — 0.0%
	Loral Space & Communications, Inc. (k)	49	712
Communications Equipment Total			712
INFORMATION TECHNOLOGY TOTAL			712
TECHNOLOGY — 0.1%
Software — 0.1%
	Quadramed Corp. (k)	95,618	468,528
Software Total			468,528
TECHNOLOGY TOTAL			468,528

24

		Shares	Value ($)
Common Stocks — (continued)
TRANSPORTATION — 0.0%
Automotive — 0.0%
	BHM Technologies (k)	1,378	14
	BHM Technologies (k)	115,119	1,151
Total Automotive			1,165
TRANSPORTATION TOTAL			1,165
UTILITIES— 0.1%
Gas Utilities — 0.1%
	Star Gas Partners LP (k)	348,500	832,915
Gas Utilities Total			832,915
TOTAL UTILITIES			832,915
	Total Common Stocks
	(cost of $4,487,226)		3,645,148
Convertible Preferred Stock — 0.5%
TECHNOLOGY — 0.5%
	Quadramed Corp. 5.50% (b)	246,600	2,642,812
TECHNOLOGY TOTAL			2,642,812
	Total Convertible Preferred Stock
	(cost of $5,957,100)		2,642,812

		Par (a)
Convertible Bonds — 0.4%
COMMUNICATIONS — 0.3%
Media — 0.3%
Television — 0.3%
Sinclair Broadcast Group, Inc.
	3.000% 05/15/27	3,540,000	1,893,900
			1,893,900
Media Total			1,893,900
Internet — 0.0%
Web Portals/ISP — 0.0%
At Home Corp.
	4.750% 12/15/06(d)(f)	3,896,787	390
			390
Internet Total			390
COMMUNICATIONS TOTAL			1,894,290

25

		Par (a)	Value ($)
Convertible Bonds — (continued)
CONSUMER CYCLICAL— 0.0%
Airlines — 0.0%
Delta Air Lines, Inc.
	8.000% 06/03/49(b)(l)	2,256,000	39,480
			39,480
Airlines Total			39,480
CONSUMER CYCLICAL TOTAL			39,480
FINANCIALS — 0.1%
Insurance — 0.1%
Life/Health Insurance — 0.1%
Conseco, Inc.
	3.500% 09/30/35(b)(m)
	(0.000% 09/30/10)	695,000	335,337
			335,337
Insurance Total			335,337
FINANCIALS TOTAL			335,337

	Total Convertible Bonds (cost of $4,282,345)		2,269,107

		Units
Warrants — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
Multimedia — 0.0%
Haights Cross Communications	Expires 12/10/11(f)(k)	1,366	4,631
			4,631
Publishing-Periodicals — 0.0%
Ziff Davis Media, Inc., Series E	Expires 08/12/12(f)(g)(i)(k)	78,048	—
			—
Media Total			4,631
Telecommunication Services — 0.0%
Colo.Com, Inc.	Expires 03/15/10(b)(f)(i)(k)	1,145	—
			—
Telecommunication Services Total			—
COMMUNICATIONS TOTAL			4,631

	Total Warrants
	(cost of $25,625)		4,631

26

		Par (a)	Value ($)
Short-Term Obligation — 9.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due 01/02/09, at 0.010%, collateralized by a U.S. Government Agency Obligation maturing 08/27/14, market value of $54,917,300 (repurchase proceeds $53,836,030)	53,836,000	53,836,000

	Total Short-Term Obligation
	(cost of $53,836,000)		53,836,000

27

Total Investments — 96.6%
(cost of $817,459,696)(n)(o)	$564,567,926

Other Assets & Liabilities, Net — 3.4%	20,081,177

Net Assets — 100.0%	$584,649,103

Notes to Investment Portfolio:
* Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

28

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
• Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$2,694,468	$—
Level 2 – Other Significant Observable Inputs	558,490,817	—
Level 3 – Significant Unobservable Inputs	3,382,641	—
Total	$564,567,926	$—

The following table reconciles asset balances for the nine month period ending December 31, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as March 31, 2008	$2,862,210	$—
Amortization of premiums	(550)	—
Realized loss	(2,238,574)	—
Change in unrealized depreciation	(4,713,944)	—
Net purchases	5,217,799	—
Transfers into Level 3	2,255,700	—
Balance as of December 31, 2008	$3,382,641	$—

(a)	Principal amount is stated in U.S. dollars unless otherwise noted.

29

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities, which are not illiquid, except for the following, amounted to $92,933,648, which represents 15.8% of net assets.

	Acquisition
Security	Date	Shares/Par	Cost	Value
Colo.Com, Inc.13.875% 03/15/10	01/12/04	944,357	$147,572	$—
Quadramed Corp., 5.50% Convertible Preferred Stock	06/16/04- 02/01/06	246,600	5,957,100	2,642,812
Sovereign Real Estate Investment Corp., 12.00% Preferred Stock	08/21/00-10/17/06	7,527,000	9,802,860	6,247,410
				$8,890,222

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2008.
(d)	The issuer is in default of certain debt covenants. Income is not being accrued. At December 31, 2008, the value of these securities amounted to $552,890, which represents 0.1% of net assets.
(e)	Zero coupon bond.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(g)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At December 31, 2008, the value of these securities amounted to $495,052, which represents less then 0.1% of net assets.

(h)	Loan participation agreement.
(i)	Security has no value.
(j)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.
(k)	Non-income producing security.
(l)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.
(m)	Step bond. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.
(n)	Cost for federal income tax purposes is $817,459,696.
(o)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$4,610,754	$(257,502,524)	$(252,891,770)

Acronym	Name
CAD	Canadian Dollar
PIK	Payment-In-Kind

30

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia LifeGoal Balanced Growth Portfolio

	Shares ($)	Value ($)*
Investment Companies(a) — 100.2%
Columbia Acorn International, Class Z	1,051,604	24,323,595
Columbia Acorn USA, Class Z	540,191	8,853,734
Columbia Cash Reserves, Capital Class Shares	2	2
Columbia Contrarian Core Fund, Class Z	2,401,215	21,827,043
Columbia Convertible Securities Fund, Class Z	1,045,423	10,422,868
Columbia Disciplined Value Fund, Class Z	1,642,598	13,830,676
Columbia Emerging Markets Fund, Class Z	2,393,100	15,148,323
Columbia High Income Fund, Class Z	5,192,145	30,529,815
Columbia Income Fund, Class Z	4,864,424	38,088,441
Columbia International Value Fund, Class Z	2,191,116	25,789,430
Columbia Large Cap Core Fund, Class Z	1,939,292	18,326,306
Columbia Large Cap Growth Fund, Class Z	986,826	15,029,362
Columbia Large Cap Value Fund, Class Z	1,673,231	14,122,073
Columbia Marsico Focused Equities Fund, Class Z	1,006,435	15,136,781
Columbia Marsico International Opportunities Fund, Class Z	3,066,981	24,443,839
Columbia Mid Cap Growth Fund, Class Z	1,705,208	24,316,270
Columbia Mid Cap Value Fund, Class Z	2,573,492	21,746,011
Columbia Select Large Cap Growth Fund, Class Z	2,200,360	15,336,511
Columbia Small Cap Growth Fund I, Class Z	248,232	4,341,570
Columbia Small Cap Growth Fund II, Class Z	595,614	4,502,840
Columbia Small Cap Value Fund II, Class Z	2,123,951	18,775,727
Columbia Total Return Bond Fund, Class Z	12,860,108	112,911,747

Columbia Value and Restructuring Fund, Class Z	474,481	14,011,421
Total Investment Companies
(cost of $616,763,724)		491,814,385

1

Total Investments(c) — 100.2%
(cost of $616,763,724)(b)(c)	$491,814,385
Other Assets & Liabilities, Net — (0.2)%	(814,070)
Net Assets — 100.0%	$491,000,315

Notes to Investment Portfolio:

*	Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

On April 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•                                         Level 1 – quoted prices in active markets for identical securities

•                                         Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)

•                                         Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Portfolio’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$491,814,385	$—
	Level 2 – Other Significant Observable Inputs	—	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$491,814,385	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.
(b)	Cost for federal income tax purposes is $616,763,724.
(c)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$9,426,152	$(134,375,491)	$(124,949,339)

2

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia LifeGoal Growth Portfolio

	Shares	Value ($)*
Investment Companies (a) — 100.2%
Columbia Acorn International, Class Z	474,382	10,972,465
Columbia Acorn USA, Class Z	531,485	8,711,046
Columbia Contrarian Core Fund, Class Z	2,586,671	23,512,835
Columbia Convertible Securities Fund, Class Z	713,182	7,110,427
Columbia Disciplined Value Fund, Class Z	1,748,662	14,723,732
Columbia Emerging Markets Fund, Class Z	2,509,989	15,888,233
Columbia International Value Fund, Class Z	2,324,924	27,364,352
Columbia Large Cap Core Fund, Class Z	2,118,466	20,019,506
Columbia Large Cap Growth Fund, Class Z	987,543	15,040,280
Columbia Large Cap Value Fund, Class Z	1,813,138	15,302,886
Columbia Marsico Focused Equities Fund, Class Z	1,013,133	15,237,526
Columbia Marsico International Opportunities Fund, Class Z	1,399,307	11,152,479
Columbia Mid Cap Growth Fund, Class Z	2,478,547	35,344,086
Columbia Mid Cap Value Fund, Class Z	3,989,099	33,707,888
Columbia Select Large Cap Growth Fund, Class Z	2,221,499	15,483,846
Columbia Small Cap Growth Fund I, Class Z	241,768	4,228,526
Columbia Small Cap Growth Fund II, Class Z	588,672	4,450,363
Columbia Small Cap Value Fund II, Class Z	2,099,780	18,562,056
Columbia Value and Restructuring Fund, Class Z	503,638	14,872,440

Total Investment Companies (cost of $430,807,678)		311,684,972

Total Investments — 100.2% (cost of $430,807,678) (b)(c)		311,684,972

Other Assets & Liabilities, Net — (0.2)%		(667,142)

Net Assets — 100.0%		311,017,830

1

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

On April 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Porfolio’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$311,684,972	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$311,684,972	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $430,807,678.

(c)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$6,756,858	$(125,879,564)	$(119,122,706)

2

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia LifeGoal Income and Growth Portfolio

	Shares	Value ($)*
Investment Companies(a) — 100.1%
Columbia Acorn International, Class Z	110,831	2,563,521
Columbia Acorn USA, Class Z	50,170	822,294
Columbia Cash Reserves, Capital Class Shares	621,025	621,025
Columbia Contrarian Core Fund, Class Z	323,441	2,940,082
Columbia Convertible Securities Fund, Class Z	518,714	5,171,578
Columbia Disciplined Value Fund, Class Z	222,567	1,874,017
Columbia Emerging Markets Fund, Class Z	418,077	2,646,430
Columbia High Income Fund, Class Z	2,241,121	13,177,791
Columbia Income Fund, Class Z	1,102,874	8,635,505
Columbia International Value Fund, Class Z	312,975	3,683,718
Columbia Large Cap Core Fund, Class Z	280,603	2,651,702
Columbia Large Cap Growth Fund, Class Z	145,197	2,211,356
Columbia Large Cap Value Fund, Class Z	219,309	1,850,966
Columbia Marsico Focused Equities Fund, Class Z	145,820	2,193,130
Columbia Marsico International Opportunities Fund, Class Z	320,913	2,557,675
Columbia Mid Cap Growth Fund, Class Z	210,906	3,007,521
Columbia Mid Cap Value Fund, Class Z	281,022	2,374,635
Columbia Select Large Cap Growth Fund, Class Z	318,701	2,221,344
Columbia Short Term Bond Fund, Class Z	3,606,507	33,829,031
Columbia Small Cap Growth Fund I, Class Z	23,570	412,237
Columbia Small Cap Growth Fund II, Class Z	54,790	414,209
Columbia Small Cap Value Fund II, Class Z	205,176	1,813,760
Columbia Total Return Bond Fund, Class Z	2,950,425	25,904,730
Columbia Value and Restructuring Fund, Class Z	63,285	1,868,812

Total Investment Company (cost of $146,231,435)		125,447,069

1

Total Investments — 100.1% (cost of $146,231,435)(b)(c)	$125,447,069

Other Assets & Liabilities, Net — (0.1)%	(110,585)

Net Assets — 100.0%	$125,336,484

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

On April 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Portfolio’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$125,447,069	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$125,447,069	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $146,231,435.

(c)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$983,072	$(21,767,438)	$(20,784,366)

2

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia LifeGoal Income Portfolio

	Shares	Value ($)*
Investment Companies(a) — 100.5%
Columbia Cash Reserves, Capital Class Shares	139,290	139,290
Columbia Convertible Securities Fund, Class Z	141,752	1,413,264
Columbia Disciplined Value Fund, Class Z	62,545	526,631
Columbia High Income Fund, Class Z	736,433	4,330,229
Columbia Income Fund, Class Z	222,854	1,744,946
Columbia Large Cap Value Fund, Class Z	61,946	522,821
Columbia Mid Cap Value Fund, Class Z	54,360	459,343
Columbia Short Term Bond Fund, Class Z	1,035,622	9,714,137
Columbia Small Cap Value Fund II, Class Z	27,621	244,166
Columbia Total Return Bond Fund, Class Z	596,711	5,239,127
Columbia Value and Restructuring Fund, Class Z	17,680	522,090
Mortgage- and Asset-Backed Portfolio	341,399	2,994,071

Total Investment Companies (cost of $31,280,269)		27,850,115

Total Investments — 100.5% (cost of $31,280,269)(b)(c)		27,850,115

Other Assets & Liabilities, Net — (0.5)%		(146,294)

Net Assets — 100.0%		27,703,821

Notes to Investment Portfolio:

*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

1

On April 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December  31, 2008, in valuing the Portfolio’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$27,850,115	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$27,850,115	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or one of its affiliates.

(b)	Cost for federal income tax purposes is $31,280,269.

(c)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$152,405	$(3,582,559)	$(3,430,154)

2

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia Maryland Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 96.3%
EDUCATION — 8.0%
Education — 8.0%
MD Health & Higher Educational Facilities Authority
	College of Notre Dame,
	Series 1998,
	Insured: MBIA
	4.600% 10/01/14	510,000	536,928
	Johns Hopkins University
	Series 2008,
	5.000% 07/01/18	1,250,000	1,398,925
	Loyola College,
	Series 2006 A,
	5.125% 10/01/45	5,000,000	4,360,000
MD Industrial Development Financing Authority
	American Center for Physics,
	Series 2001,
	GTY AGMT: American Institute of Physics
	5.250% 12/15/15	1,000,000	1,060,580
MD University System of Maryland
	Series 2006,
	5.000% 10/01/15	3,545,000	4,001,738
MD Westminster Educational Facilities
	McDaniel College, Inc.,
	Series 2006,
	5.000% 11/01/17	500,000	477,500
Education Total			11,835,671
EDUCATION TOTAL			11,835,671
HEALTH CARE — 11.7%
Continuing Care Retirement — 3.2%
MD Baltimore County
	Oak Crest Village, Inc.,
	Series 2007 A:
	5.000% 01/01/22	1,175,000	910,801
	5.000% 01/01/27	2,000,000	1,388,780
MD Health & Higher Educational Facilities Authority
	King Farm Presbyterian Community,
	Series 2007 A,
	5.250% 01/01/27	2,000,000	1,016,780
MD Howard County Retirement Authority
	Columbia Vantage House Corp.,
	Series 2007 A,
	5.250% 04/01/27	2,500,000	1,479,875
Continuing Care Retirement Total			4,796,236
Hospitals — 8.5%
MD Baltimore County
	Catholic Health Initiatives,
	Series 2006 A,
	5.000% 09/01/16	1,000,000	1,030,680

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals (continued)
MD Health & Higher Educational Facilities Authority
	Carrol Hospital Center Foundation,
	Series 2006,
	4.500% 07/01/26	1,000,000	625,370
	Howard County General Hospital,
	Series 1998,
	Insured: MBIA
	5.000% 07/01/29	1,000,000	737,010
	Johns Hopkins Hospital,
	Series 2008,
	5.000% 05/15/48	2,000,000	2,058,120
	Peninsula Regional Medical Center,
	Series 2006:
	5.000% 07/01/26	4,000,000	3,238,080
	5.000% 07/01/36	2,000,000	1,470,620
	University of Maryland Medical System,
	Series 2006 A,
	5.000% 07/01/31	1,000,000	756,660
	Western Maryland Health System,
	Series 2006 A,
	Insured: MBIA:
	5.000% 07/01/13	1,320,000	1,334,296
	5.000% 01/01/20	1,500,000	1,352,445
Hospitals Total			12,603,281
HEALTH CARE TOTAL			17,399,517
HOUSING — 8.9%
Multi-Family — 5.1%
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A:
	5.600% 06/01/10	270,000	266,274
	6.000% 06/01/19	815,000	666,458
	6.000% 06/01/30	1,850,000	1,240,610
	Senior Towson University Project,
	Series 2007 A,
	5.250% 07/01/24	1,185,000	789,980
	Series 1999 A,
	5.700% 06/01/12	1,000,000	951,040
	Series 2006:
	Insured: CIFG:
	5.000% 06/01/17	1,000,000	838,780
	5.000% 06/01/19	1,000,000	786,370
	Insured: SYNC
	5.000% 07/01/20	600,000	460,008

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Multi-Family — (continued)
MD Montgomery County Housing Opportunities Commission Housing Revenue
	Series 2000 A,
	6.100% 07/01/30	1,500,000	1,494,660
Multi-Family Total			7,494,180
Single-Family — 3.8%
MD Community Development Administration Department of Housing & Community Development Revenue
	Series 1998 B, AMT,
	Insured: FHA
	4.950% 09/01/11	500,000	503,195
	Series 1998-3, AMT,
	4.700% 04/01/10	1,685,000	1,702,591
	Series 1999 D, AMT,
	5.375% 09/01/24	2,410,000	2,139,044
	Series 2003,
	Insured: FSA
	4.400% 07/01/21	1,500,000	1,331,055
MD Prince Georges County Housing Authority Mortgage Revenue
	Series 2000 A, AMT,
	Guarantor: GNMA
	6.150% 08/01/19	5,000	4,902
Single-Family Total			5,680,787
HOUSING TOTAL			13,174,967
OTHER — 11.6%
Other — 2.4%
MD Transportation Authority
	Series 2002 A,
	Insured: AMBAC
	4.500% 03/01/15	3,000,000	3,102,330
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	520,000	469,690
Other Total			3,572,020
Refunded/Escrowed(a) — 9.2%
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A,
	Pre-refunded 06/01/09,
	5.600% 06/01/11	575,000	598,167
MD Health & Higher Educational Facilities Authority Revenue
	Johns Hopkins University,
	Series 1999,
	Pre-refunded 07/01/09,
	6.000% 07/01/39	2,000,000	2,069,960
MD Prince Georges County
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: FSA
	5.125% 10/01/16	3,300,000	3,443,121

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(a) — (continued)
MD Queen Anne’s County
	Series 2000,
	Pre-refunded 01/15/10,
	Insured: FGIC
	5.250% 01/15/14	1,200,000	1,265,172
MD Transportation Authority
	Series 1978,
	Escrowed to Maturity,
	6.800% 07/01/16	540,000	628,749
MD Washington Suburban Sanitation District
	Series 2000,
	Pre-refunded 06/01/10,
	5.250% 06/01/22	1,000,000	1,056,860
MO St. Louis County
	Series 1989 A, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.950% 08/01/09	45,000	45,988
MS Hospital Facilities & Equipment Authority
	Forrest County General Hospital,
	Series 2000,
	Pre-refunded 01/01/11,
	Insured: FSA:
	5.500% 01/01/24	3,100,000	3,359,377
	5.625% 01/01/20	1,000,000	1,086,110
Refunded/Escrowed Total			13,553,504
OTHER TOTAL			17,125,524
OTHER REVENUE — 2.8%
Hotels — 2.8%
MD Baltimore
	Baltimore Hotel Corp.,
	Series 2006 A,
	Insured: SYNC:
	5.000% 09/01/32	1,000,000	613,510
	5.250% 09/01/17	1,835,000	1,535,124
	5.250% 09/01/20	1,615,000	1,225,462
	5.250% 09/01/21	1,095,000	808,472
Hotels Total			4,182,568
OTHER REVENUE TOTAL			4,182,568

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — 1.7%
Resource Recovery — 1.7%
MD Northeast Waste Disposal Authority
	Series 2003, AMT,
	Insured: AMBAC
	5.500% 04/01/10	2,500,000	2,509,675
Resource Recovery Total			2,509,675
RESOURCE RECOVERY TOTAL			2,509,675
TAX-BACKED — 42.7%
Local General Obligations — 25.0%
MD Anne Arundel County
	Series 1995,
	5.300% 04/01/10	500,000	501,580
	Series 2006:
	5.000% 03/01/15	2,000,000	2,257,680
	5.000% 03/01/18	3,300,000	3,638,910
MD Baltimore County
	Series 2006,
	5.000% 09/01/15	1,120,000	1,271,480
	Series 2008,
	5.000% 02/01/18	1,000,000	1,130,110
MD Baltimore
	Series 2008 A,
	Insured: FSA
	5.000% 10/15/22	2,000,000	2,080,760
MD Frederick County
	Series 2005,
	5.000% 08/01/14	3,000,000	3,372,870
	Series 2006:
	5.250% 11/01/18	2,005,000	2,284,838
	5.250% 11/01/21	2,500,000	2,735,575
MD Howard County
	Series 2002 A,
	5.250% 08/15/15	795,000	848,718
MD Laurel
	Series 1996 A,
	Insured: FGIC
	5.000% 10/01/11	1,530,000	1,533,488
MD Montgomery County
	Series 2001,
	5.250% 10/01/14	1,000,000	1,073,220
	Series 2005 A,
	5.000% 07/01/16	1,500,000	1,704,465
MD Prince Georges County
	Series 1999,
	Insured: FSA
	5.000% 10/01/12	65,000	67,148
	Series 2000,
	5.125% 10/01/10	1,000,000	1,058,780
	Series 2001,
	Insured: FGIC:
	5.250% 12/01/11	4,825,000	5,266,632
	5.250% 12/01/12	2,000,000	2,159,520

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
MD Wicomico County
	Series 1997,
	Insured: MBIA:
	4.800% 12/01/10	1,290,000	1,299,133
	4.900% 12/01/11	1,355,000	1,364,756
	5.000% 12/01/12	1,425,000	1,435,460
Local General Obligations Total			37,085,123
Special Non-Property Tax — 8.2%
MD Baltimore
	Series 1996 A,
	Insured: FGIC
	5.900% 07/01/10	1,725,000	1,805,230
MD Department of Transportation
	Series 2002:
	5.500% 02/01/11	1,265,000	1,357,914
	5.500% 02/01/14	5,000,000	5,700,500
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/22	4,000,000	3,331,080
Special Non-Property Tax Total			12,194,724
State Appropriated — 0.7%
MD Stadium Authority Lease Revenue
	Series 1995,
	5.375% 12/15/13	500,000	501,370
NY Transportation Trust Fund Authority
	Series 2006 A,
	5.250% 12/15/19	500,000	528,950
State Appropriated Total			1,030,320
State General Obligations — 8.8%
MD State
	Series 2002 A,
	5.500% 03/01/13	2,245,000	2,528,229
	Series 2003,
	5.250% 03/01/17	4,000,000	4,615,800
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2003 H,
	Insured: AMBAC
	5.500% 07/01/18	3,000,000	2,676,210
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	2,520,000	2,276,392

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — (continued)
	Series 2006 A,
	5.250% 07/01/22	1,150,000	933,524
State General Obligations Total			13,030,155
TAX-BACKED TOTAL			63,340,322
TRANSPORTATION — 1.6%
Air Transportation — 1.3%
TN Memphis Shelby County Airport Authority
	FedEx Corp.,
	Series 2001,
	5.000% 09/01/09	2,000,000	1,985,040
Air Transportation Total			1,985,040
Transportation — 0.3%
DC Washington Metropolitan Area Transit Authority
	Series 1993,
	Insured: FGIC
	6.000% 07/01/10	350,000	366,198
Transportation Total			366,198
TRANSPORTATION TOTAL			2,351,238
UTILITIES — 7.3%
Investor Owned — 1.0%
MD Prince Georges County
	Potomac Electric Power Co.,
	Series 1995,
	5.750% 03/15/10	1,500,000	1,535,295
Investor Owned Total			1,535,295
Joint Power Authority — 1.2%
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	2,000,000	1,834,600
Joint Power Authority Total			1,834,600
Water & Sewer — 5.1%
MD Baltimore
	Series 2006,
	Insured: AMBAC
	5.000% 07/01/18	1,125,000	1,185,716
	Series 2007 DC,
	Insured: AMBAC
	5.000% 07/01/19	1,250,000	1,305,050
	Series 2008 A,
	5.000% 07/01/21	1,250,000	1,317,650
MD Water Quality Financing Administration Revolving Loan Fund
	Series 2008 A,
	5.000% 03/01/23	1,000,000	1,045,180

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — (continued)
	Series 2008,
	5.000% 03/01/21	2,500,000	2,612,375
Water & Sewer Total			7,465,971
UTILITIES TOTAL			10,835,866

	Total Municipal Bonds (cost of $151,211,212)		142,755,348

		Shares
Investment Company — 2.5%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 1.355%) (b)(c)	3,681,513	3,681,513

	Total Investment Company (cost of $3,681,513)		3,681,513

	Total Investments — 98.8% (cost of $154,892,725) (d)(e)		146,436,861

	Other Assets & Liabilities, Net — 1.2%		1,729,443

	Net Assets — 100.0%		148,166,304

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

8

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$3,681,513	$—
Level 2 – Other Significant Observable Inputs	142,755,348	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$146,436,861	$—

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c)	Investments in affiliates during the nine month period ended December 31, 2008:

Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 1.355%)

Shares as of 03/31/08:	9,345,660
Shares purchased:	31,392,497
Shares sold:	(37,056,644)
Shares as of 12/31/08:	3,681,513
Net realized gain/loss:	$—
Dividend income earned:	$109,728
Value at end of period:	$3,681,513

(d)	Cost for federal income tax purposes is $154,892,725.

(e)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$4,059,055	$(12,514,919)	$(8,455,864)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
GNMA	Government National Mortgage Association
MBIA	MBIA Insurance Corp.
SYNC	Syncora Guarantee, Inc.

9

INVESTMENT PROTFOLIO
December 31, 2008 (Unaudited)	Columbia Masters Global Equity Portfolio

		Shares	Value ($)*
Investment Companies(a) — 100.4%
	Columbia Acorn International, Class Z	92,866	2,147,989
	Columbia Marsico 21st Century Fund, Class Z	576,330	5,342,581
	Columbia Multi-Advisor International Equity Fund, Class Z	956,665	8,648,251
	Columbia Strategic Investor Fund, Class Z	449,455	5,388,961

	Total Investment Companies (cost of $36,220,121)		21,527,782

	Total Investments — 100.4% (cost of $36,220,121)(b)(c)		21,527,782

	Other Assets & Liabilities, Net — (0.4)%		(77,391)

	Net Assets — 100.0%		21,450,391

Notes to Investment Portfolio:
*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

On April 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of  December 31, 2008, in valuing the Portfolio’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$21,527,782	$—
Level 2 – Other Significant
Observable Inputs	—	—
Level 3 – Significant
Unobservable Inputs	—	—
Total	$21,527,782	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $36,220,121.

1

(c)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$22,996	$(14,715,335)	$(14,692,339)

2

INVESTMENT PROTFOLIO
December 31, 2008 (Unaudited)	Columbia Masters Heritage Portfolio

	Shares	Value ($)*
Investment Companies(a) — 100.2%
Columbia Marsico 21st Century Fund, Class Z	2,686,080	24,899,959
Columbia Strategic Income Fund, Class Z	4,974,085	25,517,054
Columbia Strategic Investor Fund, Class Z	2,098,383	25,159,613

Total Investment Company (cost of $107,640,158)		75,576,626

Total Investments — 100.2% (cost of $107,640,158)(b)(c)		75,576,626

Other Assets & Liabilities, Net — (0.2)%		(144,567)

Net Assets — 100.0%		75,432,059

Notes to Investment Portfolio:
*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

On April 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Portfolio’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$75,576,626	$—
Level 2 – Other Significant
Observable Inputs	—	—
Level 3 – Significant
Unobservable Inputs	—	—
Total	$75,576,626	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $107,640,158.

1

(c)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$72,133	$(32,135,665)	$(32,063,532)

2

INVESTMENT PROTFOLIO
December 31, 2008 (Unaudited)	Columbia Masters International Equity Portfolio

	Shares	Value ($)*
Investment Companies(a) — 100.2%
Columbia Acorn International, Class Z	1,211,095	28,012,629
Columbia Multi-Advisor International Equity Fund, Class Z	12,247,089	110,713,686

Total Investment Company (cost of $248,086,106)		138,726,315

Total Investments — 100.2% (cost of $248,086,106)(b)(c)		138,726,315

Other Assets & Liabilities, Net — (0.2)%		(328,155)

Net Assets — 100.0%		138,398,160

Notes to Investment Portfolio:
*

Security Valuation:

Investments in the Underlying Funds are valued at the net asset value of the Class Z Shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

On April 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Portfolio’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$138,726,315	$—
Level 2 – Other Significant	—	—
Observable Inputs
Level 3 – Significant	—	—
Unobservable Inputs
Total	$138,726,315	$—

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC or its affiliates.
(b)	Cost for federal income tax purposes is $248,086,106.
(c)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$230,180	$(109,589,971)	$(109,359,791)

1

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Mortgage- and Asset- Backed Portfolio

		Par ($)	Value ($)*
Mortgage-Backed Securities — 61.6%
Federal Home Loan Mortgage Corp.
	5.000% 05/01/37	2,404,811	2,460,390
	5.000% 06/01/37	2,236,631	2,288,322
	5.500% 05/01/37	2,859,422	2,929,975
	5.926% 04/01/37(a)	256,468	262,621
	6.500% 11/01/32	10,284	10,731
Federal National Mortgage Association
	5.000% 02/01/36	2,282,525	2,333,622
	5.000% 04/01/38	2,370,567	2,423,131
	5.500% 02/01/37	100,143	102,776
	5.500% 04/01/37	2,334,311	2,395,565
	5.500% 05/01/37	1,894,670	1,944,379
	5.500% 06/01/38	2,137,968	2,193,847
	6.000% 08/01/37	991,300	1,021,645
	6.000% 05/01/38	771,842	795,393
	6.000% 06/01/38	736,433	758,903
	6.000% 09/01/38	1,482,522	1,527,756
	6.000% 11/01/38	1,498,534	1,544,256
	6.500% 11/01/37	974,320	1,013,086
	7.000% 02/01/32	16,231	17,190
	TBA,
	4.500% 01/01/39(b)	4,075,000	4,129,760
Government National Mortgage Association
	7.000% 03/15/31	1,987	2,101

	Total Mortgage-Backed Securities (cost of $29,016,599)		30,155,449
Government & Agency Obligations — 19.7%
U.S. GOVERNMENT OBLIGATIONS — 19.7%
U.S. Treasury Notes
	0.875% 12/31/10	2,500,000	2,505,470
	1.250% 11/30/10	5,795,000	5,857,238
	1.500% 12/31/13	370,000	369,162
	2.000% 11/30/13	875,000	897,696
TOTAL U.S. GOVERNMENT OBLIGATIONS			9,629,566

	Total Government & Agency Obligations (cost of $9,616,813)		9,629,566

1

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — 14.4%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	95,848	85,245
	4.750% 02/13/46(a)	373,012	306,303
	4.830% 08/15/38	123,627	114,740
	4.933% 02/13/42(a)	140,679	120,849
	5.201% 12/11/38	564,847	460,792
Credit Suisse Mortgage Capital Certificates
	4.991% 06/15/38	881,324	839,305
GE Capital Commercial Mortgage Corp.
	4.170% 07/10/37	138,148	132,926
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.170% 05/15/47	436,174	411,591
	5.255% 07/12/37(a)	30,000	27,193
	5.804% 06/15/49(a)	426,300	325,874
	5.814% 06/12/43(a)	426,300	327,988
LB-UBS Commercial Mortgage Trust
	4.810% 01/15/36(a)	554,190	347,966
	4.853% 09/15/31	392,196	353,056
	5.611% 04/15/41	120,928	112,247
	6.462% 03/15/31	483,850	468,018
Merrill Lynch Mortgage Trust
	5.829% 06/12/50(a)	445,483	318,581
Morgan Stanley Capital I
	4.989% 08/13/42	135,000	110,292
	5.208% 11/14/42(a)	134,284	108,985
	5.332% 12/15/43	349,566	262,979
	5.447% 02/12/44(a)	130,021	96,437
	5.811% 08/12/41(a)	404,985	329,951
Morgan Stanley Dean Witter Capital I
	4.920% 03/12/35	400,722	356,481
	5.168% 01/14/42	579,327	486,554
Wachovia Bank Commercial Mortgage Trust
	5.209% 10/15/44(a)	400,000	326,612
	5.726% 06/15/45	218,272	210,969

	Total Commercial Mortgage- Backed Securities (cost of $8,103,054)		7,041,934
Asset-Backed Securities — 9.7%
Capital One Multi-Asset Execution Trust
	4.850% 11/15/13	290,000	273,347
	5.300% 02/18/14	578,000	541,681

2

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Chase Issuance Trust
	4.260% 05/15/13	704,000	658,362
	4.960% 09/17/12	334,000	321,769
	5.400% 07/15/15	150,000	136,063
Ford Credit Auto Owner Trust
	5.160% 04/15/13	389,000	344,981
	5.260% 10/15/10	328,634	325,850
Franklin Auto Trust
	5.360% 05/20/16	100,000	90,818
Master Asset Backed Securities Trust
	0.611% 02/25/36(a)	23,734	23,289
Morgan Stanley Mortgage Loan Trust
	0.591% 10/25/36(a)	151,834	129,946
Residential Funding Mortgage Securities II, Inc.
	0.571% 02/25/36(a)	128,598	123,623
SACO I, Inc.
	0.671% 04/25/35(a)(c)	13,515	5,246
SLM Student Loan Trust
	2.056% 03/15/17(a)	258,170	221,781
	2.076% 12/15/20(a)	649,000	510,810
Terwin Mortgage Trust
	1.371% 07/25/34(a)	53,294	43,829
USAA Auto Owner Trust
	4.280% 10/15/12	441,000	413,988
	5.070% 06/15/13	639,000	603,349

	Total Asset-Backed Securities (cost of $5,204,118)		4,768,732
Collateralized Mortgage Obligations — 0.7%
NON - AGENCY — 0.7%
Bear Stearns Alt-A Trust
	0.751% 01/25/35(a)	83,246	32,086
Countrywide Alternative Loan Trust
	0.561% 03/25/36(a)	39,691	38,983
Morgan Stanley Mortgage Loan Trust
	0.691% 02/25/47(a)	636,597	289,160
NON-AGENCY TOTAL			360,229

	Total Collateralized Mortgage Obligations (cost of $759,533)		360,229

3

		Par ($)	Value ($)
Short-Term Obligation — 1.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due 01/02/09 at 0.010%, collateralized by a U.S. Government Agency Obligation maturing 04/15/15, market value $708,350 (repurchase proceeds $693,000)	693,000	693,000

	Total Short-Term Obligation (cost of $693,000)		693,000

	Total Investments — 107.5% (cost of $53,393,117)(d)(e)		52,648,910

	Other Assets & Liabilities, Net — (7.5)%		(3,687,803)

	Net Assets — 100.0%		48,961,107

4

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Portfolio’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Portfolio’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$13,759,325	$—
Level 2 – Other Significant
Observable Inputs	38,889,585	—
Level 3 – Significant
Unobservable Inputs	—	—
Total	$52,648,910	$—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2008.
(b)	Security purchased on a delayed delivery basis.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the value of this security, which is not illiquid, represents less than 0.1% of net assets.

(d)	Cost for federal income tax purposes is $53,393,117.
(e)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

5

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,164,450	$(1,908,657)	$(744,207)

Acronym	Name

TBA	To Be Announced

6

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia North Carolina Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 94.1%
EDUCATION — 5.3%
Education — 5.3%
NC Appalachian State University
	Series 1998,
	Insured: MBIA
	5.000% 05/15/12	1,000,000	1,069,430
	Series 2005,
	Insured: MBIA
	5.000% 07/15/21	1,485,000	1,494,920
NC Capital Facilities Finance Agency
	Brevard College Corp.,
	Series 2007,
	5.000% 10/01/26	1,000,000	648,570
	Johnson & Wales University,
	Series 2003 A,
	Insured: SYNC
	5.250% 04/01/21	1,000,000	996,340
	Meredith College,
	Series 2008,
	6.000% 06/01/31	2,000,000	1,451,220
NC University of North Carolina
	Series 2008 A,
	Insured: AGO
	5.000% 10/01/22	2,000,000	2,041,180
PR University of Puerto Rico
	Series 2006,
	5.000% 06/01/15	2,000,000	1,821,100
Education Total			9,522,760
EDUCATION TOTAL			9,522,760
HEALTH CARE — 9.1%
Continuing Care Retirement — 0.5%
NC Medical Care Commission
	Givens Estate, Inc.,
	Series 2007,
	5.000% 07/01/16	1,000,000	845,780
Continuing Care Retirement Total			845,780
Hospitals — 8.6%
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/13	1,000,000	978,870
NC Albemarle Hospital Authority
	Series 2007:
	5.250% 10/01/21	2,000,000	1,468,500
	5.250% 10/01/27	1,000,000	667,950
NC Charlotte Mecklenburg Hospital Authority
	Carolinas Healthcare
	Series 2008,
	5.250% 01/15/24	2,000,000	1,896,320

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
NC Medical Care Commission
	Novant Health,
	Series 2003 A:
	5.000% 11/01/13	3,000,000	3,086,250
	5.000% 11/01/17	2,000,000	2,005,660
	Wilson Medical Center,
	Series 2007,
	5.000% 11/01/19	3,385,000	2,881,109
NC Northern Hospital District of Surry County
	5.750% 10/01/24	1,000,000	783,860
NC University of North Carolina Hospitals at Chapel Hill
	Series 1999,
	Insured: AMBAC
	5.250% 02/15/12	1,690,000	1,711,886
Hospitals Total			15,480,405
HEALTH CARE TOTAL			16,326,185
HOUSING — 4.1%
Multi-Family — 1.5%
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	4,000,000	2,678,280
Multi-Family Total			2,678,280
Single-Family — 2.6%
NC Housing Finance Agency
	Series 1996 A-5, AMT,
	5.550% 01/01/19	1,490,000	1,468,261
	Series 1998 A-2, AMT,
	5.200% 01/01/20	640,000	588,550
	Series 1999 A-3, AMT,
	5.150% 01/01/19	895,000	840,333
	Series 1999 A-6, AMT,
	6.000% 01/01/16	405,000	406,106
	Series 2000 A-8, AMT:
	5.950% 07/01/10	280,000	283,998
	6.050% 07/01/12	210,000	211,880
	Series 2007 A-30, AMT,
	5.000% 07/01/23	1,000,000	857,140
Single-Family Total			4,656,268
HOUSING TOTAL			7,334,548

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — 3.3%
Forest Products & Paper — 3.1%
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
	International Paper Co.:
	Series 1999, AMT,
	6.400% 11/01/24	4,000,000	2,644,040
	Series 2007 A,
	4.150% 03/01/14	3,600,000	2,886,804
Forest Products & Paper Total			5,530,844
Other Industrial Development Bonds — 0.2%
NC Mecklenberg County Industrial Facilities & Pollution Control Financing Authority
	Fluor Corp.,
	Series 1993,
	5.250% 12/01/09	340,000	340,911
Other Industrial Development Bonds Total			340,911
INDUSTRIALS TOTAL			5,871,755
OTHER — 19.3%
Other — 1.2%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B:
	5.000% 12/01/12	2,000,000	1,915,560
	5.000% 12/01/15	260,000	234,845
Other Total			2,150,405
Refunded/Escrowed(a) — 17.1%
NC Brunswick County
	Series 2000,
	Insured: FSA,
	Pre-refunded 06/01/10,
	5.500% 06/01/20	1,000,000	1,070,040
NC Charlotte
	Series 2000,
	Pre-refunded 06/01/10,
	5.500% 06/01/12	1,000,000	1,070,040
	Water & Sewer System,
	Series 1999,
	Pre-refunded 06/01/09,
	5.375% 06/01/19	2,545,000	2,620,637
NC Durham Water & Sewer Utility System
	Series 2001,
	Pre-refunded 06/01/11,
	5.250% 06/01/16	1,000,000	1,095,870
NC Eastern Municipal Power Agency
	Series 1986 A,
	Escrowed to Maturity,
	5.000% 01/01/17	2,165,000	2,413,672
	Series 1988 A,
	Pre-refunded 01/01/22,
	6.000% 01/01/26	1,000,000	1,188,880

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(a) — (continued)
NC Greenville Utilities Commission
	Series 2000 A,
	Insured: MBIA,
	Pre-refunded 03/01/09,
	5.500% 09/01/19	1,000,000	1,017,970
NC Iredell County Public Facilities Corp.
	Series 2000,
	Insured: AMBAC,
	Pre-refunded 06/01/10,
	5.125% 06/01/18	2,180,000	2,321,242
NC Johnson County
	Series 2000,
	Insured: FGIC,
	Pre-refunded 03/01/10:
	5.500% 03/01/15	1,925,000	2,061,271
	5.500% 03/01/16	2,700,000	2,891,133
NC Orange County
	Series 2000,
	Pre-refunded 04/01/10:
	5.300% 04/01/17	1,000,000	1,070,270
	5.300% 04/01/18	3,445,000	3,687,080
NC Pitt County
	Series 2000 B,
	Insured: FSA,
	Pre-refunded 04/01/10:
	5.500% 04/01/25	1,000,000	1,062,890
	5.750% 04/01/16	1,390,000	1,481,712
NC Randolph County
	Series 2000,
	Insured: FSA,
	Pre-refunded 06/01/09:
	5.500% 06/01/14	1,115,000	1,148,718
	5.500% 06/01/15	1,000,000	1,030,240
NC Wake County
	Series 1993,
	Insured: MBIA,
	Escrowed to Maturity,
	5.125% 10/01/26	3,065,000	3,273,880
Refunded/Escrowed Total			30,505,545
Tobacco — 1.0%
NJ Tobacco Settlement Financing Corp.
	Series 2007 1A,
	4.250% 06/01/12	2,000,000	1,859,600
Tobacco Total			1,859,600
OTHER TOTAL			34,515,550
TAX-BACKED — 34.6%
Local Appropriated — 13.7%
NC Burke County
	Series 2006 B,
	Insured: AMBAC
	5.000% 04/01/18	1,425,000	1,398,324

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local Appropriated — (continued)
NC Cabarrus County
	Series 2001,
	5.500% 04/01/13	2,000,000	2,148,720
	Series 2007,
	Insured: AMBAC
	5.000% 02/01/13	400,000	432,936
NC Chapel Hill
	Series 2005,
	5.250% 06/01/21	1,360,000	1,367,657
NC Chatham County
	Series 2006,
	Insured: AMBAC
	5.000% 06/01/20	1,065,000	1,059,377
NC Concord
	Series 2001 A,
	Insured: MBIA
	5.000% 06/01/17	1,490,000	1,561,937
NC Craven County
	Series 2007,
	Insured: MBIA:
	5.000% 06/01/18	2,825,000	2,940,825
	5.000% 06/01/19	1,825,000	1,872,961
NC Dare County
	Series 2005,
	Insured: FGIC
	5.000% 06/01/20	3,005,000	2,989,133
NC Gaston County
	Series 2005,
	Insured: MBIA
	5.000% 12/01/15	1,350,000	1,444,716
NC Greenville
	Series 2004,
	Insured: AMBAC
	5.250% 06/01/22	2,180,000	2,231,535
NC Henderson County
	Series 2006 A,
	Insured: AMBAC
	5.000% 06/01/16	1,060,000	1,101,266
NC Randolph County
	Series 2004,
	Insured: FSA
	5.000% 06/01/14	1,640,000	1,778,318
NC Sampson County
	Series 2006,
	Insured: FSA
	5.000% 06/01/16	1,000,000	1,084,970

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local Appropriated — (continued)
NC Wilmington
	Series 2006 A,
	5.000% 06/01/17	1,005,000	1,098,505
Local Appropriated Total			24,511,180
Local General Obligations — 10.2%
NC Cabarrus County
	Series 2006:
	5.000% 03/01/15	1,000,000	1,127,030
	5.000% 03/01/16	1,000,000	1,132,690
NC Charlotte
	Series 2002 C:
	5.000% 07/01/20	1,570,000	1,625,986
	5.000% 07/01/22	1,265,000	1,294,108
NC Craven County
	Series 2002,
	Insured: AMBAC
	5.000% 05/01/19	1,000,000	1,023,770
NC Cumberland County
	Series 1998,
	Insured: FGIC
	5.000% 03/01/17	1,000,000	1,022,420
NC Gaston County
	Series 2002,
	Insured: AMBAC
	5.250% 06/01/20	1,500,000	1,536,105
NC High Point
	Series 2002,
	Insured: MBIA
	4.500% 06/01/14	1,275,000	1,365,920
NC Iredell County
	Series 2006,
	5.000% 02/01/19	2,420,000	2,605,469
NC Mecklenburg County
	Series 1993,
	6.000% 04/01/11	1,000,000	1,089,390
NC New Hanover County
	Series 2001,
	4.600% 06/01/14	1,750,000	1,856,645
NC Orange County
	Series 2005 A,
	5.000% 04/01/22	2,000,000	2,061,500
NC Wilmington
	Series 1997 A,
	Insured: FGIC
	5.000% 04/01/11	460,000	467,935
Local General Obligations Total			18,208,968

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — 4.8%
NC Charlotte
	Storm Water Fee,
	Series 2006,
	5.000% 06/01/17	1,120,000	1,247,915
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: MBIA
	5.500% 07/01/18	3,500,000	3,122,245
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC:
	5.500% 07/01/20	1,200,000	1,031,328
	5.500% 07/01/21	1,785,000	1,501,185
	5.500% 07/01/22	2,000,000	1,665,540
Special Non-Property Tax Total			8,568,213
State Appropriated — 1.5%
NC Infrastructure Finance Corp.
	Capital Improvement
	Series A
	Insured: FSA
	5.000% 05/01/24	2,570,000	2,587,759
State Appropriated Total			2,587,759
State General Obligations — 4.4%
NC State
	Series 2001 A,
	4.750% 03/01/14	5,000,000	5,305,000
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/22	1,000,000	918,430
PR Commonwealth of Puerto Rico
	Series 2001 A,
	Insured: MBIA
	5.500% 07/01/14	1,725,000	1,641,700
State General Obligations Total			7,865,130
TAX-BACKED TOTAL			61,741,250

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — 0.5%
Airports — 0.5%
NC Charlotte
	Charlotte/Douglas International Airport,
	Series 1999 B, AMT,
	Insured: MBIA
	6.000% 07/01/24	1,000,000	916,030
Airports Total			916,030
TRANSPORTATION TOTAL			916,030
UTILITIES — 17.9%
Joint Power Authority — 5.9%
NC Eastern Municipal Power Agency
	Series 1993 B,
	Insured: FGIC
	6.000% 01/01/22	3,000,000	2,799,930
	Series 1993,
	Insured: AGO
	6.000% 01/01/22	1,000,000	999,110
	Series 2005,
	Insured: AMBAC
	5.250% 01/01/20	2,000,000	1,805,680
	Series 2008 A,
	Insured: AGO
	5.250% 01/01/19	1,500,000	1,590,480
NC Municipal Power Agency No. 1
	Series 2008 A:
	5.250% 01/01/17	1,185,000	1,261,350
	5.250% 01/01/20	2,000,000	2,037,340
Joint Power Authority Total			10,493,890
Municipal Electric — 1.9%
NC Greenville Utilities Commission
	Series 2008 A,
	Insured: FSA
	5.000% 11/01/18	1,040,000	1,144,686
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 TT,
	5.000% 07/01/22	1,000,000	826,000
	Series 2007 V V,
	Insured: MBIA
	5.250% 07/01/25	1,690,000	1,371,959
Municipal Electric Total			3,342,645
Water & Sewer — 10.1%
NC Brunswick County
	Enterprise Systems,
	Series 2008 A,
	Insured: FSA:
	5.000% 04/01/20	1,915,000	1,968,409
	5.000% 04/01/22	1,390,000	1,387,623
NC Cape Fear Public Utility Authority,
	Series 2008,
	5.000% 08/01/20	1,000,000	1,049,260

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — (continued)
NC Charlotte
	Water and Sewer Systems,
	Series 2008,
	5.000% 07/01/23	3,000,000	3,118,440
NC Greensboro City
	Enterprise Systems,
	Series 2006:
	5.250% 06/01/17	2,000,000	2,291,800
	5.250% 06/01/22	1,200,000	1,291,248
NC High Point
	Combined Enterprise,
	Series 2008,
	Insured: FSA:
	5.000% 11/01/24	1,000,000	1,026,750
	5.000% 11/01/25	1,000,000	1,020,340
NC Raleigh
	Combined Enterprise System,
	Series 2006 A,
	5.000% 03/01/16	1,500,000	1,678,455
NC Winston Salem
	Water and Sewer System,
	Series 2007 A,
	5.000% 06/01/19	3,000,000	3,265,500
Water & Sewer Total			18,097,825
UTILITIES TOTAL			31,934,360

	Total Municipal Bonds (cost of $177,064,980)		168,162,438

		Shares
Investment Company — 5.5%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 1.355%) (b)(c)	9,868,134	9,868,134

	Total Investment Company (cost of $9,868,134)		9,868,134

9

Value ($)

Total Investments — 99.6% (cost of $186,933,114)(d)(e)	178,030,572

Other Assets & Liabilities, Net — 0.4%	692,008

Net Assets — 100.0%	178,722,580

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$9,868,134	$—
Level 2 – Other Significant Observable Inputs	168,162,438	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$178,030,572	$—

10

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Investments in affiliates during the nine month period ended December 31, 2008:

Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 1.355%)

Shares as of 03/31/08:	9,890,000
Shares purchased:	52,839,610
Shares sold:	(52,861,476)
Shares as of 12/31/08:	9,868,134
Net realized gain/loss:	$—
Dividend income earned:	$119,490
Value at end of period:	$9,868,134

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(d)	Cost for federal income tax purposes is $186,933,114.

(e)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$4,027,448	$(12,929,990)	$(8,902,542)

Acronym	Name

AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
SYNC	Syncora Guarantee, Inc.

11

INVESTMENT PORTFOLIO
December 31, 2008 (Unaudited)	Columbia Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 27.9%
BASIC MATERIALS — 0.8%
Chemicals — 0.4%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	4,910,000	4,939,544
Chemicals Total			4,939,544
Iron/Steel — 0.4%
Nucor Corp.
	5.000% 06/01/13	4,304,000	4,261,971
Iron/Steel Total			4,261,971
BASIC MATERIALS TOTAL			9,201,515
COMMUNICATIONS — 3.4%
Media — 0.8%
Comcast Corp.
	5.500% 03/15/11	2,885,000	2,823,948
	5.850% 01/15/10	2,500,000	2,493,485
Time Warner Cable, Inc.
	6.200% 07/01/13	4,700,000	4,445,706
Media Total			9,763,139
Telecommunication Services — 2.6%
AT&T, Inc.
	6.250% 03/15/11	7,750,000	7,924,321
British Telecommunications PLC
	5.150% 01/15/13	3,605,000	3,434,119
Deutsche Telekom International Finance BV
	8.500% 06/15/10	5,000,000	5,150,370
Telefonica Emisiones SAU
	5.984% 06/20/11	4,000,000	3,945,084
Verizon Global Funding Corp.
	7.250% 12/01/10	5,000,000	5,241,805
Vodafone Group PLC
	7.750% 02/15/10	4,475,000	4,573,517
Telecommunication Services Total			30,269,216
COMMUNICATIONS TOTAL			40,032,355
CONSUMER CYCLICAL — 0.8%
Retail — 0.8%
CVS Caremark Corp.
	5.750% 08/15/11	3,500,000	3,512,103

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
Target Corp.
	6.350% 01/15/11	6,200,000	6,339,314
Retail Total			9,851,417
CONSUMER CYCLICAL TOTAL			9,851,417
CONSUMER NON-CYCLICAL — 3.2%
Beverages — 1.1%
Bottling Group LLC
	6.950% 03/15/14	6,125,000	6,650,556
Diageo Capital PLC
	4.375% 05/03/10	6,030,000	5,972,872
Beverages Total			12,623,428
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co.
	6.875% 09/15/09	200,000	207,963
Cosmetics/Personal Care Total			207,963
Food — 0.7%
ConAgra Foods, Inc.
	7.875% 09/15/10	3,796,000	3,927,900
Kraft Foods, Inc.
	5.625% 08/11/10	4,100,000	4,118,302
Food Total			8,046,202
Healthcare Services — 0.3%
UnitedHealth Group, Inc.
	4.125% 08/15/09	3,675,000	3,617,828
Healthcare Services Total			3,617,828
Pharmaceuticals — 1.1%
Abbott Laboratories
	5.600% 05/15/11	6,775,000	7,153,377
Wyeth
	6.950% 03/15/11	5,531,000	5,759,895
Pharmaceuticals Total			12,913,272
CONSUMER NON-CYCLICAL TOTAL			37,408,693
ENERGY — 1.7%
Oil & Gas — 1.2%
Canadian Natural Resources Ltd.
	5.450% 10/01/12	1,500,000	1,407,371
	6.700% 07/15/11	2,000,000	1,975,108

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Conoco Funding Co.
	6.350% 10/15/11	5,675,000	5,970,293
Occidental Petroleum Corp.
	6.750% 01/15/12	1,750,000	1,822,915
Valero Energy Corp.
	6.875% 04/15/12	3,415,000	3,434,226
Oil & Gas Total			14,609,913
Oil & Gas Services — 0.3%
Weatherford International Ltd.
	5.150% 03/15/13	3,585,000	3,156,847
Oil & Gas Services Total			3,156,847
Pipelines — 0.2%
TransCanada Pipelines Ltd.
	6.125% 02/19/10	2,500,000	2,538,960
Pipelines Total			2,538,960
ENERGY TOTAL			20,305,720
FINANCIALS — 12.1%
Banks — 8.5%
American Express Credit Corp.
	5.875% 05/02/13	9,000,000	8,639,766
Bank of New York Mellon Corp.
	4.950% 11/01/12	2,625,000	2,665,076
	5.125% 08/27/13	4,080,000	4,169,091
Barclays Bank PLC
	7.400% 12/15/09	3,165,000	3,180,758
Capital One Bank
	5.750% 09/15/10	5,650,000	5,483,715
Citigroup, Inc.
	4.250% 07/29/09	4,625,000	4,569,731
Countrywide Home Loans, Inc.
	4.125% 09/15/09(a)	4,625,000	4,570,800
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	6,800,000	6,798,586
Deutsche Bank AG
	4.875% 05/20/13	5,500,000	5,399,845
Fifth Third Bank
	4.200% 02/23/10	6,275,000	6,038,414
Goldman Sachs Group, Inc.
	4.500% 06/15/10	3,135,000	3,089,194
JPMorgan & Co.
	6.000% 01/15/09	8,250,000	8,252,978

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
JPMorgan Chase & Co.
	3.800% 10/02/09	2,500,000	2,488,697
Merrill Lynch & Co., Inc.
	4.125% 01/15/09(b)	4,500,000	4,500,156
	6.150% 04/25/13	2,000,000	1,981,778
Morgan Stanley
	3.875% 01/15/09(b)	1,240,000	1,239,905
	4.250% 05/15/10	2,000,000	1,960,766
PNC Funding Corp.
	4.500% 03/10/10	4,000,000	3,968,876
SunTrust Banks, Inc.
	4.250% 10/15/09	5,525,000	5,472,347
U.S. Bank National Association
	6.375% 08/01/11	8,850,000	9,206,505
Wells Fargo & Co.
	5.250% 10/23/12	5,890,000	5,999,171
Banks Total			99,676,155
Diversified Financial Services — 0.5%
General Electric Capital Corp.
	4.875% 10/21/10	5,490,000	5,561,019
Lehman Brothers Holdings, Inc.
	3.950% 11/10/09(b)(c)	5,365,000	509,675
Diversified Financial Services Total			6,070,694
Insurance — 2.0%
Allstate Corp.
	7.200% 12/01/09	7,000,000	7,076,433
American International Group, Inc.
	5.375% 10/18/11	6,000,000	4,935,564
Berkshire Hathaway Finance Corp.
	5.000% 08/15/13	3,000,000	3,051,723
Genworth Financial, Inc.
	4.750% 06/15/09	4,010,000	3,939,701
Principal Life Income Funding Trusts
	5.300% 04/24/13	4,000,000	3,746,912
Insurance Total			22,750,333
Real Estate Investment Trusts (REITs) — 0.3%
Simon Property Group LP
	4.875% 03/18/10	4,350,000	3,953,228
Real Estate Investment Trusts (REITs) Total			3,953,228

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Savings & Loans — 0.8%
Western Financial Bank
	9.625% 05/15/12	9,050,000	8,916,150
Savings & Loans Total			8,916,150
FINANCIALS TOTAL			141,366,560
INDUSTRIALS — 2.0%
Aerospace & Defense — 0.3%
United Technologies Corp.
	6.100% 05/15/12	1,719,000	1,828,537
	6.500% 06/01/09	1,750,000	1,774,176
Aerospace & Defense Total			3,602,713
Machinery — 0.9%
Caterpillar Financial Services Corp.
	4.300% 06/01/10	6,295,000	6,186,902
John Deere Capital Corp.
	4.500% 04/03/13	4,015,000	3,843,367
Machinery Total			10,030,269
Miscellaneous Manufacturing — 0.2%
3M Co.
	5.125% 11/06/09	1,850,000	1,914,694
Miscellaneous Manufacturing Total			1,914,694
Transportation — 0.6%
Burlington Northern Santa Fe Corp.
	6.750% 07/15/11	3,610,000	3,669,493
Union Pacific Corp.
	3.875% 02/15/09	3,825,000	3,832,049
Transportation Total			7,501,542
INDUSTRIALS TOTAL			23,049,218
TECHNOLOGY — 1.2%
Computers — 0.4%
International Business Machines Corp.
	4.950% 03/22/11	5,010,000	5,191,367
Computers Total			5,191,367
Networking & Telecom Equipment — 0.4%
Cisco Systems, Inc.
	5.250% 02/22/11	4,765,000	4,946,699
Networking & Telecom Equipment Total			4,946,699

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 0.4%
Oracle Corp.
	5.000% 01/15/11	4,000,000	4,107,908
Software Total			4,107,908
TECHNOLOGY TOTAL			14,245,974
UTILITIES — 2.7%
Electric — 2.4%
Consolidated Edison Co. of New York, Inc.
	4.875% 02/01/13	4,015,000	3,953,546
Exelon Generation Co. LLC
	6.950% 06/15/11	4,525,000	4,392,413
National Rural Utilities Cooperative Finance Corp.
	5.500% 07/01/13	1,550,000	1,502,348
	5.750% 08/28/09	3,975,000	4,000,631
Ohio Power Co.
	5.750% 09/01/13	4,970,000	4,812,819
Pacific Gas & Electric Co.
	4.200% 03/01/11	4,850,000	4,791,184
Virginia Electric Power
	5.100% 11/30/12	4,535,000	4,433,516
Electric Total			27,886,457
Gas — 0.3%
Sempra Energy
	4.750% 05/15/09	3,810,000	3,762,669
Gas Total			3,762,669
UTILITIES TOTAL			31,649,126

	Total Corporate Fixed-Income Bonds & Notes (cost of $338,061,797)		327,110,578
Asset-Backed Securities — 21.4%
ABFS Mortgage Loan Trust
	4.428% 12/15/33(d)	3,944	3,772
AmeriCredit Automobile Receivables Trust
	4.630% 06/06/12	8,590,789	7,966,012
	4.870% 12/06/10	1,403,799	1,373,976
	5.190% 11/06/11	12,919,748	12,643,880
	5.210% 10/06/11	1,314,147	1,278,572
	5.420% 08/08/11	11,159,959	10,325,780
	5.420% 05/07/12	23,525,000	22,013,116

6

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Amresco Residential Securities Mortgage Loan Trust
	0.951% 07/25/28(d)	14,774	11,234
Capital Auto Receivables Asset Trust
	3.920% 11/16/09	1,307,975	1,302,693
	5.000% 04/15/11	1,000,000	980,273
	5.010% 04/16/12	12,650,000	11,763,515
	5.020% 09/15/11	4,200,000	4,099,141
Capital One Auto Finance Trust
	5.030% 04/15/12	5,010,260	4,726,543
	5.070% 07/15/11	1,793,614	1,738,605
Capital One Prime Auto Receivables Trust
	5.010% 11/15/11	4,530,000	4,449,780
	5.470% 06/15/11	4,100,000	4,040,339
Carmax Auto Owner Trust
	5.190% 12/15/11	3,000,000	2,930,167
Cityscape Home Equity Loan Trust
	7.380% 07/25/28(d)	186,917	186,577
	7.410% 05/25/28	24,141	24,039
CNH Equipment Trust
	4.990% 10/15/10	13,287,172	13,242,067
Drivetime Auto Owner Trust
	5.227% 08/15/12(d)(e)	1,687,681	1,588,679
Fifth Third Auto Trust
	4.070% 01/17/12	7,400,000	7,044,588
First Alliance Mortgage Loan Trust
	6.680% 06/25/25	81,139	68,284
	8.225% 09/20/27	216,749	181,403
First Plus Home Loan Trust
	7.720% 05/10/24(d)	29,652	29,619
Ford Credit Auto Owner Trust
	5.160% 11/15/10	3,565,000	3,525,886
	5.160% 04/15/13	10,554,000	9,359,707
	5.240% 07/15/12	997,500	912,907
	5.250% 09/15/11	1,500,000	1,438,750
Franklin Auto Trust
	5.360% 05/20/16	2,498,000	2,268,627
GE Equipment Midticket LLC
	4.530% 06/14/11	3,000,000	2,956,928
GS Auto Loan Trust
	5.370% 12/15/10	873,835	866,669
	5.480% 12/15/14	9,140,000	8,478,885

7

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Harley-Davidson Motorcycle Trust
	5.100% 05/15/12	4,500,000	4,468,708
Household Automotive Trust
	4.350% 06/18/12	2,565,102	2,453,934
IMC Home Equity Loan Trust
	7.080% 08/20/28	24,234	23,273
	7.310% 11/20/28	162,235	161,910
	7.500% 04/25/26	144,978	144,516
	7.520% 08/20/28	501,392	421,948
Long Beach Auto Receivables Trust
	4.250% 04/15/12	3,025,827	2,844,548
	4.522% 06/15/12	3,317,440	3,144,502
	4.972% 10/15/11	4,527,124	4,409,376
Merrill Auto Trust Securitization
	4.270% 12/15/10	4,000,000	3,953,730
	5.500% 03/15/12	4,200,000	4,078,701
Nissan Auto Lease Trust
	5.140% 07/15/11	6,000,000	5,813,708
	5.200% 05/17/10	1,100,000	1,093,795
Nissan Auto Receivables Owner Trust
	5.030% 05/16/11	997,500	981,399
	5.160% 02/15/10	157,470	157,360
Novastar Home Equity Loan
	1.251% 05/25/33(d)	3,159,339	2,512,707
Residential Asset Mortgage Products, Inc.
	1.151% 03/25/33(d)	356,224	153,915
Residential Funding Mortgage Securities II, Inc.
	0.761% 08/25/33(d)	24,655	15,588
	4.760% 07/25/28(d)	2,180,000	2,142,254
SLM Student Loan Trust
	2.056% 03/15/17(d)	1,543,831	1,326,227
	2.076% 12/15/20(d)	9,415,000	7,410,294
Terwin Mortgage Trust
	1.371% 07/25/34(d)	964,392	793,114
Triad Auto Receivables Owner Trust
	4.880% 04/12/13	17,419,000	14,990,835
	5.260% 11/14/11	458,783	444,764
UPFC Auto Receivables Trust
	4.980% 08/15/11	976,949	908,573
	5.010% 08/15/12	6,876,594	6,280,743
	5.490% 05/15/12	499,450	464,344

8

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
	5.530% 07/15/13	5,000,000	4,148,726
USAA Auto Owner Trust
	4.170% 02/15/11	8,281,162	8,139,385
	4.280% 10/15/12	8,400,000	7,885,494
	4.900% 02/15/12	2,500,000	2,469,848
Volkswagen Auto Loan Enhanced Trust
	4.860% 04/20/12	3,860,698	3,842,833
Wachovia Auto Loan Owner Trust
	5.080% 04/20/12(e)	10,500,000	9,857,958

	Total Asset-Backed Securities (cost of $263,060,571)		251,760,023
Collateralized Mortgage Obligations — 16.8%
AGENCY — 5.3%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	1,816,866	1,828,395
	4.500% 03/15/17	1,388,665	1,407,049
	4.500% 08/15/28	2,167,391	2,207,280
	5.000% 10/15/27	1,734,142	1,748,452
	5.500% 08/15/13	696,421	710,852
	5.500% 11/15/21	7,526,606	7,689,851
	5.500% 04/15/26	1,800,934	1,841,735
	5.500% 12/15/26	6,888,276	7,011,364
	5.500% 10/15/27	3,255,808	3,339,323
	5.500% 01/15/29	6,079,000	6,246,244
	5.500% 10/15/29	2,473,354	2,543,271
	6.000% 03/15/19	2,735,000	2,773,571
	6.000% 06/15/25	3,221,835	3,273,908
	6.000% 06/15/31	212,235	214,143
	7.000% 06/15/22	94,488	94,372
	I.O.,
	5.500% 05/15/27	357,418	12,117
Federal National Mortgage Association
	(f) 05/25/23	1,077,220	997,752
	5.000% 04/25/16	1,252,254	1,265,365
	5.000% 04/25/31	2,211,590	2,230,631
	5.000% 09/25/33	3,885,817	3,982,203
Government National Mortgage Association
	4.500% 08/20/35	516,167	522,784
	5.000% 05/16/27	314,424	324,346

9

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
	5.000% 06/20/28	9,620,000	9,675,644
AGENCY TOTAL			61,940,652
NON - AGENCY — 11.5%
Bank of America Mortgage Securities
	4.087% 03/25/34(d)	3,613,240	2,710,846
	5.087% 11/25/35(d)	1,817,508	1,083,533
	5.250% 02/25/18	418,871	407,066
Bear Stearns Adjustable Rate Mortgage Trust
	6.339% 04/25/34(d)	641,632	338,845
Bear Stearns Alt-A Trust
	5.199% 09/25/34(d)	1,702,801	948,671
Chase Mortgage Finance Corp.
	5.999% 03/25/37(d)	755,878	567,242
Countrywide Alternative Loan Trust
	0.871% 03/25/34(d)	439,161	338,549
	5.250% 08/25/35	5,837,198	4,018,705
	5.500% 07/25/34	1,889,030	1,771,293
Countrywide Home Loan Mortgage Pass Through Trust
	0.971% 03/25/34(d)	2,740,793	2,177,071
	5.500% 09/25/35	20,716,943	19,471,950
Credit Suisse Mortgage Capital Certificates
	5.750% 02/25/36	4,564,005	4,477,854
GMAC Mortgage Corporation Loan Trust
	0.971% 05/25/18(d)	2,015,212	1,946,424
IMPAC CMB Trust
	0.851% 08/25/35(d)	1,159,347	336,069
JPMorgan Mortgage Trust
	5.688% 04/25/37(d)	9,798,264	7,331,040
	5.754% 04/25/36(d)	13,822,403	9,344,513
	6.041% 10/25/36(d)	13,471,493	9,395,441
MASTR Asset Securitization Trust
	5.750% 05/25/36	11,508,368	10,965,233
PNC Mortgage Securities Corp.
	(f) 04/28/27(b)	3,621	3,186
Residential Accredit Loans, Inc.
	1.071% 07/25/32(d)	29,698	26,232
SACO I, Inc.
	7.000% 08/25/36(b)(e)	125,714	114,400

10

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Structured Adjustable Rate Mortgage Loan Trust
	5.809% 07/25/36(d)	3,844,129	1,952,794
Structured Asset Securities Corp.
	5.500% 05/25/33	282,664	231,081
	5.500% 07/25/33	181,638	168,841
	5.750% 04/25/33	1,790,354	1,617,427
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	2,724,870	2,228,221
Washington Mutual Mortgage Pass-Through Certificates
	4.678% 05/25/35(d)	203,116	201,123
	5.542% 01/25/37(d)	18,247,599	14,297,561
	5.631% 11/25/36(d)	12,702,802	10,071,619
	5.859% 07/25/37(d)	10,370,096	5,430,570
	6.062% 10/25/36(d)	7,208,535	6,030,991
Wells Fargo Mortgage Backed Securities Trust
	4.000% 08/25/34(d)	2,435,000	2,326,210
	4.500% 08/25/18	1,485,326	1,376,665
	4.956% 09/25/35(d)	4,063,615	3,404,918
	4.992% 12/25/34(d)	2,272,070	1,782,630
	5.240% 04/25/36(d)	7,169,725	5,192,659
	5.250% 08/25/33	1,871,880	1,768,584
NON-AGENCY TOTAL			135,856,057

	Total Collateralized Mortgage Obligations (cost of $235,018,163)		197,796,709
Government & Agency Obligations — 12.3%
FOREIGN GOVERNMENT OBLIGATIONS — 1.8%
Morocco Government AID Bond
	1.775% 05/01/23(d)	942,500	916,864
Province of Ontario
	3.125% 09/08/10	6,000,000	6,061,500
Province of Quebec
	5.000% 07/17/09	8,655,000	8,667,498
Svensk Exportkredit AB
	5.000% 05/22/09	4,915,000	4,952,629
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			20,598,491

11

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — 6.0%
Federal Farm Credit Bank
	2.700% 09/23/09	6,275,000	6,372,595
Federal Home Loan Bank
	3.375% 02/27/13(g)	12,500,000	12,947,837
	5.250% 06/10/11	1,780,000	1,948,794
	5.330% 03/06/12	5,200,000	5,238,693
	5.375% 07/17/09(g)	9,500,000	9,752,805
Federal Home Loan Mortgage Corp.
	6.625% 09/15/09	15,950,000	16,610,314
Federal National Mortgage Association
	2.750% 04/11/11	14,000,000	14,365,526
	5.000% 04/20/09(d)	1,835,000	1,859,877
	5.375% 08/15/09(h)	1,000,000	1,030,002
U.S. GOVERNMENT AGENCIES TOTAL			70,126,443
U.S. GOVERNMENT OBLIGATIONS — 4.5%
Regions Bank
	3.250% 12/09/11	12,000,000	12,484,332
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11(g)	12,447,600	12,217,120
U.S. Treasury Notes
	4.625% 07/31/09(g)	5,750,000	5,893,078
	4.875% 06/30/09(g)	22,000,000	22,501,006
U.S. GOVERNMENT OBLIGATIONS TOTAL			53,095,536

	Total Government & Agency Obligations (cost of $140,292,214)		143,820,470
Mortgage-Backed Securities — 9.7%
Federal Home Loan Mortgage Corp.
	4.000% 05/01/11	3,332,183	3,314,469
	4.500% 11/01/20	2,665,844	2,732,848
	4.500% 03/01/21	5,568,209	5,702,351
	4.890% 04/01/35(d)	680,634	687,230
	5.381% 03/01/34(d)	1,382,414	1,380,401
	5.500% 05/01/17	120,886	125,116
	5.500% 09/01/17	416,690	431,271
	5.500% 12/01/17	2,113,033	2,186,970
	5.500% 01/01/19	11,873	12,266
	5.500% 07/01/19	432,552	446,876
	5.500% 12/01/20	6,104,386	6,300,817
	5.500% 01/01/21	11,628,060	12,002,234

12

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	5.500% 02/01/21	11,223,703	11,576,097
	5.604% 01/01/36(d)	2,349,907	2,390,921
	5.896% 07/01/36(d)	103,772	106,838
	6.000% 03/01/17	55,276	57,319
	6.000% 04/01/17	59,530	61,731
	6.000% 06/01/17	3,580	3,712
	6.000% 08/01/17	169,829	176,107
	6.000% 08/01/21	1,874,839	1,944,250
	6.000% 09/01/21	610,307	632,902
	6.000% 10/01/21	6,842,188	7,095,501
	7.000% 11/01/28	291,767	305,251
	7.500% 09/01/15	80,753	84,794
	8.500% 07/01/30	40,995	44,221
Federal National Mortgage Association
	3.216% 06/01/33(d)	2,531,853	2,473,904
	4.268% 04/01/34(d)	2,096,564	2,099,708
	4.427% 03/01/34(d)	1,979,928	1,973,983
	4.500% 11/01/14	2,022,997	2,074,240
	4.500% 06/01/34(d)	1,274,881	1,288,497
	4.619% 07/01/34(d)	3,799,145	3,838,459
	4.736% 07/01/34(d)	2,295,074	2,294,297
	4.802% 06/01/35(d)	3,007,849	3,018,362
	4.866% 01/01/35(d)	2,187,102	2,208,757
	5.000% 07/01/35(d)	2,903,169	2,913,050
	5.480% 10/01/35(d)	2,706,647	2,824,049
	5.500% 05/01/21	1,310,220	1,351,767
	5.500% 11/01/21	8,626,823	8,900,378
	5.624% 04/01/36(d)	5,119,513	5,192,075
	5.792% 07/01/36(d)	132,959	136,528
	6.000% 03/01/09	67,019	67,015
	6.000% 05/01/09	18,813	18,986
	6.000% 03/01/37	3,290,259	3,339,321
	6.115% 09/01/37(d)	1,788,930	1,834,277
	6.500% 03/01/12	17,480	18,165
	7.500% 08/01/15	46,242	48,325
	7.500% 10/01/28	1,522,833	1,616,168
	7.500% 01/01/29	559,561	593,857
	8.000% 05/01/15	79,676	84,159
	8.000% 01/01/16	158,512	167,390
	8.000% 08/01/30	20,900	22,199
	8.000% 05/01/31	53,670	57,005
	8.000% 07/01/31	26,606	28,265

13

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	9.000% 04/01/16	4,434	4,497
Government National Mortgage Association
	1.000% 03/20/30(d)	64,835	64,376
	4.625% 07/20/18(d)	293,554	295,147
	5.375% 04/20/22(d)	1,749,911	1,755,576
	5.375% 06/20/29(d)	318,867	318,048
	6.500% 09/15/13	34,471	36,337
	6.500% 03/15/32	2,848	2,993
	6.500% 11/15/33	275,140	287,132
	7.000% 11/15/13	45,476	47,933
	7.000% 04/15/29	60,172	63,677
	7.000% 08/15/29	2,994	3,169
	8.000% 10/15/17	322,524	344,425
	8.500% 09/15/09	93	94
	8.500% 04/15/10	4,086	4,111
	9.000% 12/15/09	7,187	7,232
Small Business Administration
	1.625% 06/25/22(d)	196,245	193,332

	Total Mortgage-Backed Securities (cost of $111,470,992)		113,713,758
Commercial Mortgage-Backed Securities — 7.7%
Bear Stearns Commercial Mortgage Securities, Inc.
	3.869% 02/11/41	5,141,123	5,124,252
	6.480% 02/15/35	765,000	746,824
	7.590% 10/15/32(d)	5,000,000	3,925,223
CS First Boston Mortgage Securities Corp.
	3.727% 03/15/35	609,045	556,880
	4.302% 07/15/36	2,538,942	2,494,937
	4.512% 07/15/37	1,000,000	920,043
First Union National Bank Commercial Mortgage
	7.390% 12/15/31	6,259,313	6,245,746
First Union National Bank Commercial Mortgage, Inc.
	6.141% 02/12/34	3,175,000	3,045,123
GE Capital Commercial Mortgage Corp.
	4.970% 08/11/36	2,801,823	2,684,243
GS Mortgage Securities Trust
	5.690% 08/10/45	7,496,811	6,717,393

14

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.334% 07/15/42	316,400	312,841
	4.914% 07/12/37	6,364,412	6,176,183
	5.538% 02/12/49	12,141,533	11,481,922
	5.651% 06/15/49	2,281,818	2,163,987
JPMorgan Commercial Mortgage Finance Corp.
	6.812% 01/15/30	8,428,000	8,316,086
LB Commercial Conduit Mortgage Trust
	7.020% 06/15/31	3,900,000	3,720,793
LB-UBS Commercial Mortgage Trust
	5.642% 12/15/25	2,534,634	2,470,253
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.533% 12/15/30(d)	5,243,355	65,099
Merrill Lynch Mortgage Trust
	4.446% 09/12/42	2,273,405	2,251,532
Morgan Stanley Capital I
	4.690% 06/13/41	1,410,000	1,348,844
	5.257% 12/15/43	4,049,698	3,818,421
	5.283% 11/12/41	1,372,000	1,158,087
Nomura Asset Securities Corp.
	6.590% 03/15/30	254,627	254,273
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	432,987	429,230
Prudential Securities Secured Financing Corp.
	7.620% 06/16/31(d)	11,446,000	11,425,122
	7.620% 06/16/31(d)	1,430,000	1,424,418
Salomon Brothers Mortgage Securities VII
	6.428% 12/18/35	1,116,931	1,092,401

	Total Commercial Mortgage-Backed Securities (cost of $95,233,553)		90,370,156

		Shares
Securities Lending Collateral — 4.6%
	State Street Navigator Securities Lending Prime Portfolio (7 day yield 2.204%) (i)	54,155,925	54,155,925

	Total Securities Lending Collateral (cost of $54,155,925)		54,155,925

15

		Par ($)	Value ($)
Short-Term Obligation — 3.7%
REPURCHASE AGREEMENT — 2.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due 01/02/09 at 0.010%, collateralized by a U.S. Treasury Obligation maturing 04/15/10, market value $25,890,000 (repurchase proceeds $24,328,014)	24,328,000	24,328,000
U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 1.7%
Federal Home Loan Mortgage Corp.
	2.900% 08/17/09(j)	20,000,000	19,632,666

	Total Short-Term Obligation (cost of $43,960,666)		43,960,666

	Total Investments — 104.1% (cost of $1,281,253,881)(k)(l)		1,222,688,285

	Obligation to Return Collateral for Securities Loaned — (4.6)%		(54,155,925)

	Other Assets & Liabilities, Net — 0.5%		5,529,976

	Net Assets — 100.0%		1,174,062,336

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

16

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) .  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 - significant unobservable inputs (including mangement’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
	Level 1 – Quoted Price	$94,767,128	$1,075,961
	Level 2 – Other Significant Observable Inputs	1,122,181,096	—
	Level 3 – Significant Unobservable Inputs	5,740,061	—
	Total	$1,222,688,285	$1,075,961

	*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

	The following table reconciles asset balances for the nine month period ending December 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in Securities	Other Financial Instruments
	Balance as of March 31, 2008	$10,584,107	$—
	Accretion of discount	4,277	—
	Realized loss	(30,103)	—
	Change in unrealized depreciation	(389,145)	—
	Net sales	(4,152,346)	—
	Transfers out of Level 3	(276,729)	—
	Balance as of December 31, 2008	$5,740,061	$—

(a)	Investments in affiliates during the nine months ended December 31, 2008: Security name: Countrywide Home Loans, Inc., 4.125% 09/15/09

	Par as of 03/31/08:	$4,625,000
	Purchases:	$—
	Sales:	$—
	Par as of 12/31/08:	$4,625,000
	Net realized gain (loss)	$—
	Interest income earned:	$143,086
	Value at end of period:	$4,570,800

17

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $6,367,322, which represents 0.5% of net assets.
(c)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2008, the value of these securities amounted to $509,675, which represents less than 0.1% of net assets.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2008.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities, which are not illiquid, amounted to $11,561,037, which represents 1.0% of net assets.

(f)	Zero coupon bond.
(g)	All or a portion of this security was on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 is $52,560,574.
(h)	The security or a portion of the security is pledged as collateral for open futures contracts. At December 31, 2008, the market value of this security pledged amounted to $1,030,002.
(i)	Investment made with cash collateral received from securities lending activity.
(j)	The rate shown represents the annualized yield at the date of purchase or the date of coupon reset.
(k)	Cost for federal income tax purposes is $1,281,253,881
(l)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$8,746,866	$(67,312,462)	$(58,565,596)

At December 31, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
5 Year U.S. Treasury Note	523	$62,265,601	$61,189,640	Mar-2009	$1,075,961

Acronym	Name

I.O.	Interest Only

18

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia Short-Term Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 89.0%
EDUCATION — 3.7%
Education — 3.7%
AL Public School And College Authority
	Series 2007,
	5.000% 12/01/11	10,215,000	10,980,410
FL University Athletic Association, Inc.
	Series 2006,
	LOC: SUNTRUST Bank
	3.800% 10/01/31(a)	3,510,000	3,534,956
GA Private Colleges & Universities Authority
	Emory University,
	Series 2008 B,
	5.000% 09/01/11	4,000,000	4,298,120
IN St Joseph County Educational Facilities Revenue
	University Notre Dame Du Lac
	Series 2005,
	3.875% 03/01/40(a)	6,700,000	6,712,596
NJ Educational Facilities Authority
	Princeton University
	Series 2008 K,
	5.000% 07/01/11	2,965,000	3,186,871
NY Troy Industrial Development Authority
	Rensselaer Polytech Institution,
	Series 2002 E,
	4.050% 04/01/37	2,500,000	2,446,850
PA University Pittsburgh Of The Commonwealth Systems Of Higher Education
	PANTHERS-Pittsburgh Asset Notes,
	Series 2007,
	5.000% 08/01/10	3,500,000	3,637,620
Education Total			34,797,423
EDUCATION TOTAL			34,797,423
HEALTH CARE — 5.0%
Health Services — 1.6%
AZ Health Facilities Authority
	Banner Health System,
	Series 2008 D,
	5.000% 01/01/12	2,000,000	2,032,260
CO Health Facilities Authority
	Catholic Health Initiatives,:
	Series 2008 C-4,
	3.750% 10/01/41(a)	5,000,000	5,056,650
	Series 2008 C-6,
	3.950% 09/01/36(a)	1,625,000	1,633,710
IN Finance Authority
	Ascension Health
	Series 2008 E-4,
	3.500% 11/15/36	5,350,000	5,404,624

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Health Services — (continued)
MI Kent Hospital Financial Authority
	Series 2008 A,
	5.000% 01/15/47	1,300,000	1,319,136
Health Services Total			15,446,380
Hospitals — 3.2%
CO Health Facilities Authority
	Series 2008 D,
	5.250% 10/01/38	2,500,000	2,486,925
MA Health & Educational Facilities Authority
	Caregroup Inc.,
	Series 2008 E-2,
	5.000% 07/01/12	2,500,000	2,442,075
MA Industrial Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 1989 A-2
	(b) 08/01/10	5,750,000	5,516,607
MD Health & Higher Educational Facilities Authority
	Johns Hopkins Hospital,
	Series 2008,
	5.000% 05/15/42(a)	4,450,000	4,634,809
NV Reno Hospital
	Renown Regional Medical Center Project
	Series 2007 A,:
	5.000% 06/01/11	650,000	649,181
	5.000% 06/01/12	815,000	801,854
	5.000% 06/01/13	500,000	487,180
NY New York St Dormitory Authority
	Mental Health Services Facilities,:
	Series 2008 B,
	4.000% 02/15/10	2,330,000	2,381,097
	Series 2008 E,
	5.000% 02/15/11	2,170,000	2,257,972
OK Development Finance Authority
	Integris Baptist Medical Center,
	Series 2008 B,
	5.000% 08/15/11	4,590,000	4,759,279
PA Allegheny County Hospital Development Authority
	University of Pittsburgh Medical Center
	Series 2008 A,
	5.000% 09/01/11	2,600,000	2,680,418
TX Tarrant County Cultural Education Facilities Finance Corp.
	Scott and White Memorial Hospital,
	Series 2008,
	5.000% 08/15/11	1,275,000	1,318,133
Hospitals Total			30,415,530

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Nursing Homes — 0.2%
CO Health Facilities Authority
	Evangelical Lutheran Foundation,
	Series 2004 B,
	3.750% 06/01/34(a)	1,500,000	1,503,435
Nursing Homes Total			1,503,435
HEALTH CARE TOTAL			47,365,345
HOUSING — 4.4%
Multi-Family — 2.5%
CT Housing Finance Authority
	Series 2008 D,
	4.750% 05/15/18	7,000,000	7,088,620
GA Clayton County Housing Authority
	GCC Ventures LLC,
	Series 2001,
	Guarantor: FNMA
	4.350% 12/01/31(a)	3,095,000	3,168,630
IL State Housing Development Authority
	Series 2006 G,:
	3.850% 01/01/09	700,000	700,000
	3.900% 01/01/10	1,595,000	1,607,936
KY Housing Corp.
	Clarksdale Rental III Limited,
	Series 2007, AMT,
	LOC: JPMorgan Chase Bank
	4.000% 09/01/09	4,400,000	4,428,468
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	4.250% 07/01/10	6,630,000	6,671,172
Multi-Family Total			23,664,826
Single-Family — 1.9%
DE Housing Authority
	Single Family Mortgage,
	Series 2008 B,
	4.250% 07/01/33	6,000,000	5,819,700
KY Housing Corp.
	Series 2005 B, AMT,
	SPA: BNP Paribas
	2.050% 01/01/09	600,714	600,714
VA Housing Development Authority Commonwealth Mortgage
	Series 2004 A Subser A-2, AMT,
	3.450% 07/01/09	2,580,000	2,586,734
	Series 2004 A Subser A-3, AMT,
	3.850% 04/01/10	2,400,000	2,402,808
VA Housing Development Authority
	Series 2004 A, AMT,:
	3.700% 10/01/09	2,960,000	2,975,362

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Single-Family — (continued)
	3.900% 10/01/10	2,740,000	2,744,000
Single-Family Total			17,129,318
HOUSING TOTAL			40,794,144
OTHER — 13.3%
Other — 1.6%
GA Main Street Natural Gas, Inc.
	Series 2007 B,
	LOC: Merrill Lynch & Co., Inc.
	5.000% 03/15/09	5,000,000	4,981,950
OH American Municipal Power, Inc.
	Series 2007 A,
	GTY AGMT: Goldman Sachs Group, Inc.
	5.000% 02/01/10	3,000,000	2,927,340
TN Energy Acquisition Corporation
	Series 2006 A,
	5.000% 09/01/09	3,750,000	3,673,763
TX Municipal Gas Acquisition & Supply Corp. Il
	Series 2007,
	1.737% 09/15/10(a)	2,505,000	2,216,925
TX Municipal Gas Acquisition & Supply Corp.
	Series 2006 A,
	5.000% 12/15/10	1,500,000	1,419,690
Other Total			15,219,668
Pool/Bond Bank — 1.0%
MI Municipal Bond Authority
	Series 2002,
	5.250% 06/01/09	7,500,000	7,635,600
	Series 2003 A,
	5.250% 06/01/10	1,900,000	1,993,955
Pool/Bond Bank Total			9,629,555
Refunded/Escrowed(c) — 10.5%
Bexar County Texas Revenue
	Series 2000,
	Pre-refunded 08/15/10,
	Insured: MBIA
	5.750% 08/15/22	9,915,000	10,591,996
CA Statewide Communities Development Authority
	Corporate Fund for Housing,
	Series1999 A,
	Pre-refunded 12/01/09,
	6.500% 12/01/29	11,475,000	12,295,692

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(c) — (continued)
GA Atlanta Airport Facilities	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/30	6,955,000	7,347,192
GA State
	Series 1994 B,
	Escrowed to Maturity,
	5.250% 03/01/09	100,000	100,777
IL Chicago Sales Tax
	Series 1999,
	Pre-refunded 01/01/09,
	Insured: FGIC
	5.375% 01/01/30	4,565,000	4,610,650
IL Chicago Water Revenue
	Series 2000,
	Pre-refunded 11/01/10
	5.875% 11/01/30	4,000,000	4,363,000
IL Health Facilities Authority
	Riverside Health Systems,
	Series 2000,
	Pre-refunded 11/15/10,
	6.850% 11/15/29	4,000,000	4,408,960
LA State
	Series 2000 A,
	Pre-refunded 11/15/10,
	Insured: FGIC
	5.250% 11/15/17	5,005,000	5,359,404
MI Plymouth Canton Community School District
	Series 1999,
	Pre-refunded 05/01/09,
	4.750% 05/01/14	2,475,000	2,509,007
MS State
	Capital Improvements,
	Series 2002,
	Pre-refunded 11/01/12,
	Insured: FGIC
	5.250% 11/01/13	7,925,000	8,865,380
NJ Tobacco Settlement Financing Corp.
	Series 2002,
	Pre-refunded 12/01/12,
	6.125% 06/01/42	6,425,000	7,295,909
OK Development Finance Authority
	Hillcrest Health Medical Center,
	Series 1999,
	Pre-refunded 08/15/09,
	5.625% 08/15/29	14,500,000	15,016,635
PA Philadelphia
	Series 2001,
	Pre-refunded 03/15/11,
	Insured: FSA
	5.000% 09/15/31	8,000,000	8,607,360
SC Greenville County School District
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/16	5,475,000	6,322,530

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Refunded to Various Dates,
	4.000% 06/01/13	731,000	738,924
Refunded/Escrowed Total			98,433,416
Tobacco — 0.2%
NJ Tobacco Settlement Financing Corporation
	Series 2007 1-A,
	4.125% 06/01/10	2,000,000	1,960,800
Tobacco Total			1,960,800
OTHER TOTAL			125,243,439
RESOURCE RECOVERY — 1.4%
Disposal — 1.1%
MD Northeast Waste Disposal Authority
	Series 2003, AMT,
	Insured: AMBAC
	5.500% 04/01/11	8,425,000	8,432,161
MS Business Finance Corp.,
	Waste Management, Inc.,
	Series 2002, AMT,
	4.400% 03/01/27(a)	2,375,000	2,210,128
Disposal Total			10,642,289
Resource Recovery — 0.3%
VA Southeastern Public Services Authority
	Series 1993 A,
	Insured: MBIA
	5.250% 07/01/10	3,000,000	3,122,160
Resource Recovery Total			3,122,160
RESOURCE RECOVERY TOTAL			13,764,449
TAX-BACKED — 36.8%
Local Appropriated — 0.9%
FL Palm Beach County School Board
	Series 2002 E,
	Insured: AMBAC
	5.250% 08/01/12	7,625,000	8,018,526
SC Town of Newberry
	Series 2005,
	5.000% 12/01/09	600,000	602,850
Local Appropriated Total			8,621,376
Local General Obligations — 9.9%
AK North Slope Borough
	Series 2000 B,
	Insured: MBIA
	(b) 06/30/11	11,850,000	10,956,865

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
AKNorth Slope Borough
	Series 2008 A,
	4.000% 06/30/10	3,695,000	3,801,453
FL Miami Dade County School District
	Series 1996,
	Insured: MBIA
	5.000% 07/15/11	5,895,000	6,181,084
GA Lowndes County School District
	Series 2007,
	5.000% 02/01/11	2,700,000	2,860,056
GA Richmond County Board of Education
	Series 2007,
	5.000% 10/01/10	2,000,000	2,105,460
IL Chicago Board Education
	Series 1999 A,
	Insured: FGIC
	(b) 12/01/11	4,500,000	4,063,410
IL Chicago
	Series 2001,
	Insured: FGIC
	5.500% 01/01/31	2,000,000	2,154,580
KA Sedgwick County Unified School District Number 259
	Series 2001,
	Insured: FSA
	5.500% 09/01/11	5,100,000	5,545,842
MD County of Prince Georges
	Series 2006,
	5.000% 09/15/10	4,900,000	5,174,547
MI Kent County Refuse Disposal Systems
	Series 2006 A,
	5.000% 11/01/10	7,605,000	8,044,417
MO St. Louis County Rockwood School District Number R-6
	Series 2001,
	5.250% 02/01/11	3,500,000	3,739,295
NM Albuquerque Municipal School District Number 12
	Series 2008,
	4.000% 08/01/10	6,300,000	6,512,247
NV Clark County School District
	Series 2003 D,
	Insured: MBIA
	5.250% 06/15/10	4,000,000	4,184,200
NY New York
	Series 2007 E,
	5.000% 08/01/10	7,045,000	7,327,857

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
TN Shelby County
	Public Improvement,
	Series 2001 A,
	5.000% 04/01/11	6,250,000	6,650,375
TX Montgomery County
	Series 2006 B,
	SPA: DEPFA Bank, PLC
	5.000% 03/01/29	2,500,000	2,616,800
TX Plano Independent School District
	Series 2002,
	5.000% 02/15/12	3,335,000	3,615,507
	Series 2004,
	5.000% 02/15/12	7,000,000	7,599,830
Local General Obligations Total			93,133,825
Special Non-Property Tax — 7.9%
AR Fayetteville
	Series 2005 B,
	Insured: MBIA
	4.000% 12/01/11	6,830,000	7,132,637
CT Special Tax Obligation Revenue
	Series 1991 B,
	6.500% 10/01/10	3,905,000	4,204,865
DC District Columbia Ballpark Revenue
	Series 2006 B-1,
	Insured: FGIC
	5.000% 02/01/09	2,310,000	2,313,534
FL Department of Environmental Protection
	Series 2008 A,
	5.000% 07/01/11	4,865,000	5,086,309
FL Hurricane Catastrophe Fund
	Series 2006 A,
	5.000% 07/01/10	18,450,000	18,808,299
FL Pasco County School District Sales Tax Revenue
	Series 2007,
	Insured: FSA
	5.000% 10/01/10	4,500,000	4,728,825
FL St Lucie County School District Sales Tax Revenue
	Series 2006,
	Insured: FGIC
	5.000% 10/01/09	1,000,000	1,016,750

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
FL St. Petersburg Public Improvement Revenue
	Series 2001,
	Insured: MBIA
	5.000% 02/01/10	3,035,000	3,117,522
LA Facilities Authority Revenue
	Hurricane Recovery Program
	Series 2007
	Insured: AMBAC
	5.000% 06/01/11	3,000,000	3,135,780
MA School Building Authority
	Series 2005 A,
	Insured: FSA
	5.000% 08/15/12	6,100,000	6,639,179
OR Department of Administrative Services
	Series 2002 B,:
	Insured: FSA
	5.250% 05/01/15	6,020,000	6,359,528
	Insured: MBIA
	5.250% 05/01/16	6,085,000	6,387,668
	Series 2004 A,
	Insured: FSA
	5.000% 04/01/11	5,010,000	5,337,754
Special Non-Property Tax Total			74,268,650
Special Property Tax — 0.1%
PR Convention Center District Authority
	Hotel Occupancy
	Series 2006 A,
	5.000% 07/01/11	1,250,000	1,217,013
Special Property Tax Total			1,217,013
State Appropriated — 4.6%
AZ School Facilities Board
	Series 2008,
	5.500% 09/01/13	8,000,000	8,756,160
KS Development Finance Authority
	Series 2004 F,
	Insured: AMBAC
	5.250% 10/01/11	2,250,000	2,380,613
KY Property & Buildings Commission
	Series 2008,
	5.000% 11/01/10	4,560,000	4,775,460
NJ Economic Development Authority
	Series 2008 W,
	5.000% 09/01/11	4,705,000	4,967,774
NY Thruway Authority
	Series 2008,
	5.000% 04/01/12	5,245,000	5,603,391
NY Urban Development Corp.
	Series 2002 A,
	5.500% 01/01/17	4,535,000	4,616,494
OH Major New State Infrastructure
	Series 2008-1,
	5.000% 06/15/12	2,200,000	2,378,002

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State Appropriated — (continued)
VA Public Building Authority
	Series 2008,
	5.000% 08/01/11	9,000,000	9,664,560
State Appropriated Total			43,142,454
State General Obligations — 13.3%
CA Economic Recovery
	Series 2004 A,
	Insured: MBIA
	5.000% 07/01/10	9,445,000	9,858,785
	Series 2008 B,
	5.000% 07/01/23(a)	7,650,000	7,957,746
CA State
	Series 2004,
	5.000% 04/01/11	1,850,000	1,921,040
CT State
	Series 2004 C,
	Insured: FGIC
	5.000% 04/01/11	5,000,000	5,338,550
DC District Columbia
	Series 2007 C,
	4.000% 06/01/10	4,025,000	4,150,137
FL Board of Education
	Series 2003 I,
	5.000% 06/01/10	9,420,000	9,863,494
	Series 2005 A,
	5.000% 06/01/11	4,090,000	4,340,144
GA State
	Series 1994 B,
	5.250% 03/01/09	4,900,000	4,937,534
	Series 1994 D,
	6.800% 08/01/11	3,000,000	3,352,680
LA State
	Series 2005 A,
	Insured: MBIA
	5.000% 08/01/12	10,000,000	10,587,900
MD State
	Series 2004,
	5.000% 02/01/11	4,750,000	5,058,655
MI State
	Series 2008 A,
	5.000% 05/01/12	3,670,000	3,951,085
NC State
	Series 2007 A,
	5.000% 03/01/11	7,500,000	8,003,775

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — (continued)
NJ State
	Series 1992 D,
	6.000% 02/15/11	7,770,000	8,377,847
PA State
	Series 2002,
	Insured: FSA
	5.000% 05/01/10	10,000,000	10,475,200
TX State
	Series 2008,
	5.000% 10/01/10	4,275,000	4,506,491
WA State
	Series 2007 C,
	5.000% 01/01/10	8,455,000	8,795,906
	Series 2007 D,
	4.500% 01/01/10	7,400,000	7,661,590
WV State
	Sereis 2005,
	Insured: FGIC
	5.000% 06/01/11	5,700,000	6,051,747
State General Obligations Total			125,190,306
TAX-BACKED TOTAL			345,573,624
TRANSPORTATION — 14.6%
Air Transportation — 1.1%
OH Dayton Special Facilities
	Air Freight Corp.,
	Series 1996 D, AMT,
	6.200% 10/01/09	2,575,000	2,611,617
OH Dayton
	Emery Air Freight Corp.,:
	Series 1996 E,
	6.050% 10/01/09	2,000,000	2,059,160
	Series 1996 F,
	6.050% 10/01/09	3,000,000	3,088,740
TN Memphis Shelby County Airport Authority
	FedEx Corp.,
	Series 2001,
	5.000% 09/01/09	2,310,000	2,292,721
Air Transportation Total			10,052,238
Airports — 5.5%
AZ Phoenix Civic Improvement Corp.
	Series 2005 B,
	Insured: MBIA
	5.000% 07/01/11	4,500,000	4,787,910
	Series 2008 D, AMT,
	5.250% 07/01/11	2,600,000	2,612,688
CO Denver City & County Airport
	Series 2008 A1, AMT,
	5.000% 11/15/11	5,000,000	4,931,850

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Airports — (continued)
DC Washington Metropolitan Airport Authority
	Series 2007 B, AMT,
	Insured: AMBAC
	5.000% 10/01/11	5,000,000	5,031,900
FL Broward County Airport Systems Revenue
	Series 1998 G, AMT,
	Insured: AMBAC
	4.500% 10/01/11	3,300,000	3,211,263
FL Greater Orlando Aviation Authority
	Series 2008 A, AMT,
	Insured: FSA
	5.000% 10/01/10	5,625,000	5,674,275
FL Miami Dade County Aviation
	Miami International Airport
	Series 2007 D,
	Insured: FSA
	5.000% 10/01/10	1,745,000	1,819,267
KY Louisville Kentucky Regional Airport Authority
	Series 2008 A, AMT,
	Insured: FSA
	5.000% 07/01/12	2,935,000	2,943,394
MN Minneapolis - St. Paul Metropolitan Airports Commission
	Series 2008 A, AMT,
	5.000% 01/01/11	1,805,000	1,790,470
NV Clark County Airport
	Series 2006 A,
	Insured: AMBAC
	5.000% 07/01/10	6,750,000	6,967,958
PA Philadelphia Industrial Development Authority
	Series 1998 A, AMT,
	Insured: FGIC:
	5.250% 07/01/09	3,410,000	3,420,673
	5.250% 07/01/12	5,000,000	4,931,050
	Series 2001 A, AMT,
	Insured: FGIC
	5.250% 07/01/09	4,085,000	4,097,786
Airports Total			52,220,484
Ports — 0.5%
NY Port Authority of New York & New Jersey
	Series 2005, AMT,
	3.750% 10/01/09	4,505,000	4,528,065
Ports Total			4,528,065

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Toll Facilities — 2.2%
KY Turnpike Authority
	Series 2004 A,
	Insured: FGIC
	5.000% 07/01/10	5,000,000	5,235,000
LA Transportation Authority
	Series 2005,
	5.000% 09/01/09	5,000,000	5,126,150
NY State Thruway Authority Service Contract
	Local Highway & Bridge,
	Series 2002,
	5.500% 04/01/11	3,000,000	3,209,550
PA Turnpike Commission
	Series 2007 A,
	Insured: AMBAC
	4.000% 10/15/09	1,000,000	1,002,450
TX Transportation Commission
	Series 2006,
	5.000% 04/01/10	5,500,000	5,751,405
Toll Facilities Total			20,324,555
Transportation — 5.3%
DE Transportation Authority Motor Fuel Tax
	Series 2008 A,
	5.000% 07/01/11	3,385,000	3,620,291
IL Chicago Transit Authority
	Series 2006 A,
	5.000% 06/01/12	3,650,000	3,869,219
	Series 2006,
	Insured: AMBAC
	4.000% 06/01/10	6,075,000	6,210,108
IL Regional Transportation Authority
	Series 1999,
	5.750% 06/01/11	8,125,000	8,766,713
KA Department of Transportation
	Series 2003 A,
	5.000% 09/01/12	8,000,000	8,783,520
NY Metropolitan Transportation Authority
	Series 2005 H,
	5.250% 11/15/10	6,000,000	6,231,900
NY Triborough Bridge & Tunnel Authority
	Series 1990,
	Insured: MBIA
	6.000% 01/01/11	5,000,000	5,363,650
SC Transportation Infrastructure
	Series 2005 A,
	Insured: AMBAC
	5.000% 10/01/09	3,995,000	4,080,333

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Transportation — (continued)
TX Transportation Commission
	Series 2006 A,
	5.000% 04/01/12	3,000,000	3,259,530
Transportation Total			50,185,264
TRANSPORTATION TOTAL			137,310,606
UTILITIES — 9.8%
Investor Owned — 1.7%
GA Burke County Development Authority
	Georgia Power Company:
	Series 1994,
	3.750% 10/01/32	3,600,000	3,598,668
	Series 1995,
	4.375% 10/01/32(a)	2,760,000	2,747,746
LA Public Facilities Authority
	Cleco Power LLC,
	Series 2008,
	7.000% 12/01/38(a)	4,000,000	3,983,400
OH Hamilton County Local District
	Cinergy Corp.,
	Series 1998, AMT,
	4.600% 06/01/23(a)	5,000,000	5,028,900
TX Titus County Fresh Water Supply District
	Southwestern Electric Power Co.,
	Series 2008,
	4.500% 07/01/11	1,000,000	976,260
Investor Owned Total			16,334,974
Joint Power Authority — 1.1%
WA Public Power Supply System
	Nuclear Project No. 2, Series 1992 A,
	6.300% 07/01/12	9,000,000	10,097,550
Joint Power Authority Total			10,097,550
Municipal Electric — 3.5%
FL City of Palm Bay
	Series 2002,
	Insured: FSA
	5.250% 10/01/09	320,000	326,966
FL Kissimmee Utility Authority
	Series 2001 B,
	Insured: AMBAC
	5.000% 10/01/14	7,195,000	7,522,373
GA Municipal Electric Authority
	Series 2008 A,
	5.000% 01/01/12	2,000,000	2,100,440
TX San Antonio Electric & Gas Systems
	Series 2006 A,
	5.000% 02/01/10	5,000,000	5,197,400

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Municipal Electric — (continued)
UT Intermountain Power Agency
	Series 1985 F,
	SPA: Morgan Stanley Bank
	3.000% 07/01/15(a)	4,000,000	4,000,600
	Series 2008 A,
	5.250% 07/01/11	7,000,000	7,365,400
WA City of Seattle Municipal Light and Power
	Series 2004,
	5.000% 08/01/15	6,000,000	6,550,620
Municipal Electric Total			33,063,799
Water & Sewer — 3.4%
FL Orlando Utilities Commission Water And Electric
	Series 2008,
	3.500% 10/01/25(a)	8,000,000	7,928,960
FL Reedy Creek Improvement District Utilities
	Series 2004 2,
	5.250% 10/01/10	3,000,000	3,120,870
	Series 2005 2
	Insured: AMBAC
	5.000% 10/01/10	2,500,000	2,590,150
TX Dallas Waterworks & Sewer Systems Revenue
	Series 2007,
	Insured: AMBAC
	5.000% 10/01/12	5,000,000	5,480,300
TX Houston Water & Sewer System
	Series 1991 C,
	Insured: AMBAC
	(b) 12/01/11	5,000,000	4,570,900
TX Trinity River Wastewater Authority
	Series 2008,
	5.000% 08/01/10	6,150,000	6,449,751
WA King County Sewer Revenue
	Series 2002 B,
	Insured: FSA
	5.500% 01/01/14	2,000,000	2,142,420
Water & Sewer Total			32,283,351
UTILITIES TOTAL			91,779,674

	Total Municipal Bonds (cost of $827,178,146)		836,628,704

		Shares
Investment Company — 3.5%
	Columbia Tax-Exempt Reserves, Capital Class
	(7 day yield of 1.355%) (d)(e)	33,131,000	33,131,000

	Total Investment Company (cost of $33,131,000)		33,131,000

15

		Par ($)	Value ($)
Short-Term Obligations — 6.6%
VARIABLE RATE DEMAND NOTES(f) — 6.6%
IN Indianapolis Local Public Improvement Bond Bank
	Series 2008 C-1, AMT,
	SPA: Dexia
	2.450% 01/01/37	10,000,000	10,000,000
NC Charlotte Mecklenburg Hospital Authority
	Mercy Hospital,
	Series 2007 G,
	Insured: FSA ,
	LOC: Dexia Credit Local
	3.600% 01/15/41	15,000,000	15,000,000
NY State
	Series 2000 B,
	LOC: Dexia Credit Local
	3.500% 03/15/30	15,200,000	15,200,000
PA Public School Building Authority
	Putters,
	Series 2007,
	LOC: JPMorgan Chase Bank, N.A.
	1.850% 12/01/14	11,980,000	11,980,000
WI University Hospitals & Clinics Authority
	Series 2005,
	Insured: FSA,
	SPA: U.S. Bank N.A.
	3.350% 04/01/29	10,250,000	10,250,000
TOTAL VARIABLE RATE DEMAND NOTES			62,430,000

	Total Short-Term Obligations (cost of $62,430,000)		62,430,000

	Total Investments — 99.1% (cost of $922,739,146)(g)(h)		932,189,704

	Other Assets & Liabilities, Net — 0.9%		8,333,094

	Net Assets — 100.0%		940,522,798

16

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$33,131,000	$—
	Level 2 – Other Significant Observable Inputs	899,058,704	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$932,189,704	$—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2008.

(b)	Zero coupon bond.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

17

(d)	Investments in affiliates during the nine month period ended December 31, 2008:

Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 1.355%)

Shares as of 03/31/08:	9,000
Shares purchased:	559,389,397
Shares sold:	(526,267,397)
Shares as of 12/31/08:	33,131,000
Net realized gain/loss:	$—
Dividend income earned:	$357,078
Value at end of period:	$33,131,000

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(f)

Variable rate demand note.  This security is payable upon not more than one, seven or thirty business day’s notice.  Put bonds and notes have a demand feature that matures within one year.  The interest rate changes periodically. The interest rate shown reflects the rate as of December 31, 2008.

(g)	Cost for federal income tax purposes is $922,739,146.

(h)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$12,309,353	$(2,858,795)	$9,450,558

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guarantee Agreement
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PUTTERS	Puttable Tax Exempt Receipts
SPA	Stand by Purchase Agreement

18

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia South Carolina Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 95.1%
EDUCATION — 3.1%
Education — 3.1%
SC Educational Facilities Authority
	Wofford College,
	Series 2007 A,
	5.000% 04/01/36	1,000,000	803,050
SC Florence Darlington Commission for Technical Education
	Series 2005 A,
	Insurer: MBIA:
	5.000% 03/01/18	1,725,000	1,802,056
	5.000% 03/01/20	1,905,000	1,939,252
SC University of South Carolina
	Series 2008 A,
	Insured: FSA
	5.000% 06/01/21	1,060,000	1,097,312
Education Total			5,641,670
EDUCATION TOTAL			5,641,670
HEALTH CARE — 20.0%
Continuing Care Retirement — 2.0%
SC Jobs Economic Development Authority
	Episcopal Church Home,
	Series 2007:
	5.000% 04/01/15	525,000	469,450
	5.000% 04/01/16	600,000	525,918
	Lutheran Homes of South Carolina, Inc.,
	Series 2007:
	5.000% 05/01/16	1,245,000	962,348
	5.375% 05/01/21	1,650,000	1,139,440
	Wesley Commons,
	Series 2006,
	5.125% 10/01/26	1,000,000	582,570
Continuing Care Retirement Total			3,679,726
Hospitals — 18.0%
SC Charleston County
	Care Alliance Health Services,
	Series 1999 A,
	Insured: FSA:
	5.000% 08/15/12	1,000,000	1,020,380
	5.125% 08/15/15	6,370,000	6,571,547
SC Greenville Hospital System
	Series 2008 A,
	5.250% 05/01/21	2,750,000	2,688,070
SC Horry County
	Conway Hospital,
	Series 1998,
	Insured: AMBAC:
	4.750% 07/01/10	1,100,000	1,098,053

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
	4.875% 07/01/11	1,200,000	1,191,108
SC Jobs Economic Development Authority
	Anderson Area Medical Center,
	Series 1999,
	Insured: FSA
	5.300% 02/01/14	4,375,000	4,429,862
	Bon Secours St. Frances Medical,
	Series 2002 B,
	5.500% 11/15/23	2,235,000	1,911,417
	Georgetown Memorial Hospital,
	Series 2001,
	Insured: RAD
	5.250% 02/01/21	1,250,000	1,048,263
	Kershaw County Medical Center,
	Series 2008,
	5.500% 09/15/25	1,925,000	1,402,170
	Palmetto Health Alliance,
	Series 2005 A,
	Insured: FSA
	5.250% 08/01/21	4,000,000	3,755,920
SC Lexington County Health Services District
	Lexmed, Inc.:
	Series 1997,
	Insured: FSA
	5.125% 11/01/21	3,000,000	2,831,220
	Series 2007:
	5.000% 11/01/17	2,230,000	2,140,577
	5.000% 11/01/18	1,000,000	941,320
SC Spartanburg County Health Services District
	Series 2008 A,
	Insured: AGO
	5.000% 04/15/19	1,225,000	1,210,079
	Series 2008 A,
	Insured: AGO
	5.000% 04/15/18	1,000,000	1,005,910
Hospitals Total			33,245,896
HEALTH CARE TOTAL			36,925,622
INDUSTRIALS — 2.7%
Forest Products & Paper — 2.7%
SC Georgetown County
	International Paper Co.:
	Series 1997 A, AMT,
	5.700% 10/01/21	500,000	323,520

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Forest Products & Paper — (continued)
	Series 1999 A,
	5.125% 02/01/12	5,000,000	4,578,600
Forest Products & Paper Total			4,902,120
INDUSTRIALS TOTAL			4,902,120
OTHER — 9.4%
Other — 0.1%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	260,000	234,845
Other Total			234,845
Refunded/Escrowed(a) — 9.3%
SC Berkeley County Water & Sewer
	Series 2003,
	Pre-refunded 06/01/13,
	Insured: MBIA
	5.250% 06/01/19	845,000	957,081
SC Charleston County
	Medical Society Health Systems, Inc.,
	Series 1992,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 10/01/09	270,000	271,148
SC Jobs-Economic Development Authority
	Palmetto Health Alliance,
	Series 2000 A,
	Pre-refunded 12/15/10,
	7.125% 12/15/15	5,500,000	6,130,905
SC Lexington County Health Services District
	Lexington Medical Center,
	Series 2003,
	Pre-refunded 11/01/13,
	5.500% 11/01/23	2,000,000	2,268,560
SC Lexington Water & Sewer Authority
	Series 1997,
	Pre-refunded 10/01/14,
	Insured: RAD
	5.450% 04/01/19	2,000,000	2,083,680
SC Medical University of South Carolina
	Series 1999,
	Escrowed to Maturity,
	5.500% 07/01/09	1,575,000	1,612,831

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(a) — (continued)
SC Tobacco Settlement Revenue Management Authority
	Series 2001 B,
	Pre-refunded 05/15/11
	6.375% 05/15/28	3,500,000	3,880,345
Refunded/Escrowed Total			17,204,550
OTHER TOTAL			17,439,395
RESOURCE RECOVERY — 2.8%
Disposal — 2.8%
SC Charleston County
	Foster Wheeler Charleston,
	Series 1997, AMT,
	Insured: AMBAC
	5.250% 01/01/10	4,000,000	4,005,760
SC Three Rivers Solid Waste Authority
	Series 2007:
	(b) 10/01/24	1,835,000	648,140
	(b) 10/01/25	1,835,000	599,843
Disposal Total			5,253,743
RESOURCE RECOVERY TOTAL			5,253,743
TAX-BACKED — 34.5%
Local Appropriated — 21.9%
SC Berkeley County School District
	Securing Assets for Education,
	Series 2006:
	5.000% 12/01/20	1,000,000	1,004,110
	5.000% 12/01/21	2,000,000	1,982,460
	5.000% 12/01/22	3,545,000	3,461,515
SC Charleston County
	Certificates of Participation,
	Series 2005,
	Insured: MBIA
	5.125% 06/01/17	2,470,000	2,691,115
SC Charleston Educational Excellence Financing Corp.
	Series 2006,
	5.000% 12/01/19	2,000,000	2,018,400
SC Dorchester County School District No. 002
	Series 2004,
	5.250% 12/01/29	1,000,000	947,710
	Series 2006,
	5.000% 12/01/30	1,000,000	825,970
SC Fort Mill School Facilities Corp.
	Series 2006:
	5.000% 12/01/17	2,900,000	2,757,349
	5.250% 12/01/19	3,105,000	2,898,331

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local Appropriated — (continued)
SC Greenville County School District I
	Series 2003,
	5.250% 12/01/16	4,625,000	4,959,480
	Series 2006:
	5.000% 12/01/15	2,290,000	2,515,702
	Insured: FSA
	5.000% 12/01/15	500,000	550,255
SC Hilton Head Island Public Facilities Corp.
	Series 2006,
	Insured: MBIA
	5.000% 08/01/14	1,600,000	1,761,264
SC Newberry Investing in Educational School District
	Series 2005,
	5.250% 12/01/15	1,265,000	1,173,161
SC SCAGO Educational Facilities Corp.
	Colleton School District,
	Series 2006,
	Insured: AGO
	5.000% 12/01/14	1,325,000	1,432,776
	Plckens School District,
	Series 2006,
	Insured: FSA:
	5.000% 12/01/11	1,500,000	1,591,905
	5.000% 12/01/23	5,000,000	4,892,850
	5.000% 12/01/24	2,000,000	1,936,360
SC Sumter Two School Facilities, Inc.
	Series 2007,
	Insured: AGO
	5.000% 12/01/17	1,000,000	1,082,770
Local Appropriated Total			40,483,483
Local General Obligations — 7.6%
SC Anderson County School District No. 004
	Series 2005,
	Insured: FSA
	5.250% 03/01/19	1,115,000	1,211,024
SC Clover School District No. 002 York County
	Series 2007 A
	Insured: FSA
	5.000% 03/01/16	2,320,000	2,571,349
SC Hilton Head Island Public Facilities Corp.
	Series 2005 A,
	Insured: AMBAC
	5.000% 12/01/17	1,960,000	2,119,465

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
SC Richland County School District No. 001	Series 2001 A,
	5.250% 03/01/19	3,570,000	3,762,137
SC Spartanburg County School District No. 007
	Series 2001:
	5.000% 03/01/18	2,000,000	2,216,800
	5.000% 03/01/21	1,940,000	2,052,714
Local General Obligations Total			13,933,489
Special Non-Property Tax — 4.1%
KY Economic Development Finance Authority
	Louisville Arena Authority Inc.,
	Series 2008,
	Insured: AGO
	5.750% 12/01/28	1,500,000	1,463,475
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC:
	5.500% 07/01/20	1,200,000	1,031,328
	5.500% 07/01/21	1,785,000	1,501,185
	5.500% 07/01/22	2,505,000	2,086,089
SC Hilton Head Island Public Facilities Corp.
	Series 2002,
	Insured: MBIA
	5.250% 12/01/16	1,440,000	1,532,635
Special Non-Property Tax Total			7,614,712
State General Obligations — 0.9%
PR Commonwealth of Puerto Rico
	Series 2001 A,
	Insured: MBIA
	5.500% 07/01/14	1,725,000	1,641,700
State General Obligations Total			1,641,700
TAX-BACKED TOTAL			63,673,384
TRANSPORTATION — 2.7%
Transportation — 2.7%
SC Transportation Infrastructure Bank
	Series 2005 A,
	Insured: AMBAC
	5.250% 10/01/20	4,880,000	4,974,867
Transportation Total			4,974,867
TRANSPORTATION TOTAL			4,974,867

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — 19.9%
Investor Owned — 1.9%
SC Jobs-Economic Development Authority
	South Carolina Electric & Gas Co.,
	Series 2002, AMT,
	Insured: AMBAC
	4.200% 11/01/12	3,615,000	3,421,561
Investor Owned Total			3,421,561
Joint Power Authority — 9.5%
SC Piedmont Municipal Power Agency
	Series 2008 A-3,
	Insured: AGO:
	5.000% 01/01/17	3,000,000	3,214,260
	5.000% 01/01/18	3,050,000	3,235,989
SC Public Service Authority
	Series 1999 A,
	Insured: MBIA
	5.625% 01/01/13	2,000,000	2,081,660
	Series 2001 A,
	Insured: FSA
	5.250% 01/01/18	1,615,000	1,710,802
	Series 2005 B,
	Insured: MBIA
	5.000% 01/01/18	3,200,000	3,442,240
	Series 2006 C,
	Insured: FSA
	5.000% 01/01/15	1,000,000	1,105,030
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	3,000,000	2,751,900
Joint Power Authority Total			17,541,881
Municipal Electric — 2.8%
SC Rock Hill Utility System
	Series 2003 A,
	Insured: FSA:
	5.250% 01/01/13	2,350,000	2,546,977
	5.375% 01/01/19	1,500,000	1,596,060
SC Winnsboro Utility
	Series 1999,
	Insured: MBIA
	5.250% 08/15/13	1,020,000	1,089,381
Municipal Electric Total			5,232,418
Water & Sewer — 5.7%
SC Beaufort Jasper Water & Sewer Authority
	Series 2006,
	Insured: FSA
	5.000% 03/01/23	1,500,000	1,521,390
SC Berkeley County Water & Sewer
	Series 2003,
	Insured: MBIA
	5.250% 06/01/19	155,000	160,659
	Series 2008 A,
	Insured: FSA
	5.000% 06/01/21	1,000,000	1,035,200

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
SC Camden
	Combined Public Utility System,
	Series 1997,
	Insured: MBIA
	5.500% 03/01/17	50,000	50,267
SC Mount Pleasant
	Waterworks & Sewer System,
	Series 2002,
	Insured: FGIC:
	5.250% 12/01/16	1,980,000	2,097,691
	5.250% 12/01/18	1,270,000	1,335,087
SC North Charleston Sewer District
	Series 2002,
	Insured: FSA
	5.500% 07/01/17	3,040,000	3,311,776
SC Western Carolina Regional Sewer Authority
	Series 2005 B,
	Insured: FSA
	5.250% 03/01/19	1,000,000	1,106,780
Water & Sewer Total			10,618,850
UTILITIES TOTAL			36,814,710
	Total Municipal Bonds (cost of $181,071,146)		175,625,511

		Shares
Investment Company — 3.7%
	Columbia Tax-Exempt Reserves, Capital Class(7 day yield of 1.355%) (c)(d)	6,809,233	6,809,233

	Total Investment Company (cost of $6,809,233)		6,809,233

	Total Investments — 98.8% (cost of $187,880,379)(e)(f)		182,434,744

	Other Assets & Liabilities, Net — 1.2%		2,202,747

	Net Assets — 100.0%		184,637,491

8

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$6,809,233	$—
	Level 2 – Other Significant Observable Inputs	175,625,511	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$182,434,744	$—

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

9

(c)	Investments in affiliates during the nine month period ended December 31, 2008:

Security name: Columbia Tax-Exempt Reserves. Capital Class (7 day yield of 1.355%)

Shares as of 03/31/08:	10,231,000
Shares purchased:	61,432,205
Shares sold:	(64,853,972)
Shares as of 12/31/08:	6,809,233
Net realized gain/loss:	$—
Dividend income earned:	$125,791
Value at end of period:	$6,809,233

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)	Cost for federal income tax purposes is $187,880,379.

(f)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,219,057	$(8,664,692)	$(5,445,635)

Acronym	Name
AGO	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.

10

INVESTMENT PORTFOLIO
December 31, 2008 (Unaudited)	Columbia Total Return Bond Fund

		Par ($)(a)	Value ($)*
Mortgage-Backed Securities — 41.3%
Federal Home Loan Mortgage Corp.
	5.000% 08/01/35	66,130,729	67,673,153
	5.000% 03/01/37	8,168,272	8,357,052
	5.000% 04/01/37	18,735,316	19,168,314
	5.500% 12/01/17	155,527	160,969
	5.500% 12/01/18	1,146,033	1,185,417
	5.500% 07/01/19	903,055	932,960
	5.500% 04/01/37	52,743	54,044
	6.000% 05/01/17	76,630	79,463
	8.000% 11/01/09	3,062	3,148
	8.000% 04/01/10	2,615	2,709
	8.500% 11/01/26	144,093	155,439
Federal National Mortgage Association
	5.000% 02/01/36	83,224,602	85,087,698
	5.000% 05/01/36	9,466,709	9,678,634
	5.000% 09/01/37	31,308,975	32,004,977
	5.000% 03/01/38	70,880,545	72,445,152
	5.000% 04/01/38	78,948,119	80,698,704
	5.199% 08/01/36(b)	35,974	35,714
	5.500% 01/01/37	3,286,690	3,373,106
	5.500% 05/01/37	7,382,641	7,576,335
	5.500% 06/01/38	57,865,273	59,377,660
	5.839% 07/01/37(b)	735,689	764,769
	5.993% 06/01/32(b)	32,192	33,394
	6.000% 05/01/38	28,235,278	29,096,775
	6.080% 07/01/32(b)	286,787	294,506
	7.000% 10/01/11	82,297	85,163
	8.000% 12/01/09	12,228	12,552
	10.000% 09/01/18	54,325	61,217
	TBA,
	4.500% 01/01/39(c)	57,500,000	58,272,685
Government National Mortgage Association
	7.000% 01/15/30	798,057	844,719
	7.500% 12/15/23	791,664	839,029
	7.500% 07/20/28	307,590	324,717
	8.000% 05/15/17	10,770	11,520
	8.500% 02/15/25	91,613	97,958
	9.500% 09/15/09	123	126
	13.000% 01/15/11	1,386	1,535

		Par ($)(a)	Value ($)
Mortgage-Backed Securities — (continued)
	13.000% 02/15/11	759	854

	Total Mortgage-Backed Securities (cost of $518,732,881)		538,792,167
Corporate Fixed-Income Bonds & Notes — 33.0%
BASIC MATERIALS — 0.7%
Chemicals — 0.2%
Chemtura Corp.
	6.875% 06/01/16	185,000	94,350
Huntsman International LLC
	6.875% 11/15/13(d) EUR	155,000	79,719
	7.875% 11/15/14	185,000	98,975
Ineos Group Holdings PLC
	8.500% 02/15/16(d)	315,000	28,350
Lubrizol Corp.
	6.500% 10/01/34	1,505,000	1,221,311
MacDermid, Inc.
	9.500% 04/15/17(d)	200,000	104,000
Mosaic Co.
	7.625% 12/01/16(d)	210,000	168,000
NOVA Chemicals Corp.
	6.500% 01/15/12	235,000	97,525
Terra Capital, Inc.
	7.000% 02/01/17	205,000	150,675
	Chemicals Total		2,042,905
Forest Products & Paper — 0.0%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	335,000	26,800
Domtar Corp.
	7.125% 08/15/15	330,000	214,500
Georgia-Pacific Corp.
	8.000% 01/15/24	235,000	158,625
NewPage Corp.
	10.000% 05/01/12	140,000	61,600
	12.000% 05/01/13	70,000	19,950
NewPage Holding Corp.
	PIK,
	10.265% 11/01/13(b)	168,166	62,221
	Forest Products & Paper Total		543,696
Iron/Steel — 0.5%
Nucor Corp.
	5.000% 06/01/13	3,310,000	3,277,678

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — (continued)
	5.850% 06/01/18	2,085,000	2,023,346
Russel Metals, Inc.
	6.375% 03/01/14	115,000	88,550
Steel Dynamics, Inc.
	7.750% 04/15/16(d)	310,000	214,675
United States Steel Corp.
	7.000% 02/01/18	305,000	207,870
Iron/Steel Total			5,812,119
Metals & Mining — 0.0%
FMG Finance Ltd.
	10.625% 09/01/16(d)	350,000	203,000
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	235,000	192,700
Noranda Aluminum Holding Corp.
	PIK,
	8.345% 11/15/14(b)	205,000	32,800
Metals & Mining Total			428,500
BASIC MATERIALS TOTAL			8,827,220
COMMUNICATIONS — 4.5%
Media — 2.4%
Cablevision Systems Corp.
	8.000% 04/15/12	200,000	178,000
Charter Communications Holdings II LLC
	10.250% 09/15/10	260,000	119,600
CMP Susquehanna Corp.
	9.875% 05/15/14	340,000	13,600
Comcast Cable Holdings LLC
	9.875% 06/15/22	2,159,000	2,563,892
Comcast Corp.
	5.700% 05/15/18	2,000,000	1,875,616
	6.300% 11/15/17	3,890,000	3,786,892
	6.950% 08/15/37	680,000	716,075
CSC Holdings, Inc.
	7.625% 04/01/11	180,000	169,650
Dex Media, Inc.
	9.000% 11/15/13	600,000	111,000
DirecTV Holdings LLC
	6.375% 06/15/15	230,000	212,175
EchoStar DBS Corp.
	6.625% 10/01/14	530,000	442,550

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Idearc, Inc.
	8.000% 11/15/16	305,000	22,875
Lamar Media Corp.
	6.625% 08/15/15	185,000	133,662
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(d)	170,000	37,400
Quebecor Media, Inc.
	7.750% 03/15/16	360,000	243,000
R.H. Donnelley Corp.
	8.875% 01/15/16	265,000	39,750
Time Warner Cable, Inc.
	6.200% 07/01/13(h)	4,785,000	4,526,108
	7.300% 07/01/38	3,995,000	4,150,278
Time Warner, Inc.
	6.875% 05/01/12	4,545,000	4,366,363
TL Acquisitions, Inc.
	10.500% 01/15/15(d)	305,000	125,050
Viacom, Inc.
	5.750% 04/30/11	8,195,000	7,442,601
Media Total			31,276,137
Telecommunication Services — 2.1%
AT&T, Inc.
	4.950% 01/15/13	805,000	809,448
	5.625% 06/15/16	2,445,000	2,455,959
British Telecommunications PLC
	5.150% 01/15/13	750,000	714,449
Cincinnati Bell, Inc.
	8.375% 01/15/14	90,000	69,300
Citizens Communications Co.
	7.875% 01/15/27	345,000	200,100
Cricket Communications, Inc.
	9.375% 11/01/14	335,000	301,500
Deutsche Telekom International Finance BV
	8.500% 06/15/10	12,505,000	12,881,075
Digicel Group Ltd.
	8.875% 01/15/15(d)	400,000	260,000

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Hellas Telecommunications Luxembourg II
	10.503% 01/15/15(b)(d)	145,000	29,000
Inmarsat Finance II PLC
	10.375% 11/15/12	315,000	279,169
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16	450,000	409,500
Lucent Technologies, Inc.
	6.450% 03/15/29	450,000	180,000
MetroPCS Wireless, Inc.
	9.250% 11/01/14	315,000	281,925
Nextel Communications, Inc.
	7.375% 08/01/15	360,000	151,200
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(d) EUR	245,000	224,771
Orascom Telecom Finance SCA
	7.875% 02/08/14(d)	170,000	90,100
Qwest Communications International, Inc.
	7.500% 02/15/14	445,000	318,175
Qwest Corp.
	7.500% 06/15/23	540,000	378,000
Syniverse Technologies, Inc.
	7.750% 08/15/13	180,000	92,025
Telefonica Emisiones SAU
	6.221% 07/03/17	1,075,000	1,059,087
	6.421% 06/20/16	3,700,000	3,693,577
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	290,000	237,800
Verizon Communications, Inc.
	6.250% 04/01/37	1,245,000	1,289,207
Virgin Media Finance PLC
	8.750% 04/15/14	150,000	112,500
	8.750% 04/15/14 EUR	165,000	161,698
West Corp.
	11.000% 10/15/16	270,000	125,550
Wind Acquisition Financial SA
	PIK,
	11.753% 12/21/11(b)(e)	533,536	320,122

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Windstream Corp.
	8.625% 08/01/16	330,000	292,050
Telecommunication Services Total			27,417,287
COMMUNICATIONS TOTAL			58,693,424
CONSUMER CYCLICAL— 2.4%
Airlines — 0.2%
Continental Airlines, Inc.
	7.461% 04/01/15	2,561,253	1,767,265
Airlines Total			1,767,265
Apparel — 0.0%
Levi Strauss & Co.
	9.750% 01/15/15	435,000	321,900
Apparel Total			321,900
Auto Manufacturers — 0.0%
Ford Motor Co.
	7.450% 07/16/31	505,000	141,400
General Motors Corp.
	7.200% 01/15/11	230,000	48,300
Auto Manufacturers Total			189,700
Auto Parts & Equipment — 0.1%
ArvinMeritor, Inc.
	8.125% 09/15/15	150,000	67,500
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	170,000	79,900
Cooper-Standard Automotive, Inc.
	7.000% 12/15/12	200,000	60,000
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	232,000	186,760
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15 EUR	260,000	72,283
TRW Automotive, Inc.
	7.000% 03/15/14(d)	200,000	106,000
Auto Parts & Equipment Total			572,443
Entertainment — 0.3%
Six Flags, Inc.
	9.625% 06/01/14	171,000	25,650
Walt Disney Co.
	4.500% 12/15/13	3,940,000	3,965,992
WMG Acquisition Corp.
	7.375% 04/15/14	255,000	149,175

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Entertainment — (continued)
WMG Holdings Corp.
	(f) 12/15/14 (9.500% 12/15/09)	280,000	103,600
Entertainment Total			4,244,417
Home Builders — 0.0%
KB Home
	5.875% 01/15/15	235,000	141,000
Home Builders Total			141,000
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	135,000	76,950
Town Sports International, Inc.
	(f) 02/01/14 (11.000% 02/01/09)	309,000	222,480
Leisure Time Total			299,430
Lodging — 0.1%
Boyd Gaming Corp.
	6.750% 04/15/14	275,000	173,250
Harrah’s Operating Co., Inc.
	10.000% 12/15/18(d)	56,000	20,440
	10.750% 02/01/16(d)	245,000	69,825
Jacobs Entertainment, Inc.
	9.750% 06/15/14	265,000	127,200
Majestic Star LLC
	9.750% 01/15/11(g)	330,000	19,800
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(d)	435,000	170,737
MGM Mirage
	7.500% 06/01/16	470,000	297,862
Seminole Indian Tribe of Florida
	7.804% 10/01/20(d)	340,000	292,992
Snoqualmie Entertainment Authority
	6.875% 02/01/14(b)(d)	55,000	31,900
	9.125% 02/01/15(d)	295,000	182,900
Station Casinos, Inc.
	6.625% 03/15/18	395,000	22,713
Lodging Total			1,409,619
Retail — 1.7%
AmeriGas Partners LP
	7.125% 05/20/16	195,000	156,000
	7.250% 05/20/15	120,000	97,800

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL— (continued)
Retail — (continued)
Best Buy Co., Inc.
	6.750% 07/15/13(d)	4,945,000	4,616,499
CVS Pass-Through Trust
	5.298% 01/11/27(d)	3,064,458	2,352,330
	6.036% 12/10/28(d)	3,852,935	2,343,471
Dollar General Corp.
	PIK,
	11.875% 07/15/17	205,000	175,275
Hanesbrands, Inc.
	5.698% 12/15/14(b)	160,000	112,800
Phillips-Van Heusen Corp.
	8.125% 05/01/13	190,000	156,750
Rite Aid Corp.
	9.500% 06/15/17	345,000	119,887
Starbucks Corp.
	6.250% 08/15/17	3,345,000	3,020,073
Wal-Mart Stores, Inc.
	4.125% 02/15/11	7,135,000	7,300,190
	5.250% 09/01/35	1,685,000	1,677,690
Retail Total			22,128,765
Textiles — 0.0%
INVISTA
	9.250% 05/01/12(d)	175,000	122,500
Textiles Total			122,500
CONSUMER CYCLICAL TOTAL			31,197,039
CONSUMER NON-CYCLICAL— 2.6%
Agriculture — 0.0%
Reynolds American, Inc.
	7.625% 06/01/16	165,000	137,414
Agriculture Total			137,414
Beverages — 0.4%
Constellation Brands, Inc.
	8.125% 01/15/12	190,000	179,550
Cott Beverages, Inc.
	8.000% 12/15/11	145,000	88,450
PepsiCo, Inc.
	7.900% 11/01/18	680,000	833,440

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Beverages — (continued)
SABMiller PLC
	6.200% 07/01/11(d)	3,720,000	3,684,641
Beverages Total			4,786,081
Biotechnology — 0.0%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	240,000	213,000
Biotechnology Total			213,000
Commercial Services — 0.1%
ACE Cash Express, Inc.
	10.250% 10/01/14(d)	190,000	38,000
ARAMARK Corp.
	8.500% 02/01/15	195,000	176,475
Ashtead Holdings PLC
	8.625% 08/01/15(d)	264,000	138,600
Corrections Corp. of America
	6.250% 03/15/13	240,000	223,200
GEO Group, Inc.
	8.250% 07/15/13	155,000	136,788
Iron Mountain, Inc.
	8.000% 06/15/20	215,000	172,537
Rental Service Corp.
	9.500% 12/01/14	215,000	118,250
Service Corp. International
	6.750% 04/01/16	190,000	144,400
	7.375% 10/01/14	35,000	29,750
United Rentals North America, Inc.
	6.500% 02/15/12	135,000	106,650
Commercial Services Total			1,284,650
Food — 1.0%
ConAgra Foods, Inc.
	7.000% 10/01/28	8,135,000	7,980,492
Dean Foods Co.
	7.000% 06/01/16	225,000	191,250
Del Monte Corp.
	6.750% 02/15/15	175,000	150,500
Kraft Foods, Inc.
	6.500% 08/11/17	3,065,000	3,080,760
Kroger Co.
	8.000% 09/15/29	750,000	847,249
Pinnacle Foods Finance LLC
	9.250% 04/01/15	335,000	216,075

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL— (continued)
Food — (continued)
Reddy Ice Holdings, Inc.
	10.500% 11/01/12	205,000	90,200
Smithfield Foods, Inc.
	7.750% 07/01/17	85,000	48,450
Food Total			12,604,976
Healthcare Products — 0.0%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	595,000	470,050
Healthcare Products Total			470,050
Healthcare Services — 0.1%
Community Health Systems, Inc.
	8.875% 07/15/15	340,000	312,800
DaVita, Inc.
	7.250% 03/15/15	340,000	323,000
HCA, Inc.
	9.250% 11/15/16	120,000	110,100
	PIK,
	9.625% 11/15/16	1,115,000	869,700
U.S. Oncology Holdings, Inc.
	PIK,
	8.334% 03/15/12(b)	209,000	131,670
U.S. Oncology, Inc.
	9.000% 08/15/12	75,000	68,250
Healthcare Services Total			1,815,520
Household Products/Wares — 0.2%
American Greetings Corp.
	7.375% 06/01/16	210,000	140,700
Clorox Co.
	5.950% 10/15/17	1,390,000	1,315,336
Fortune Brands, Inc.
	5.125% 01/15/11	1,565,000	1,503,192
Jostens IH Corp.
	7.625% 10/01/12	165,000	135,300
Household Products/Wares Total			3,094,528
Pharmaceuticals — 0.8%
Abbott Laboratories
	5.600% 05/15/11	7,000,000	7,390,943

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL— (continued)
Pharmaceuticals — (continued)
Elan Finance PLC
	8.875% 12/01/13	295,000	153,400
Omnicare, Inc.
	6.750% 12/15/13	300,000	255,000
Warner Chilcott Corp.
	8.750% 02/01/15	225,000	200,250
Wyeth
	5.500% 02/15/16	2,150,000	2,189,311
Pharmaceuticals Total			10,188,904
CONSUMER NON-CYCLICAL TOTAL			34,595,123
ENERGY — 4.2%
Coal — 0.0%
Arch Western Finance LLC
	6.750% 07/01/13	255,000	221,850
Massey Energy Co.
	6.875% 12/15/13	380,000	281,200
Coal Total			503,050
Oil & Gas — 1.8%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	2,125,000	1,670,239
Chesapeake Energy Corp.
	6.375% 06/15/15	415,000	327,850
Cimarex Energy Co.
	7.125% 05/01/17	170,000	132,600
Compton Petroleum Corp.
	7.625% 12/01/13	215,000	64,500
Frontier Oil Corp.
	8.500% 09/15/16	135,000	119,138
Gazprom International SA
	7.201% 02/01/20(d)	2,596,152	1,921,152
	7.201% 02/01/20	189,177	139,991
Hess Corp.
	7.300% 08/15/31	3,280,000	2,984,328
KCS Energy, Inc.
	7.125% 04/01/12	95,000	71,250
Marathon Oil Corp.
	6.000% 07/01/12	2,415,000	2,441,423
	6.000% 10/01/17	3,000,000	2,558,022
Newfield Exploration Co.
	6.625% 04/15/16	345,000	274,275

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Nexen, Inc.
	5.875% 03/10/35	2,745,000	2,066,678
OPTI Canada, Inc.
	8.250% 12/15/14	280,000	151,200
PetroHawk Energy Corp.
	7.875% 06/01/15(d)	335,000	247,900
Pioneer Natural Resources Co.
	5.875% 07/15/16	190,000	131,820
Pride International, Inc.
	7.375% 07/15/14	80,000	74,400
Qatar Petroleum
	5.579% 05/30/11(d)	1,380,666	1,289,795
Quicksilver Resources, Inc.
	7.125% 04/01/16	410,000	219,350
Range Resources Corp.
	7.500% 05/15/16	205,000	177,837
Southwestern Energy Co.
	7.500% 02/01/18(d)	310,000	271,250
Talisman Energy, Inc.
	5.850% 02/01/37	2,210,000	1,537,245
Tesoro Corp.
	6.625% 11/01/15	265,000	153,700
United Refining Co.
	10.500% 08/15/12	260,000	150,800
Valero Energy Corp.
	6.625% 06/15/37(h)	2,720,000	2,000,568
	6.875% 04/15/12	2,035,000	2,046,457
Oil & Gas Total			23,223,768
Oil & Gas Services — 0.8%
Halliburton Co.
	5.900% 09/15/18	4,800,000	5,064,038
Seitel, Inc.
	9.750% 02/15/14	165,000	59,400
Weatherford International Ltd.
	5.150% 03/15/13	4,090,000	3,601,535
	7.000% 03/15/38	1,510,000	1,158,945
Oil & Gas Services Total			9,883,918

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — 1.6%
Atlas Pipeline Partners LP
	8.125% 12/15/15	170,000	114,750
Duke Capital LLC
	4.370% 03/01/09	4,046,000	4,029,464
El Paso Corp.
	6.875% 06/15/14	530,000	427,877
Enbridge Energy Partners LP
	7.500% 04/15/38	1,265,000	987,143
Energy Transfer Partners LP
	6.000% 07/01/13	2,580,000	2,295,003
Kinder Morgan Energy Partners LP
	6.950% 01/15/38	2,220,000	1,795,418
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	260,000	193,700
MarkWest Energy Partners LP
	8.500% 07/15/16	185,000	117,937
ONEOK Partners LP
	6.850% 10/15/37	1,435,000	1,138,875
Plains All American Pipeline LP
	6.500% 05/01/18	2,950,000	2,352,619
TEPPCO Partners LP
	7.625% 02/15/12	3,991,000	3,844,263
TransCanada Pipelines Ltd.
	6.350% 05/15/67(b)	7,345,000	3,283,164
Williams Companies, Inc.
	8.125% 03/15/12	70,000	64,487
Pipelines Total			20,644,700
ENERGY TOTAL			54,255,436
FINANCIALS — 12.7%
Banks — 9.8%
American Express Credit Corp.
	5.875% 05/02/13	690,000	662,382
ANZ National International Ltd.
	6.200% 07/19/13(d)	5,120,000	4,953,907
Bank of New York Mellon Corp.
	4.500% 04/01/13(h)	3,755,000	3,733,690
	5.125% 08/27/13	1,105,000	1,129,129
Capital One Capital IV
	6.745% 02/17/37(b)	2,815,000	1,284,896
Capital One Financial Corp.
	5.700% 09/15/11	6,635,000	6,187,177

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
Chinatrust Commercial Bank
	5.625% 12/29/49(b)(d)	1,220,000	769,794
Citicorp Lease Pass-Through Trust
	8.040% 12/15/19(d)	6,000,000	5,651,250
Citigroup, Inc.
	5.000% 09/15/14	885,000	778,430
	6.125% 05/15/18	2,650,000	2,679,473
	6.500% 08/19/13	7,030,000	7,093,875
Comerica Bank
	5.200% 08/22/17	520,000	397,470
Deutsche Bank AG
	4.875% 05/20/13	9,665,000	9,489,000
Goldman Sachs Capital II
	5.793% 12/29/49(b)	1,410,000	542,036
Goldman Sachs Group, Inc.
	6.250% 09/01/17(h)	12,146,000	11,777,199
HSBC Bank USA
	3.875% 09/15/09	6,645,000	6,633,763
JPMorgan Chase & Co.
	6.000% 01/15/18	9,170,000	9,679,155
Keycorp
	6.500% 05/14/13	6,390,000	5,890,858
Lloyds TSB Group PLC
	6.267% 12/31/49(b)(d)	3,200,000	1,178,973
Merrill Lynch & Co., Inc.
	5.700% 05/02/17	3,535,000	3,131,855
	6.150% 04/25/13	4,615,000	4,572,953
	7.750% 05/14/38	2,235,000	2,462,257
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	2,690,000	2,484,046
Morgan Stanley
	5.750% 10/18/16	2,675,000	2,247,730
	6.625% 04/01/18	4,995,000	4,382,064
National Australia Bank Ltd.
	5.350% 06/12/13(d)	4,870,000	4,693,755
National City Bank of Cleveland
	6.200% 12/15/11	890,000	835,495
National City Bank of Kentucky
	6.300% 02/15/11	1,585,000	1,526,932

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
National City Corp.
	4.900% 01/15/15	540,000	449,968
	6.875% 05/15/19	1,840,000	1,475,391
Northern Trust Corp.
	5.500% 08/15/13	2,415,000	2,479,647
	6.500% 08/15/18	5,805,000	6,202,068
Regions Financing Trust II
	6.625% 05/15/47(b)	1,520,000	827,444
Union Planters Corp.
	4.375% 12/01/10	2,955,000	2,775,058
USB Capital IX
	6.189% 04/15/42(b)	5,645,000	2,653,150
Wachovia Capital Trust III
	5.800% 03/15/42(b)	6,485,000	3,826,150
Wachovia Corp.
	5.500% 05/01/13	1,045,000	1,033,339
Banks Total			128,571,759
Diversified Financial Services — 0.8%
Eaton Vance Corp.
	6.500% 10/02/17	3,015,000	2,671,573
Ford Motor Credit Co.
	7.800% 06/01/12	220,000	154,346
	8.000% 12/15/16	365,000	237,749
Fund American Companies, Inc.
	5.875% 05/15/13	3,225,000	2,347,120
GMAC LLC
	6.875% 09/15/11(d)	102,290	83,802
	8.000% 11/01/31(d)	162,000	96,291
International Lease Finance Corp.
	4.875% 09/01/10	4,040,000	3,166,895
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13(i)(j)	11,045,000	1,049,275
	6.875% 05/02/18(i)(j)	660,000	62,700
Nuveen Investments, Inc.
	10.500% 11/15/15(d)	230,000	50,888
Diversified Financial Services Total			9,920,639

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — 1.5%
Asurion Corp.
	7.695% 07/02/15(b)(e)	121,293	67,318
	8.325% 07/02/15(b)(e)	88,707	59,711
Crum & Forster Holdings Corp.
	7.750% 05/01/17	315,000	222,075
HUB International Holdings, Inc.
	10.250% 06/15/15(d)	260,000	114,725
ING Groep NV
	5.775% 12/29/49(b)	2,460,000	1,053,598
Liberty Mutual Group, Inc.
	7.500% 08/15/36(d)	5,775,000	3,516,478
	10.750% 06/15/58(b)(d)	4,295,000	2,362,250
New York Life Global Funding
	4.650% 05/09/13(d)	8,400,000	8,116,979
Principal Life Income Funding Trusts
	5.300% 04/24/13	4,100,000	3,840,585
USI Holdings Corp.
	9.750% 05/15/15(d)	180,000	71,775
Insurance Total			19,425,494
Real Estate Investment Trusts (REITs) — 0.5%
Camden Property Trust
	5.375% 12/15/13	5,483,000	3,452,914
Highwoods Properties, Inc.
	5.850% 03/15/17	1,040,000	643,338
Hospitality Properties Trust
	5.625% 03/15/17	2,730,000	1,258,909
Host Marriott LP
	6.750% 06/01/16	165,000	120,450
Liberty Property LP
	5.500% 12/15/16	3,310,000	1,969,860
Real Estate Investment Trusts (REITs) Total			7,445,471
Savings & Loans — 0.1%
Washington Mutual Bank
	5.125% 01/15/15(g)	6,935,000	694

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Savings & Loans — (continued)
World Savings Bank
	4.500% 06/15/09	1,125,000	1,065,287
Savings & Loans Total			1,065,981
FINANCIALS TOTAL			166,429,344
INDUSTRIALS— 1.8%
Aerospace & Defense — 0.3%
BE Aerospace, Inc.
	8.500% 07/01/18	220,000	198,000
L-3 Communications Corp.
	6.375% 10/15/15	220,000	205,700
Raytheon Co.
	5.375% 04/01/13	2,200,000	2,210,135
	7.200% 08/15/27	830,000	957,136
Sequa Corp.
	11.750% 12/01/15(d)	260,000	98,800
Aerospace & Defense Total			3,669,771
Electrical Components & Equipment — 0.0%
Belden, Inc.
	7.000% 03/15/17	95,000	71,250
General Cable Corp.
	0.875% 11/15/13	100,000	57,875
	6.258% 04/01/15(b)	125,000	58,438
	7.125% 04/01/17	145,000	95,700
Electrical Components & Equipment Total			283,263
Electronics — 0.0%
Flextronics International Ltd.
	6.250% 11/15/14	235,000	175,075
Electronics Total			175,075
Engineering & Construction — 0.0%
Esco Corp.
	8.625% 12/15/13(d)	160,000	112,000
Engineering & Construction Total			112,000
Environmental Control — 0.0%
Aleris International, Inc.
	10.000% 12/15/16	225,000	36,563
	PIK,
	9.000% 12/15/14	105,000	6,300
Allied Waste North America, Inc.
	7.125% 05/15/16	160,000	145,600
	7.875% 04/15/13	250,000	237,500
Environmental Control Total			425,963

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Hand / Machine Tools — 0.0%
Baldor Electric Co.
	8.625% 02/15/17	180,000	134,100
Hand / Machine Tools Total			134,100
Machinery — 0.4%
Caterpillar Financial Services Corp.
	4.250% 02/08/13	2,315,000	2,153,941
	5.450% 04/15/18	1,345,000	1,259,303
	6.200% 09/30/13	415,000	427,830
John Deere Capital Corp.
	4.950% 12/17/12	1,670,000	1,630,423
Machinery Total			5,471,497
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.
	8.250% 12/15/38	2,395,000	2,951,950
Terex Corp.
	8.000% 11/15/17	325,000	276,250
Machinery-Construction & Mining Total			3,228,200
Machinery-Diversified — 0.0%
Manitowoc Co., Inc.
	7.125% 11/01/13	280,000	212,800
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	65,000	55,900
Machinery-Diversified Total			268,700
Miscellaneous Manufacturing — 0.1%
American Railcar Industries, Inc.
	7.500% 03/01/14	185,000	122,100
Bombardier, Inc.
	6.300% 05/01/14(d)	305,000	250,862
Koppers Holdings, Inc.
	(f) 11/15/14 (9.875% 11/15/09)	260,000	201,500
TriMas Corp.
	9.875% 06/15/12	224,000	112,000
Trinity Industries, Inc.
	6.500% 03/15/14	295,000	247,063
Miscellaneous Manufacturing Total			933,525

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS— (continued)
Packaging & Containers – 0.0%
Berry Plastics Holding Corp.
	10.250% 03/01/16	305,000	108,275
Jefferson Smurfit Corp.
	8.250% 10/01/12	345,000	58,650
Solo Cup Co.
	8.500% 02/15/14	375,000	240,000
Packaging & Containers Total			406,925
Transportation — 0.7%
BNSF Funding Trust I
	6.613% 12/15/55(b)	2,450,000	1,543,500
Bristow Group, Inc.
	7.500% 09/15/17	135,000	90,450
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	900,000	829,903
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	205,000	113,775
PHI, Inc.
	7.125% 04/15/13	205,000	125,050
Ship Finance International Ltd.
	8.500% 12/15/13	205,000	145,550
TFM SA de CV
	9.375% 05/01/12	320,000	292,800
Union Pacific Corp.
	5.700% 08/15/18	2,775,000	2,671,590
	6.650% 01/15/11	2,635,000	2,625,804
Transportation Total			8,438,422
INDUSTRIALS TOTAL			23,547,441
TECHNOLOGY — 0.6%
Computers — 0.0%
Sungard Data Systems, Inc.
	9.125% 08/15/13	175,000	151,375
Computers Total			151,375
Semiconductors — 0.0%
Amkor Technology, Inc.
	9.250% 06/01/16	230,000	133,400
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	615,000	141,450
Semiconductors Total			274,850

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 0.6%
Oracle Corp.
	5.000% 01/15/11	4,005,000	4,113,043
	6.500% 04/15/38	3,050,000	3,357,925
Software Total			7,470,968
TECHNOLOGY TOTAL			7,897,193
UTILITIES— 3.5%
Electric — 3.2%
AEP Texas Central Co.
	6.650% 02/15/33	2,830,000	2,596,485
AES Corp.
	8.000% 10/15/17	315,000	258,300
CMS Energy Corp.
	6.875% 12/15/15	160,000	136,453
Commonwealth Edison Co.
	4.700% 04/15/15	1,125,000	1,008,487
	5.900% 03/15/36	815,000	677,774
	5.950% 08/15/16	3,430,000	3,200,873
	6.950% 07/15/18	1,630,000	1,543,243
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	5,485,000	5,860,536
Duke Energy Corp.
	5.300% 10/01/15	6,000,000	6,258,126
Edison Mission Energy
	7.000% 05/15/17	295,000	256,650
Energy Future Holdings Corp.
	10.875% 11/01/17(d)	260,000	184,600
Exelon Generation Co. LLC
	6.200% 10/01/17	3,000,000	2,580,036
	6.950% 06/15/11	800,000	776,559
FPL Energy National Wind LLC
	5.608% 03/10/24(d)	514,022	407,557
Hydro Quebec
	8.500% 12/01/29	1,510,000	2,455,275
Intergen NV
	9.000% 06/30/17(d)	460,000	377,200
Ipalco Enterprises, Inc.
	7.250% 04/01/16(d)	55,000	45,100
MidAmerican Energy Holdings Co.
	5.000% 02/15/14	3,300,000	3,121,741

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
NRG Energy, Inc.
	7.375% 02/01/16	315,000	292,950
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(d)	225,000	175,500
Oncor Electric Delivery Co.
	5.950% 09/01/13(d)	3,110,000	2,900,476
Pacific Gas & Electric Co.
	4.200% 03/01/11	3,476,000	3,433,847
Southern Power Co.
	6.375% 11/15/36	965,000	787,540
Texas Competitive Electric Holdings Co.
	PIK,
	10.500% 11/01/16(d)	840,000	420,000
Windsor Financing LLC
	5.881% 07/15/17(d)	1,381,745	1,457,838
Electric Total			41,213,146
Gas — 0.3%
Atmos Energy Corp.
	6.350% 06/15/17	2,065,000	1,829,631
Nakilat, Inc.
	6.067% 12/31/33(d)	2,140,000	1,434,271
Gas Total			3,263,902
Other Industrial Development Bonds — 0.0%
Dynegy Holdings, Inc.
	7.125% 05/15/18	450,000	274,500
Mirant Americas Generation LLC
	8.500% 10/01/21	450,000	342,000
Other Industrial Development Bonds Total			616,500
UTILITIES TOTAL			45,093,548

	Total Corporate Fixed-Income Bonds & Notes (cost of $503,651,392)		430,535,768

Commercial Mortgage-Backed Securities — 13.2%
Bear Stearns Commercial Mortgage Securities
	4.674% 06/11/41	11,460,000	9,681,824
	4.740% 03/13/40	640,000	569,198
	4.750% 02/13/46(b)	5,060,000	4,155,069
	4.830% 08/15/38	3,530,000	3,276,242
	4.933% 02/13/42(b)	4,535,000	3,895,745
	5.877% 09/11/38(b)	482,000	393,235

		Par ($)(a)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Chase Commercial Mortgage Securities Corp.
	6.275% 02/12/16(b)(d)	13,600,000	13,248,152
Credit Suisse Mortgage Capital Certificates
	5.827% 06/15/38(b)	15,000,000	12,125,203
CS First Boston Mortgage Securities Corp.
	4.577% 04/15/37	2,319,000	2,168,088
GE Capital Commercial Mortgage Corp.
	5.189% 07/10/39(b)	14,309,000	12,202,598
GMAC Commercial Mortgage Securities, Inc.
	1.252% 07/15/29(b)	8,384,381	361,533
Greenwich Capital Commercial Funding Corp.
	4.533% 01/05/36	1,666,000	1,556,229
GS Mortgage Securities Corp. II
	6.526% 08/15/18(d)	6,170,000	5,984,126
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.050% 12/12/34	7,975,000	7,205,807
	5.804% 06/15/49(b)	13,000,000	9,937,528
	5.814% 06/12/43(b)	9,095,000	6,997,532
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	3,555,000	3,200,218
	5.084% 02/15/31	10,080,000	8,784,377
	5.103% 11/15/30	10,000,000	9,034,934
	6.462% 03/15/31	7,330,000	7,090,148
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.533% 12/15/30(b)	26,649,941	330,872
Merrill Lynch Mortgage Trust
	4.747% 06/12/43(b)	6,450,000	5,211,228
Morgan Stanley Capital I
	4.989% 08/13/42	4,090,000	3,341,431
	5.168% 01/14/42	5,665,000	4,757,810
	5.208% 11/14/42(b)	3,710,000	3,011,045
Wachovia Bank Commercial Mortgage Trust
	5.209% 10/15/44(b)	12,960,000	10,582,221
	5.416% 01/15/45(b)	5,000,000	3,881,671
	5.418% 01/15/45(b)	9,000,000	7,018,523
	5.609% 03/15/45(b)	5,635,000	2,873,338
	5.726% 06/15/45	6,083,954	5,880,389

			Par ($)(a)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	5.903% 02/15/51(b)		7,000,000	3,248,127

	Total Commercial Mortgage-Backed Securities (cost of $203,603,677)			172,004,441

Government & Agency Obligations — 7.2%
FOREIGN GOVERNMENT OBLIGATIONS — 6.2%
African Development Bank
	1.950% 03/23/10	JPY	497,000,000	5,559,432
Aries Vermoegensverwaltungs GmbH
	7.750% 10/25/09	EUR	750,000	1,081,382
Belgium Government Bond
	3.750% 09/28/15	EUR	1,305,000	1,829,783
Canada Housing Trust No. 1
	3.950% 12/15/11(d)	CAD	760,000	652,670
Corp. Andina de Fomento
	6.375% 06/18/09	EUR	870,000	1,217,850
Eksportfinans A/S
	1.600% 03/20/14	JPY	150,000,000	1,636,167
	1.800% 06/21/10	JPY	310,000,000	3,446,348
European Investment Bank
	0.723% 09/21/11(b)	JPY	435,000,000	4,714,522
	1.250% 09/20/12	JPY	50,000,000	551,949
	1.400% 06/20/17	JPY	68,300,000	734,408
	3.625% 10/15/13	EUR	1,130,000	1,605,241
	5.500% 12/07/11	GBP	190,000	293,725
Federal Republic of Germany
	4.250% 07/04/14	EUR	2,825,000	4,284,668
	4.250% 07/04/17	EUR	3,850,000	5,878,135
Government of Canada
	4.000% 06/01/16	CAD	330,000	297,144
	4.500% 06/01/15	CAD	325,000	300,353
Inter-American Development Bank
	1.900% 07/08/09	JPY	330,000,000	3,659,316
Japan Finance Organization for Municipal Enterprises
	1.900% 06/22/18	JPY	60,000,000	680,207
Kingdom of Norway
	6.000% 05/16/11	NOK	4,155,000	639,345
Kingdom of Sweden
	4.000% 12/01/09	SEK	1,405,000	182,020
	5.500% 10/08/12	SEK	3,580,000	513,016

			Par ($)(a)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Kreditanstalt fuer Wiederaufbau
	0.674% 08/08/11(b)	JPY	400,000,000	4,413,260
	4.375% 03/15/18		4,210,000	4,566,124
Netherlands Government Bond
	3.250% 07/15/15	EUR	1,820,000	2,535,438
New South Wales Treasury Corp.
	5.500% 08/01/14	AUD	330,000	237,454
Province of Ontario
	1.875% 01/25/10	JPY	415,000,000	4,634,687
Province of Quebec
	5.125% 11/14/16		3,060,000	3,247,569
	6.000% 10/01/12	CAD	550,000	497,972
Republic of Finland
	5.375% 07/04/13	EUR	725,000	1,102,568
Republic of France
	3.000% 10/25/15	EUR	1,865,000	2,590,687
	3.750% 04/25/17	EUR	570,000	818,911
	4.000% 04/25/13	EUR	2,820,000	4,123,854
	4.750% 10/25/12	EUR	2,355,000	3,516,389
Republic of Ireland
	5.000% 04/18/13	EUR	1,000,000	1,465,209
Republic of Italy
	4.250% 02/01/15	EUR	1,385,000	1,966,957
Republic of Poland
	5.750% 03/24/10	PLN	2,105,000	711,717
Svensk Exportkredit AB
	5.125% 03/01/17		310,000	339,688
United Kingdom Treasury
	4.750% 06/07/10	GBP	571,000	864,335
	5.000% 03/07/25	GBP	1,630,000	2,652,130
	8.000% 09/27/13	GBP	450,000	804,756
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL			80,847,386
U.S. GOVERNMENT OBLIGATIONS — 1.0%
U.S. Treasury Inflation Indexed Bonds
	3.375% 04/15/32(k)(l)		8,861,048	10,926,089
U.S. Treasury Notes
	1.125% 12/15/11(l)		780,000	783,473

		Par ($)(a)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS— (continued)
	2.000% 11/30/13	1,480,000	1,518,388
U.S. GOVERNMENT OBLIGATIONS TOTAL			13,227,950

	Total Government & Agency Obligations (cost of $84,972,807)		94,075,336

Asset-Backed Securities — 7.1%
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	101,988	82,869
Capital One Multi-Asset Execution Trust
	4.850% 11/15/13	3,905,000	3,680,758
	4.850% 02/18/14	5,000,000	4,639,086
Carmax Auto Owner Trust
	5.270% 11/15/12	12,500,000	11,700,916
Contimortgage Home Equity Trust
	6.880% 01/15/28	117,198	101,226
	8.180% 12/25/29(b)	120,467	119,321
Daimler Chrysler Auto Trust
	4.940% 02/08/12	8,935,000	8,401,764
Discover Card Master Trust
	5.100% 10/15/13	7,750,000	7,283,577
First Alliance Mortgage Loan Trust
	7.625% 07/25/25	762,659	612,945
First Plus Home Loan Trust
	7.720% 05/10/24(b)	104,183	104,067
Ford Credit Auto Owner Trust
	4.950% 03/15/13	7,500,000	6,682,696
	5.160% 04/15/13	5,650,000	5,010,645
Franklin Auto Trust
	5.360% 05/20/16	3,200,000	2,906,168
Harley-Davidson Motorcycle Trust
	2.960% 02/15/12	396,805	365,044
Honda Auto Receivables Owner Trust
	4.470% 01/18/12	7,550,000	7,218,435
IMC Home Equity Loan Trust
	7.500% 04/25/26	213,903	213,221
Long Beach Auto Receivables Trust
	4.250% 04/15/12	4,088,956	3,843,984
Master Asset Backed Securities Trust
	0.611% 02/25/36(b)	501,064	491,668

		Par ($)(a)	Value ($)
Asset-Backed Securities — (continued)
Money Store Home Equity Trust
	1.495% 08/15/29(b)	3,629,871	2,549,889
Morgan Stanley Mortgage Loan Trust
	0.591% 10/25/36(b)	1,188,059	1,016,789
Nissan Auto Receivables Owner Trust
	4.280% 06/16/14	3,000,000	2,706,249
SACO I, Inc.
	0.671% 04/25/35(b)(d)	291,667	113,206
SLM Student Loan Trust
	2.056% 03/15/17(b)	4,151,479	3,566,324
	2.076% 12/15/20(b)	9,792,000	7,707,021
USAA Auto Owner Trust
	4.280% 10/15/12	12,155,000	11,410,498

	Total Asset-Backed Securities (cost of $102,734,957)		92,528,366

Collateralized Mortgage Obligations — 1.0%
NON - AGENCY — 1.0%
Bear Stearns Alt-A Trust
	0.751% 01/25/35(b)	1,954,132	753,199
	4.923% 10/25/33(b)	1,538,686	1,199,955
Citigroup Mortgage Loan Trust, Inc.
	5.883% 09/25/37(b)	5,144,531	2,820,266
Countrywide Alternative Loan Trust
	0.561% 03/25/36(b)	112,080	110,083
Countrywide Home Loan Mortgage Pass Through Trust
	4.594% 12/19/33(b)	2,678,243	2,100,166
Morgan Stanley Mortgage Loan Trust
	0.691% 02/25/47(b)	7,463,034	3,389,915
Sequoia Mortgage Trust
	1.388% 07/20/34(b)	2,053,208	1,503,296
Structured Asset Securities Corp.
	5.500% 07/25/33	2,078,092	1,931,685
NON-AGENCY TOTAL			13,808,565

	Total Collateralized Mortgage Obligations (cost of $23,031,359)		13,808,565

Municipal Bonds and Notes — 1.0%
CALIFORNIA — 0.5%
CA Los Angeles Community College District
	Series 2008 F-1,
	5.000% 08/01/33	6,200,000	5,824,280
	CALIFORNIA TOTAL		13,808,565

		Par ($)(a)	Value ($)
Municipal Bonds— (continued)
NEW YORK — 0.5%
NY Triborough Bridge & Tunnel Authority
	Series 2008 C,
	5.000% 11/15/38	7,500,000	6,942,225
NEW YORK TOTAL			13,808,565
Virginia — 0.0%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	310,000	169,496
VIRGINIA TOTAL			13,808,565

	Total Municipal Bonds (cost of $13,876,818)		12,936,001

		Shares
Preferred Stock — 0.0%
FINANCIALS — 0.0%
Banking — 0.0%
	Preferred Blocker, Inc. 7.000%(d)	50	12,500
Banking Total			12,500
FINANCIALS TOTAL			12,500

	Total Preferred Stock (cost of $10,000)		12,500
Securities Lending Collateral — 0.4%
	State Street Navigator Securities Lending Prime Portfolio (m) (7 day yield of 2.204%)	5,148,310	5,148,310

	Total Securities Lending Collateral (cost of $5,148,310)		5,148,310

		Par ($)(a)
Short-Term Obligation — 0.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/08, due 01/02/09 at 0.010%, collateralized U.S. Government Agency Obligation maturing 11/16/12, market value of $4,367,944 (repurchase proceeds $4,281,002)	4,281,000	4,281,000

	Total Short-Term Obligation (cost of $4,281,000)		4,281,000

Total Investments — 104.5% (cost of $1,460,043,201)(n)(o)	$1,364,122,454

Obligation to Return Collateral for Securities Loaned — (0.4)%	(5,148,310)

Other Assets & Liabilities, Net — (4.1)%	(53,649,934)

Net Assets — 100.0%	$1,305,324,210

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon quotations from market makers.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$76,648,946	$(1,138,984)
	Level 2 – Other Significant Observable Inputs	1,285,633,961	(606,278)
	Level 3 – Significant Unobservable Inputs	1,839,547	—
	Total	$1,364,122,454	$(1,745,262)

	*Other financial instruments consist of forward foreign currency exchange contracts, futures contracts and credit default swap contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending December 31, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of March 31,2008	$22,668,473	$—

	Accretion of discounts	6,865	—

	Realized loss	(2,180,982)	—

	Change in unrealized depreciation	(2,980,186)	—

	Net sales	(12,854,359)	—

	Transfer out of Level 3	(2,820,264)	—

	Balance as of December 31, 2008	$1,839,547	$—

(a)	Principal amount is stated in United States dollars unless otherwise noted.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2008.

(c)	Security, or a portion thereof, purchased on a delayed delivery basis.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities, which are not illiquid except for the following, amounted to $79,000,722, which represents 6.1% of net assets.

Acquisition
	Security	Date	Par/Unit	Cost	Value
	ACE Cash Express, Inc. 10.250% 10/01/14	10/05/06	$190,000	$191,367	$38,000
	Local TV Finance LLC, 9.250% 06/15/15	05/07/07	170,000	171,169	37,400
	Orascom Telecom Finance SCA 7.875% 2/08/14	02/01/07	170,000	170,000	90,100
	Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07	340,000	344,643	292,992
$458,492

(e)	Loan participation agreement.

(f)	Step bond. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(g)	The issuer is in default of certain debt covenants. Income is not being accrued. At December 31, 2008, the value of these securities amounted to $20,494, which represents less than 0.1% of net assets.

(h)	This security or a portion of the security is pledged as collateral for open credit default swap contracts. At December 31, 2008, the total market value of securities pledged amounted to $10,450,000.

(i)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2008, the value of these securities amounted to $1,111,975, which represents 0.1% of net assets.

(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $1,111,975, which represents 0.1% of net assets.

(k)	All or a portion of this security is pledged as collateral for open futures contracts. At December 31, 2008, market value of this security pledged amounted to $3,082,617.

(l)	All or a portion of this security was on loan at December 31, 2008. The total market value of securities on loan at December 31, 2008 is $4,981,196.

(m)	Investment made with cash collateral received from securities lending activity.

(n)	Cost for federal income tax purposes is $1,460,065,828.

(o)	Unrealized appreciation and depreciation at December 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized		Net Unrealized
	Appreciation	Depreciation		Depreciation
	$38,348,456		$(134,291,830)		$(95,943,374)

At December 31, 2008, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
5-Year U.S. Treasury Notes	550	$65,480,079	$63,269,697	Mar-2009	$(2,210,382)
10-Year U.S. Treasury Notes	375	47,156,250	43,967,044	Mar-2009	(3,189,206)
					$(5,399,588)

At December 31, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
30-Year U.S. Treasury Bonds	307	$42,380,391	$38,119,787	Mar-2009	$4,260,604

Forward foreign currency exchange contracts outstanding on December 31, 2008 are:

				Unrealized
Forward Foreign Currency		Aggregate	Settlement	Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)
CAD	$342,084	$342,512	01/26/09	$(428)
EUR	2,708,120	2,994,206	01/15/09	(286,086)
EUR	7,576,668	8,098,145	01/21/09	(521,477)
EUR	21,863,500	22,219,750	01/26/09	(356,250)
GBP	664,505	643,950	01/14/09	20,555
GBP	3,656,993	3,521,500	01/15/09	135,493
				$(1,008,193)

At December 31, 2008, the Fund has entered into the following credit default swap contracts:

Swap	Referenced	Buy (Sale)	Receive (Pay)	Expiration	Notional	Net Unrealized Appreciation
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	(Depreciation)
Barclays	SLM Corp. 5.125% 08/27/12	Sale	4.750%	03/20/09	$3,500,000	$(16,466)
JPMorgan	Capital One Financial 6.250% 11/15/13	Sale	2.750%	12/20/13	6,580,000	(472,311)
Morgan Stanley	Macy’s, Inc. 7.450% 07/15/17	Buy	(3.600)%	12/20/13	7,055,000	915,407
Morgan Stanley	Home Depot, Inc. 5.875 12/16/36	Buy	(3.350)%	12/20/13	9,000,000	(241,171)
Morgan Stanley	Limited Brands, Inc. 6.125% 12/01/12	Buy	(5.270)%	12/20/13	9,250,000	230,608
Barclays	Limited Brands, Inc. 6.125% 12/01/12	Buy	(6.150)%	03/20/14	1,000,000	(14,152)
						$401,915

Acronym	Name

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Currency
GBP	Great Britain Pound
I.O.	Interest Only
JPY	Japanese Yen
NOK	Norwegian Krone
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Krona
TBA	To Be Announced

INVESTMENT PORTFOLIO

December 31, 2008 (Unaudited)	Columbia Virginia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 96.1%
EDUCATION — 1.9%
Education — 1.9%
VA Amherst Industrial Development Authority
	Sweet Briar Institute,
	Series 2006,
	5.000% 09/01/26	1,000,000	684,820
VA College Building Authority
	Regent University,
	Series 2006,
	5.000% 06/01/21	1,100,000	932,404
	Roanoke College,
	Series 2007,
	5.000% 04/01/23	1,000,000	901,470
	Washington & Lee University,
	Series 1998,
	Insured: MBIA
	5.250% 01/01/26	3,115,000	3,261,841
Education Total			5,780,535
EDUCATION TOTAL			5,780,535
HEALTH CARE — 7.7%
Continuing Care Retirement — 1.5%
VA Fairfax County Economic Development Authority
	Goodwin House, Inc.,
	Series 2007,
	5.000% 10/01/22	2,500,000	1,722,775
	Greenspring Village, Inc.,
	Series 2006 A,
	4.750% 10/01/26	2,000,000	1,325,560
VA Henrico County Economic Development Authority
	Westminster-Canterbury,
	Series 2006:
	5.000% 10/01/21	1,000,000	765,470
	5.000% 10/01/22	1,000,000	747,640
Continuing Care Retirement Total			4,561,445
Hospitals — 6.2%
AZ University Medical Center Corp. Hospital Revenue
	Series 2004,
	5.250% 07/01/14	1,000,000	968,480
VA Fairfax County Industrial Development Authority
	Inova Health Systems,
	Series 1993,
	Insured: MBIA
	5.250% 08/15/19	1,000,000	1,004,710

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
VA Fredericksburg Economic Development Authority
	Medicorp Health Systems
	Series 2007:
	5.250% 06/15/18	3,000,000	2,898,030
	5.250% 06/15/20	6,495,000	5,984,039
VA Medical College of Virginia Hospital Authority
	University Health Services,
	Series 1998,
	Insured: MBIA
	4.800% 07/01/11	1,000,000	997,140
VA Roanoke Industrial Development Authority
	Carilion Health Center,
	Series 2002 A,
	Insured: MBIA
	5.250% 07/01/12	4,000,000	4,149,880
VA Small Business Financing Authority Hospital Revenue
	Wellmont Health Systems Project
	Series 2007 A,
	5.125% 09/01/22	710,000	525,350
VA Stafford County Economic Development Authority Hospital Facilities
	Series 2006,
	5.250% 06/15/24	1,000,000	833,800
VA Winchester Industrial Development Authority Hospital Revenue,
	Series 2007,
	5.000% 01/01/26	1,250,000	1,134,025
WI Health & Educational Facilities Authority
	Agnesian Healthcare, Inc.,
	Series 2001,
	6.000% 07/01/21	1,000,000	947,840
Hospitals Total			19,443,294
HEALTH CARE TOTAL			24,004,739
HOUSING — 3.0%
Multi-Family — 3.0%
VA Housing Development Authority
	Series 2000 B, AMT,
	5.875% 08/01/15	2,655,000	2,670,824
VA Prince William County Virginia Industrial Development Authority Multifamily Housing
	CRS Triangle Housing Corp.
	Series 1998 C,
	7.000% 07/01/29	1,085,000	831,023

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Multi-Family — (continued)
VA Suffolk Redevelopment & Housing Authority
	Windsor Fieldstone LP,
	Series 2001,
	4.850% 07/01/31	5,800,000	5,966,402
Multi-Family Total			9,468,249
HOUSING TOTAL			9,468,249
INDUSTRIALS — 1.6%
Chemicals — 0.1%
VA Giles County Industrial Development Authority
	Hoechst Celanese Corp.,
	Series 1995, AMT,
	5.950% 12/01/25	550,000	293,838
Chemicals Total			293,838
Forest Products & Paper — 1.2%
AL Mobile Industrial Development Board Pollution Control Revenue
	International Paper Co.,
	Series 1998 B,
	4.750% 04/01/10	2,250,000	2,169,742
GA Richmond County Development Authority
	International Paper Co.,
	Series 2001 A,
	5.150% 03/01/15	1,450,000	1,189,725
MS Warren County Environmental Improvement
	International Paper Co.,
	Series 2000 A, AMT,
	6.700% 08/01/18	500,000	393,830
Forest Products & Paper Total			3,753,297
Other Industrial Development Bonds — 0.3%
VA Peninsula Ports Authority
	Dominion Resources, Inc.,
	Series 2003,
	GTY AGMT: Dominion Energy
	5.000% 10/01/33 (a)	1,000,000	981,460
Other Industrial Development Bonds Total			981,460
INDUSTRIALS TOTAL			5,028,595
OTHER — 22.3%
Other — 4.1%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B:
	5.000% 12/01/12	3,000,000	2,873,340
	5.000% 12/01/14	560,000	517,048
VA Norfolk Parking Systems Revenue
	Series 2005 A,
	Insured: MBIA
	5.000% 02/01/21	5,170,000	5,160,487

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Other — (continued)
VA Virginia Beach Development Authority
	Series 2005 A,
	5.000% 05/01/21	4,000,000	4,093,400
Other Total			12,644,275
Pool/Bond Bank — 9.8%
VA Resources Authority Airports Revenue
	Series 2001 A,
	5.250% 08/01/18	1,205,000	1,250,175
VA Resources Authority Clean Water Revenue
	Series 2005:
	5.500% 10/01/19	5,180,000	5,950,888
	5.500% 10/01/20	3,500,000	3,962,490
	5.500% 10/01/21	6,475,000	7,271,749
	Series 2008,
	5.000% 10/01/29	5,000,000	5,030,300
VA Resources Authority Infrastructure Revenue
	Pooled Financing Program:
	Series 2002 B,
	5.000% 11/01/13	1,175,000	1,300,572
	Series 2003:
	5.000% 11/01/18	1,075,000	1,129,481
	5.000% 11/01/19	1,125,000	1,166,929
	5.000% 11/01/21	1,185,000	1,209,375
	5.000% 11/01/22	1,100,000	1,115,004
	Series 2005 B,
	5.000% 11/01/18	1,030,000	1,110,402
Pool/Bond Bank Total			30,497,365
Refunded/Escrowed (b) — 8.4%
AZ School Facilities Board
	Series 2002,
	Pre-refunded 07/01/12,
	5.250% 07/01/14	2,030,000	2,261,420
MS Hospital Facilities & Equipment Authority
	Forrest County General Hospital,
	Series 2000,
	Pre-refunded 01/01/11,
	Insured: FSA
	5.625% 01/01/20	1,285,000	1,395,651
TX Trinity River Authority Water Revenue
	Series 2003,
	Pre-refunded 02/01/13,
	Insured: MBIA
	5.500% 02/01/14	2,795,000	3,160,279

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed (b) — (continued)
VA Montgomery County Industrial Development Authority
	Series 2000 B,
	Pre-refunded 01/15/11,
	Insured: AMBAC
	5.500% 01/15/22	2,000,000	2,177,280
VA Resources Authority Infrastructure Revenue
	Pooled Financing Program,
	Series 2000 A,
	Pre-refunded 05/01/11,
	Insured: MBIA
	5.500% 05/01/21	1,070,000	1,175,663
VA Richmond
	Series 1999 A,
	Pre-refunded 01/15/10,
	Insured: FSA
	5.000% 01/15/19	2,855,000	3,004,231
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Refunded to various dates/prices:
	5.250% 06/01/19	4,000,000	4,193,440
	5.500% 06/01/26	4,250,000	4,702,625
VA Virginia Beach Water & Sewer Revenue
	Series 2000,
	Pre-refunded 08/01/10:
	5.250% 08/01/17	1,790,000	1,903,235
	5.250% 08/01/19	2,035,000	2,163,734
Refunded/Escrowed Total			26,137,558
OTHER TOTAL			69,279,198
RESOURCE RECOVERY — 1.7%
Disposal — 0.6%
VA Arlington County Industrial Development Authority
	Ogden Martin Systems of Union,
	Series 1998 B, AMT,
	Insured: FSA
	5.250% 01/01/10	1,855,000	1,877,334
Disposal Total			1,877,334

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — (continued)
Resource Recovery — 1.1%
VA Fairfax County Economic Development Authority
	Series 1998 A, AMT,
	Insured: AMBAC
	6.050% 02/01/09	3,385,000	3,388,791
Resource Recovery Total			3,388,791
RESOURCE RECOVERY TOTAL			5,266,125
TAX-BACKED — 50.7%
Local Appropriated — 9.7%
VA Arlington County Industrial Development Authority
	Series 2004:
	5.000% 08/01/17	1,205,000	1,288,410
	5.000% 08/01/18	1,205,000	1,269,034
VA Bedford County Economic Development Authority
	Series 2006,
	Insured: MBIA
	5.000% 05/01/15	1,230,000	1,317,404
VA Fairfax County Economic Development Authority
	Series 2003,
	5.000% 05/15/15	6,260,000	6,935,517
	Series 2005 I-A,
	5.000% 04/01/19	1,380,000	1,442,997
	Series 2005,
	5.000% 01/15/24	2,315,000	2,352,202
VA Hampton Roads Regional Jail Authority
	Series 2004,
	Insured: MBIA:
	5.000% 07/01/14	1,750,000	1,873,060
	5.000% 07/01/15	1,685,000	1,787,937
	5.000% 07/01/16	1,930,000	2,027,851
VA James City County Economic Development Authority
	Series 2006,
	Insured: FSA
	5.000% 06/15/23	2,000,000	2,026,940
VA Montgomery County Industrial Development Authority
	Series 2008,
	5.000% 02/01/29	1,000,000	889,470
VA New Kent County Economic Development Authority
	Series 2006,
	Insured: FSA:
	5.000% 02/01/15	1,000,000	1,092,170
	5.000% 02/01/21	2,075,000	2,113,719
VA Prince William County Industrial Development Authority
	Series 2005,
	5.250% 02/01/17	1,115,000	1,252,234

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local Appropriated — (continued)
	Series 2006 A,
	Insured: AMBAC:
	5.000% 09/01/17	800,000	840,304
	5.000% 09/01/21	1,625,000	1,611,350
Local Appropriated Total			30,120,599
Local General Obligations — 19.5%
VA Arlington County
	Series 1993,
	6.000% 06/01/12	3,285,000	3,694,541
	Series 2006,
	5.000% 08/01/17	4,000,000	4,482,440
VA Hampton
	Series 2004,
	5.000% 02/01/15	1,275,000	1,413,134
	Series 2005 A,
	Insured: FGIC
	5.000% 04/01/18	1,500,000	1,588,095
VA Henrico County
	Series 2008 A,
	5.000% 12/01/21	1,000,000	1,068,320
VA Leesburg
	Series 2006 B,
	Insured: MBIA
	5.000% 09/15/17	1,145,000	1,293,312
VA Loudoun County
	Series 1998 B,
	5.250% 12/01/15	1,000,000	1,150,420
	Series 2005 A,
	5.000% 07/01/14	4,000,000	4,495,560
VA Manassas Park
	Series 2008,
	Insured: FSA
	5.000% 01/01/22	1,205,000	1,261,900
VA Newport News
	Series 2005 A,
	5.250% 01/15/23	1,510,000	1,550,966
	Series 2006 B,
	5.250% 02/01/18	3,030,000	3,439,959
	Series 2007 B,
	5.250% 07/01/20	2,000,000	2,204,400
VA Norfolk
	Series 2002 B,
	Insured: FSA
	5.250% 07/01/11	2,000,000	2,152,160
	Series 2005,
	Insured: MBIA
	5.000% 03/01/15	5,070,000	5,610,918
VA Pittsylvania County
	Series 2008 B,
	5.500% 02/01/23	1,030,000	1,057,213

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
VA Portsmouth
	Series 2001 A,
	Insured: FGIC
	5.500% 06/01/17	1,030,000	1,032,771
	Series 2003,
	Insured: FSA:
	5.000% 07/01/17	4,385,000	4,746,850
	5.000% 07/01/19	2,060,000	2,146,355
	Series 2006 A,
	Insured: MBIA
	5.000% 07/01/16	1,000,000	1,126,280
VA Richmond
	Series 2002,
	Insured: FSA
	5.250% 07/15/11	2,150,000	2,326,063
	Series 2005 A,
	Insured: FSA
	5.000% 07/15/15	8,840,000	10,020,052
VA Virginia Beach
	Series 2004 B:
	5.000% 05/01/13	1,305,000	1,445,914
	5.000% 05/01/17	1,000,000	1,133,680
Local General Obligations Total			60,441,303
Special Non-Property Tax — 10.5%
IL Metropolitan Pier & Exposition Authority
	Series 2002 B,
	Insured: MBIA
	5.250% 06/15/11	4,500,000	4,795,335
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC:
	5.500% 07/01/19	5,000,000	4,387,900
	5.500% 07/01/22	5,000,000	4,163,850
VA Greater Richmond Convention Center Authority
	Series 2005,
	Insured: MBIA:
	5.000% 06/15/15	2,480,000	2,655,956
	5.000% 06/15/18	3,800,000	3,923,196
	5.000% 06/15/25	3,000,000	2,829,570
VA Marquis Community Development Authority
	Series 2007,
	5.625% 09/01/18	3,000,000	2,284,890
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,000,000	1,406,420

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
VA Reynolds Crossing Community Development Authority
	Series 2007,
	5.100% 03/01/21	2,150,000	1,701,080
VA Watkins Centre Community Development Authority
	Series 2007,
	5.400% 03/01/20	2,250,000	1,608,817
VA White Oak Village Shops Virginia Community Development Authority
	Series 2007,
	5.300% 03/01/17	3,900,000	2,913,378
Special Non-Property Tax Total			32,670,392
Special Property Tax — 0.9%
VA Fairfax County Economic Development Authority
	Series 2004,
	Insured: MBIA
	5.000% 04/01/24	2,865,000	2,915,710
Special Property Tax Total			2,915,710
State Appropriated — 8.6%
VA Biotechnology Research Park Authority
	Series 2001,
	5.125% 09/01/16	1,100,000	1,156,166
VA College Building Authority
	Series 2006 A:
	5.000% 09/01/13	2,000,000	2,217,020
	5.000% 09/01/14	2,925,000	3,275,064
VA Port Authority
	Series 2003, AMT,
	Insured: MBIA:
	5.125% 07/01/14	1,360,000	1,312,332
	5.125% 07/01/15	1,430,000	1,365,321
	5.250% 07/01/17	1,585,000	1,476,253
VA Public Building Authority
	Series 2005 C,
	5.000% 08/01/14	2,000,000	2,237,540
	Series 2006 A,
	5.000% 08/01/15	4,775,000	5,380,470
VA Public School Financing Authority
	Series 2004 C,
	5.000% 08/01/16	7,425,000	8,366,342
State Appropriated Total			26,786,508
State General Obligations — 1.5%
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	2,000,000	1,806,660

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — (continued)
PR Puerto Rico Public Buildings Authority
	Series 2007,
	5.500% 07/01/24	3,425,000	2,792,574
State General Obligations Total			4,599,234
TAX-BACKED TOTAL			157,533,746
TRANSPORTATION — 0.7%
Airports — 0.3%
DC Metropolitan Airport Authority
	Series 1998 B, AMT,
	Insured: MBIA
	5.250% 10/01/10	1,000,000	1,010,510
Airports Total			1,010,510
Toll Facilities — 0.4%
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/17	1,000,000	1,046,460
Toll Facilities Total			1,046,460
TRANSPORTATION TOTAL			2,056,970
UTILITIES — 6.5%
Investor Owned — 0.9%
IN Jasper County Indiana Pollution Control Revenue
	Series 1988 A,
	Insured: MBIA
	5.600% 11/01/16	2,000,000	1,926,960
VA Louisa Industrial Development Authority
	Electric and Power Co.,
	Series 2008,
	5.375% 11/01/35 (a)	1,000,000	976,770
Investor Owned Total			2,903,730
Joint Power Authority — 0.9%
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	2,000,000	1,834,600
WA Energy Northwest Electric
	Series 2002 A,
	Insured: MBIA
	5.750% 07/01/18	1,000,000	1,073,510
Joint Power Authority Total			2,908,110

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Municipal Electric — 0.3%
PR Puerto Rico Electric Power Authority Power Revenue
	Series 2007 V,
	Insured: FGIC
	5.250% 07/01/24	1,000,000	792,720
Municipal Electric Total			792,720
Water & Sewer — 4.4%
VA Fairfax County Water Authority
	Series 2005 B,
	5.250% 04/01/19	1,835,000	2,061,531
VA Hampton Roads Sanitation District
	Series 2007,
	5.000% 04/01/22	1,000,000	1,040,730
	Series 2008,
	5.000% 04/01/24	3,000,000	3,067,800
VA Newport News Water Revenue
	Series 2007,
	Insured: FSA
	5.000% 06/01/19	1,035,000	1,103,517
VA Richmond Public Utility Revenue
	Series 2007,
	Insured: FSA
	4.500% 01/15/21	1,000,000	1,020,750
VA Spotsylvania County Systems Revenue
	Insured: FSA
	5.000% 06/01/19	1,030,000	1,098,186
VA Upper Occoquan Sewage Authority
	Series 1995 A,
	Insured: MBIA
	5.150% 07/01/20	1,295,000	1,414,956
	Series 2005,
	Insured: FSA
	5.000% 07/01/21	2,640,000	2,742,300
Water & Sewer Total			13,549,770
UTILITIES TOTAL			20,154,330

	Total Municipal Bonds (cost of $307,219,417)		298,572,487

		Shares
Investment Company — 2.4%
	Columbia Tax-Exempt Reserves, Capital Class
	(7 day yield of 1.355%)(c)(d)	7,457,514	7,457,514

	Total Investment Company (cost of $7,457,514)		7,457,514

		Par ($)
Short-Term Obligation — 0.1%
VARIABLE RATE DEMAND NOTE (e) — 0.1%
WA Housing Finance Commission
	Local 82 JATC Educational Development Trust,
	Series 2000,
	LOC: U.S. Bank N.A.
	1.450% 11/01/25	100,000	100,000

11

Value ($)
Total Short-Term Obligation (cost of $100,000)	100,000

Total Investments — 98.6% (cost of $314,776,931)(f)(g)	306,130,001

Other Assets & Liabilities, Net — 1.4%	4,488,552

Net Assets — 100.0%	310,618,553

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 – Quoted Prices	$7,457,514	$—
	Level 2 – Other Significant Observable Inputs	298,672,487	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$306,130,001	$—

12

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2008.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Investments in affiliates during the nine month period ended December 31, 2008:

Security name: Columbia Tax-Exempt Reserves. Capital Class (7 day yield of 1.355%)

Shares as of 03/31/08:	14,706,573
Shares purchased:	53,187,576
Shares sold:		(60,436,635)
Shares as of 12/31/08:	7,457,514
Net realized gain/loss:	$—
Dividend income earned:	$139,020
Value at end of period:	$7,457,514

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)

Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflect the rate as of December 31, 2008.

(f)	Cost for federal income tax purposes is $314,776,931.

(g)	Unrealized appreciation and depreciation at December 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$6,980,940	$(15,627,870)	$(8,646,930)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

13

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 20, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	February 20, 2009